GMO TRUST                                                             Prospectus
                                                                   June 30, 2000
                                                     as revised February 1, 2001

GMO TRUST OFFERS A BROAD SELECTION
OF INVESTMENT ALTERNATIVES TO INVESTORS.

U.S. EQUITY FUNDS

- U.S. Core Fund
- Tobacco-Free Core Fund
- Value Fund
- Intrinsic Value Fund
- Growth Fund
- Small Cap Value Fund
- Small Cap Growth Fund
- REIT Fund
- Tax-Managed U.S. Equities Fund
- Tax-Managed Small Companies Fund

FIXED INCOME FUNDS
- Domestic Bond Fund
- U.S. Bond/Global Alpha A Fund
- U.S. Bond/Global Alpha B Fund
- International Bond Fund
- Currency Hedged International Bond Fund
- Global Bond Fund
- Emerging Country Debt Fund
- Short-Term Income Fund
- Global Hedged Equity Fund
- Inflation Indexed Bond Fund
- Emerging Country Debt Share Fund

INTERNATIONAL EQUITY FUNDS
- International Intrinsic Value Fund
- Currency Hedged International Equity Fund
- Foreign Fund
- Foreign Small Companies Fund
- International Small Companies Fund
- Emerging Markets Fund
- Evolving Countries Fund
- Asia Fund
- Tax-Managed International Equities Fund

ASSET ALLOCATION FUNDS
- International Equity Allocation Fund
- World Equity Allocation Fund
- Global (U.S.+) Equity Allocation Fund
- Global Balanced Allocation Fund
- U.S. Sector Fund

Information about other funds offered by GMO Trust is contained in separate prospectuses.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.........     1
  U.S. Equity Funds.........................................     2
     U.S. Core Fund.........................................     2
     Tobacco-Free Core Fund.................................     3
     Value Fund.............................................     4
     Intrinsic Value Fund...................................     5
     Growth Fund............................................     6
     Small Cap Value Fund...................................     7
     Small Cap Growth Fund..................................     8
     REIT Fund..............................................     9
     Tax-Managed U.S. Equities Fund.........................    10
     Tax-Managed Small Companies Fund.......................    11
  International Equity Funds................................    12
     International Intrinsic Value Fund.....................    12
     Currency Hedged International Equity Fund..............    14
     Foreign Fund...........................................    15
     Foreign Small Companies Fund...........................    16
     International Small Companies Fund.....................    17
     Emerging Markets Fund..................................    18
     Evolving Countries Fund................................    19
     Asia Fund..............................................    20
     Tax-Managed International Equities Fund................    21
  Fixed Income Funds........................................    22
     Domestic Bond Fund.....................................    22
     U.S. Bond/Global Alpha A Fund..........................    23
     U.S. Bond/Global Alpha B Fund..........................    24
     International Bond Fund................................    25
     Currency Hedged International Bond Fund................    26
     Global Bond Fund.......................................    27
     Emerging Country Debt Fund.............................    28
     Short-Term Income Fund.................................    29
     Global Hedged Equity Fund..............................    30
     Inflation Indexed Bond Fund............................    31
     Emerging Country Debt Share Fund.......................    32
  Asset Allocation Funds....................................    33
     International Equity Allocation Fund...................    33
     World Equity Allocation Fund...........................    34
     Global (U.S.+) Equity Allocation Fund..................    35
     Global Balanced Allocation Fund........................    36
     U.S. Sector Fund.......................................    37
SUMMARY OF PRINCIPAL RISKS..................................    38
FEES AND EXPENSES...........................................    44
BENCHMARKS AND INDEXES......................................    51
MANAGEMENT OF THE TRUST.....................................    56
DETERMINATION OF NET ASSET VALUE............................    58
HOW TO PURCHASE SHARES......................................    59
HOW TO REDEEM SHARES........................................    60
MULTIPLE CLASSES............................................    61
DISTRIBUTIONS AND TAXES.....................................    62
FINANCIAL HIGHLIGHTS........................................    64
INVESTMENT BY FIXED INCOME FUNDS IN GMO ALPHA LIBOR FUND....    85
ADDITIONAL INFORMATION..................................back cover
SHAREHOLDER INQUIRIES...................................back cover
DISTRIBUTOR.............................................back cover

                                  SUMMARIES OF
              FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The following summaries describe each Fund's investment objective and principal investment strategies. Each Fund may make other investments and engage in other investment strategies that are not specifically described in the summaries. More information about each Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, each Fund's investment objective and policies may be changed by the Trustees without shareholder approval. The investment objectives of the U.S. Core Fund, Value Fund, Growth Fund, Short-Term Income Fund and the International Intrinsic Value Fund are fundamental.

     In many of the Fund summaries that follow, it is noted that a particular Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments.

     Investing in mutual funds involves risk. Each Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Investors should refer to the SUMMARY OF PRINCIPAL RISKS in the Prospectus at page 38 for a discussion of the principal risks of investing in the Funds. See the Statement of Additional Information for additional information about the risks of specific Fund investments and strategies. Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.

It is important for you to note:

     - You may lose money on an investment in a Fund.

     - An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
Fund Inception Date: 9/18/85

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMCTX   USCore  362007 88 2
                                                              Class II   GMTWX   USCore  362007 80 9
                                                              Class IV   GMRFX   USCore  362008 84 9

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO U.S. Core Fund seeks high total return through investment in U.S. equity securities. The Fund's current benchmark is the S&P 500 Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 600 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad U.S. equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as fair value, earnings and price momentum, cash flow, book value and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leverage Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                           U.S. CORE FUND(%)
                                                                           -----------------
1990                                                                             -1.34
1991                                                                             29.89
1992                                                                              5.94
1993                                                                             16.28
1994                                                                              2.36
1995                                                                             43.25
1996                                                                             17.61
1997                                                                             35.10
1998                                                                             24.69
1999                                                                             18.59

                        Highest Quarter: 19.49% (4Q1998)
                        Lowest Quarter: -13.53% (3Q1990)
                      Year-to-Date (as of 3/31/00): 3.97%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      9/18/85
-----------------------------------------------------------------
 CLASS III              18.43%   27.42%     18.43%     19.01%
-----------------------------------------------------------------
 S&P 500                21.04%   28.54%     18.20%     18.99%
-----------------------------------------------------------------
                                                       6/7/96
-----------------------------------------------------------------
 CLASS II*              18.55%      N/A        N/A     24.58%
-----------------------------------------------------------------
 S&P 500                21.04%      N/A        N/A     26.48%
-----------------------------------------------------------------
                                                       1/9/98
-----------------------------------------------------------------
 CLASS IV               18.62%      N/A        N/A     24.80%
-----------------------------------------------------------------
 S&P 500                21.04%      N/A        N/A     27.96%
-----------------------------------------------------------------

* For the period from November 17, 1997 to January 9, 1998, no Class II shares were outstanding. Performance for that period is that of Class III shares. If Class II shares had been outstanding, performance would be lower because Class II expenses are higher.

 GMO TOBACCO-FREE CORE FUND
Fund Inception Date: 10/31/91

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMTCX   TobaccoFr  362007 85 8

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Tobacco-Free Core Fund seeks high total return through investment in U.S. equity securities. The Fund's current benchmark is the S&P 500 Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 600 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange, and which are not Tobacco Producing Issuers. Tobacco Producing Issuers are defined as those issuers that are within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad exposure to equity securities of non-Tobacco Producing Issuers. Using these principles, the Manager employs a bottom-up approach to select stocks based on strategies such as fair value, earnings and price momentum, cash flow, book value and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leverage Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       TOBACCO FREE CORE FUND %
                                                                       ------------------------
1992                                                                              5.69
1993                                                                             17.42
1994                                                                              2.40
1995                                                                             43.00
1996                                                                             18.30
1997                                                                             35.60
1998                                                                             25.20
1999                                                                             21.25

                        Highest Quarter: 19.47% (4Q1998)
                        Lowest Quarter: -10.01% (3Q1998)
                      Year-to-Date (as of 3/31/00): 4.14%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      10/31/91
-----------------------------------------------------------------
 CLASS III              21.08%   28.29%        N/A     20.88%
-----------------------------------------------------------------
 S&P 500                21.04%   28.54%        N/A     20.23%
-----------------------------------------------------------------

 GMO VALUE FUND
Fund Inception Date: 11/13/90

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOVX   Value   362007 82 5

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Value Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's current benchmark is the Russell 1000 Value Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies chosen from the Russell 1000 Value Index, emphasizing large capitalization equity securities. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. equity securities of companies that in the opinion of the Manager represent favorable values relative to their market prices. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses traditional investment principles combining fundamental and quantitative analysis to provide broad U.S. equity market exposure. Using these principles, the Manager focuses on stock selection, and primarily selects issuers which it believes represent favorable values relative to their market prices. The Manager employs a bottom-up approach to select stocks, and uses various techniques in seeking companies which trade below fair value, as determined by the value of the earnings stream (using a proprietary dividend discount model), the asset value or the franchise value.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk) and Derivatives Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                             VALUE FUND %
                                                                             ------------
1991                                                                             25.75
1992                                                                              9.35
1993                                                                             18.67
1994                                                                              0.61
1995                                                                             38.18
1996                                                                             20.73
1997                                                                             30.42
1998                                                                             11.66
1999                                                                              2.70

                        Highest Quarter: 18.17% (1Q1991)
                        Lowest Quarter: -10.89% (3Q1998)
                      Year to Date (as of 3/31/00): -2.71%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      11/13/90
-----------------------------------------------------------------
 CLASS III              2.55%    20.02%        N/A     17.41%
-----------------------------------------------------------------
 RUSSELL 1000 VALUE
  INDEX                 7.35%    23.06%        N/A     18.78%
-----------------------------------------------------------------

 GMO INTRINSIC VALUE FUND
Fund Inception Date: 8/2/99

                                                                                FUND CODES
                                                              ----------------------------------------------
                                                                         Ticker      Symbol         Cusip
                                                                         ------   ------------   -----------
                                                              Class III  GMIVX    IntrinsicVal   362008 63 3

                       OBJECTIVE AND PRINCIPAL STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Intrinsic Value Fund seeks long-term capital growth through investment in equity securities. The Fund's current benchmark is the Russell 1000 Value Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies chosen from the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange, emphasizing large capitalization equity securities. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in U.S. equity securities of companies that, in the opinion of the Manager, represent favorable values relative to their market prices. The Fund intends to be fully invested and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; and
(iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses quantitative analytical methods, for example, computer models, to choose approximately 300 stocks from among the companies listed in the Russell 1000 Index for the Fund's portfolio. Using a bottom-up approach that normally focuses on individual stock selection, with less emphasis on industry and sector allocation, the Manager researches and evaluates individual companies. Stocks of companies with price to book ratios, price to sales ratios, price to fair values and cash flow yields that meet the Manager's criteria as undervalued or cheap are ranked highly. Stocks ranked highly by more than one criterion are favored for selection. The Manager believes that a security with a low price in relation to its fair value or intrinsic value has opportunity for appreciation. The Manager attempts to control risk by weighing the trade-off between a stock's expected return and its potential to contribute to the Fund's overall risk profile.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk) and Derivatives Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

     No performance is included in this section because the Fund commenced operations in 1999.

 GMO GROWTH FUND
Fund Inception Date: 12/30/88

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOGX   Growth  362007 78 3

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Growth Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 1000 Growth Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad exposure to the large capitalization growth sector of the U.S. equity market. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as fair value, earnings and price momentum. The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Growth Securities Risk), Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                            GROWTH FUND (%)
                                                                            ---------------
1990                                                                              2.42
1991                                                                             41.27
1992                                                                              4.21
1993                                                                              4.60
1994                                                                              1.70
1995                                                                             39.85
1996                                                                             20.39
1997                                                                             29.35
1998                                                                             37.30
1999                                                                             39.04

                        Highest Quarter: 27.46% (4Q1998)
                        Lowest Quarter: -17.77% (3Q1990)
                      Year-to-Date (as of 3/31/00): 11.16%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             12/30/88
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     38.84%   32.92%     20.86%     22.35%
--------------------------------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX                                     33.16%   32.40%     20.31%     21.65%
--------------------------------------------------------------------------------------------------------

 GMO SMALL CAP VALUE FUND
Fund Inception Date: 12/31/91

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMSVX   SmCapVal  362007 72 6

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Small Cap Value Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 2500 Value Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the Russell 2500 Value Index. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as price to fair value, price to sales ratio, price to book ratio and cash flow yield. Stocks that are inexpensive based on these factors are ranked highly. The Manager then purchases stocks ranked highly in each of the four factors, emphasizing stocks that appear attractive in more than one strategy. The Manager then uses a final optimization process to help control portfolio risk.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk), Smaller Company Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP VALUE FUND (%)
                                                                       ------------------------
1992                                                                             24.22
1993                                                                             20.15
1994                                                                              3.84
1995                                                                             27.28
1996                                                                             20.16
1997                                                                             29.72
1998                                                                              0.03
1999                                                                              2.95

                        Highest Quarter: 18.24% (2Q1999)
                        Lowest Quarter: -18.31% (3Q1998)
                      Year-to-Date (as of 3/31/00): 2.76%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             12/31/91
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      1.92%   15.12%        N/A     15.34%
--------------------------------------------------------------------------------------------------------
 RUSSELL 2500 VALUE INDEX                                       1.47%   15.99%        N/A     15.13%
--------------------------------------------------------------------------------------------------------
 GMO RUSSELL 2500 VALUE +                                       1.47%   15.72%        N/A     13.64%
--------------------------------------------------------------------------------------------------------

 GMO SMALL CAP GROWTH FUND
Fund Inception Date: 12/31/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GMSGX   SmCapGr  362007 68 4

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Small Cap Growth Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 2500 Growth Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the Russell 2500 Growth Index. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as the trend in consensus analyst estimates, price momentum and an earnings surprise component. Stocks that demonstrate strong momentum based on these factors are ranked highly. The Manager then purchases stocks ranked highly in each of the three factors, emphasizing stocks that appear attractive in more than one factor. The Manager then uses a final optimization process to help control risk.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Growth Securities Risk) Smaller Company Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP GROWTH FUND(%)
                                                                       ------------------------
1997                                                                             24.69
1998                                                                              5.79
1999                                                                             30.38

                        Highest Quarter: 26.98% (4Q1999)
                        Lowest Quarter: -22.08% (3Q1998)
                      Year-to-Date (as of 3/31/00): 14.20%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             12/31/96
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     29.08%      N/A        N/A     19.41%
--------------------------------------------------------------------------------------------------------
 RUSSELL 2500 GROWTH INDEX                                     55.50%      N/A        N/A     22.53%
--------------------------------------------------------------------------------------------------------

 GMO REIT FUND
Fund Inception Date: 5/31/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMORX    REIT    362007 62 7

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO REIT Fund seeks high total return through investment in or exposure to real estate investment trusts ("REITs"), which are managed vehicles that invest in real estate or real estate-related assets. The Fund's current benchmark is the Morgan Stanley REIT Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity REITs, which own real estate directly; mortgage REITs, which make construction, development or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to: (1) hedge equity exposure; (2) replace direct investing; and (3) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to evaluate REITs. Using these principles, the Manager employs a bottom-up approach to select REITs based on such factors as valuation, prospects for growth, quality of the balance sheet and management.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivative Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left show changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                              REIT FUND %
                                                                              -----------
1999                                                                             16.96

                        Highest Quarter: 11.52% (3Q1997)
                        Lowest Quarter: -16.27% (3Q1998)
                      Year-to-Date (as of 3/31/00): 2.48%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------------------------------------------
                                                                                            5/31/96
-------------------------------------------------------------------------------------------------------
 CLASS III                                                    -5.61%    N/A       N/A        2.47%
-------------------------------------------------------------------------------------------------------
 MORGAN STANLEY REIT INDEX                                    -4.55%    N/A       N/A        5.80%
-------------------------------------------------------------------------------------------------------

 GMO TAX -MANAGED U.S. EQUITIES FUND
Fund Inception Date: 7/23/98

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GTMUX    n/a     362008 71 6

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Tax-Managed U.S. Equities Fund seeks high after-tax total return primarily through investment in U.S. equity securities. The Fund's current benchmark is the GMO S&P 500 (After Tax).

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from among the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad U.S. equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as fair value, earnings and price momentum, cash flow, book value, and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a tax-sensitive optimization process to evaluate a stock's return forecast and how much risk the stock adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows the Fund's annual total return for the period shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.

               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)
                            Years Ending December 31
[GRAPH]

                                                                     TAX-MANAGED U.S. EQUITIES FUND
1999                                                                             16.96

                        Highest Quarter: 15.80% (4Q1999)
                        Lowest Quarter: -7.69% (3Q1999)
                      Year-to-Date (as of 3/31/00): 6.68%

                    AVERAGE ANNUAL TOTAL RETURN (Before Tax)
                        Periods Ending December 31, 1999

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------------------------------------------
                                                                                            7/23/98
-------------------------------------------------------------------------------------------------------
 CLASS III                                                    16.80%    N/A       N/A       18.69%
-------------------------------------------------------------------------------------------------------
 S&P 500                                                      21.04%    N/A       N/A       20.88%
-------------------------------------------------------------------------------------------------------

 GMO TAX-MANAGED SMALL
          COMPANIES FUND
Fund Inception Date: 6/1/99

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker   Symbol        Cusip
                                                                         ------  ---------   -----------
                                                              Class III  GTMSX   TxMngSmCo   362008 62 5

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Tax-Managed Small Companies Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of smaller companies primarily traded in the U.S. The Fund's current benchmark is the GMO Russell 2500 Index (After Tax).

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies included in, or with total market capitalizations similar to those companies included in, the Russell 2500 Index ("small companies"). The Russell 2500 Index is comprised of the smaller companies among the largest U.S. companies. These small companies have average market capitalizations of less than $1 billion. Companies in the Fund's portfolio may have market capitalizations that are larger or smaller. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related techniques to: (i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as price to fair value, price to sales ratio, price to book ratio and cash flow yield. Stocks that are inexpensive based on these factors are ranked highly. The Manager then purchases stocks ranked highly in each of four factors, emphasizing stocks that appear attractive in more than one strategy. The Manager then uses a tax-sensitive optimization process to weigh the trade off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Smaller Company Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

     No performance is included in this section because the Fund commenced operations in 1999.

                           INTERNATIONAL EQUITY FUNDS

     The International Equity Funds include Funds that invest in developed foreign markets only and Funds that invest to varying degrees in emerging foreign markets. Emerging Markets Fund, Evolving Countries Fund and Asia Fund (together, the "Emerging Markets Funds") invest primarily in securities of emerging countries including Asia, Latin America, Southern and Eastern Europe, the Middle East and Africa. Evolving Countries Fund seeks to invest primarily in certain emerging market securities (evolving country securities) that in the Manager's view are more liquid than securities of emerging markets generally.

 GMO INTERNATIONAL INTRINSIC VALUE FUND
Fund Inception Date: 3/31/87

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class II   GMICX             362007 20 5
                                                              Class III  GMOIX             362007 30 4
                                                              Class IV   GMCFX             362008 83 1

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The International Intrinsic Value Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the SSB PMI Value EPAC Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of non-U.S. issuers chosen from among the companies in developed markets that are listed in the MSCI Perspective publication, which generally includes approximately 2500 issuers in the MSCI EAFE universe and Canadian companies. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio focusing on equity securities that represent favorable values relative to their market prices. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as relative valuations, economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as relative valuations in book value, earnings, cash flow, sales, dividends and forecasted earnings as well as fair value, neglect, and both price and earnings momentum and ranks highly the securities of companies that meet the Manager's criteria as undervalued. The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk), Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                 INTERNATIONAL INTRINSIC VALUE FUND(%)
                                                                 -------------------------------------
1990                                                                             -8.12
1991                                                                             14.46
1992                                                                             -1.15
1993                                                                             39.96
1994                                                                              4.14
1995                                                                             10.32
1996                                                                              9.55
1997                                                                              0.92
1998                                                                              13.6
1999                                                                             14.62

                        Highest Quarter: 16.70% (1Q1998)
                        Lowest Quarter: -15.92% (3Q1990)
                      Year-to-Date (as of 3/31/00): -5.49%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

---------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                              3/31/87
---------------------------------------------------------------------------------------------------------
 CLASS III                                                     13.93%     9.55%      9.11%     10.51%
---------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     26.96%    12.82%      7.01%      8.47%
---------------------------------------------------------------------------------------------------------
 SSB PMI VALUE EPAC                                            -6.77%     8.49%      9.54%        N/A
---------------------------------------------------------------------------------------------------------
                                                                                              9/26/96
---------------------------------------------------------------------------------------------------------
 CLASS II                                                      13.79%       N/A        N/A     10.31%
---------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     26.96%       N/A        N/A     15.12%
---------------------------------------------------------------------------------------------------------
 SSB PMI VALUE EPAC                                            -6.77%       N/A        N/A        N/A
---------------------------------------------------------------------------------------------------------
                                                                                               1/9/98
---------------------------------------------------------------------------------------------------------
 CLASS IV                                                      13.96%       N/A        N/A     15.63%
---------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     26.96%       N/A        N/A     25.47%
---------------------------------------------------------------------------------------------------------
 SSB PMI VALUE EPAC                                            -6.77%       N/A        N/A        N/A
---------------------------------------------------------------------------------------------------------

 GMO CURRENCY HEDGED
    INTERNATIONAL EQUITY FUND
Fund Inception Date: 6/30/95

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMOCX               362007 58 5
                                                              Class IV   GMHFX               362008 81 5

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Currency Hedged International Equity Fund seeks high total return through investment in equity securities of non-U.S. issuers and through management of the Fund's foreign currency positions. The Fund's current benchmark is the MSCI EAFE Index (Hedged).

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of non-U.S. issuers chosen from among the companies in developed markets that are listed in the MSCI Perspective publication, which generally includes approximately 2500 issuers in the MSCI EAFE universe index, smaller companies and Canadian companies. The Fund will also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund may also use derivatives to adjust its foreign currency exposure independently of its exposure to international equity markets. The Fund will generally attempt to hedge at least 70% of the foreign currency exposure represented by the securities in the benchmark back to the U.S. dollar. Consequently, the Fund's actual foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as economic sensitivity, profitability and size. For currencies, the Manager examines factors such as relative valuations, export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as relative valuations in book value, earnings, cash flow, sales, dividends and forecasted earnings as well as fair value, neglect, and both price and earnings momentum. The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.

     RISKS. The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL EQUITY FUND(%)
                                                              --------------------------------------------
1996                                                                             15.28
1997                                                                             12.90
1998                                                                              7.29
1999                                                                             20.91

                        Highest Quarter: 17.38% (1Q1998)
                        Lowest Quarter: -19.29% (3Q1998)
                      Year-to-Date (as of 3/31/00): -1.90%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

------------------------------------------------------------------
                         1 YEAR   5 YEARS   10 YEARS   INCEPT.
------------------------------------------------------------------
                                                       6/30/95
------------------------------------------------------------------
 CLASS III               20.18%      N/A        N/A     15.26%
------------------------------------------------------------------
 MSCI EAFE (HEDGED)      36.47%      N/A        N/A     21.94%
------------------------------------------------------------------
                                                        1/9/98
------------------------------------------------------------------
 CLASS IV                20.39%      N/A        N/A     14.17%
------------------------------------------------------------------
 MSCI EAFE (HEDGED)      36.47%      N/A        N/A     26.64%
------------------------------------------------------------------

 GMO FOREIGN FUND
Fund Inception Date: 6/28/96

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class II   GMFRX   Foreign 362007 56 9
                                                              Class III  GMOFX   Foreign 362007 55 1
                                                              Class IV   GMFFX   Foreign 362008 82 3

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Foreign Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the MSCI EAFE Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from companies listed outside the U.S., including any of the 4000 companies in developed and emerging markets listed in the MSCI database. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also use exchange-traded and over-the-counter derivatives to adjust its foreign currency exposure.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental analysis of issuers and country economics to build an international equity portfolio. The Manager evaluates stocks by examining value factors such as price to earnings, price to book, price to cash flow and yield. The Manager then focuses on the companies that rank attractively in these four categories and makes selections based on research including a review of the sector/industry, publicly available company information, fundamental analysis and discussions with company management.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

     The Fund commenced operations as a registered investment company on June 28, 1996. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance of Class III Shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and was not subject to certain restrictions imposed on the Fund under the Investment Company Act of 1940. Had the pool been subject to these restrictions, its performance may have been adversely affected.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                            FOREIGN FUND(%)
                                                                            ---------------
1990                                                                             -9.81
1991                                                                             12.34
1992                                                                             -4.61
1993                                                                             41.16
1994                                                                              6.52
1995                                                                             13.85
1996                                                                             14.31
1997                                                                              6.86
1998                                                                             13.95
1999                                                                             28.96

                        Highest Quarter: 16.90% (4Q1998)
                        Lowest Quarter: -18.90% (3Q1990)
                      Year-to-Date (as of 3/31/00): -3.26%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             8/31/84
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     28.96%   15.36%     11.49%     18.68%
--------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     26.96%   12.82%      7.01%     15.87%
--------------------------------------------------------------------------------------------------------
                                                                                             9/30/96
--------------------------------------------------------------------------------------------------------
 CLASS II                                                      28.84%      N/A        N/A     17.21%
--------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     26.96%      N/A        N/A     14.99%
--------------------------------------------------------------------------------------------------------
                                                                                              1/9/98
--------------------------------------------------------------------------------------------------------
 CLASS IV                                                      28.95%      N/A        N/A     22.94%
--------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     26.96%      N/A        N/A     25.47%
--------------------------------------------------------------------------------------------------------

 GMO FOREIGN SMALL COMPANIES FUND
Fund Inception Date: 7/1/00

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  ------------
                                                              Class III  GMFSX   ForSmCos   362 008 61 7

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Foreign Small Companies Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the SSB EMI World ex-U.S. Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of smaller companies located or doing business outside of the U.S. including but not limited to companies in the SSB EMI World ex-U.S. universe. Companies in the Fund's portfolio may have market capitalizations that are larger or smaller than companies in this universe. For a given country, the Manager generally defines "smaller companies" to include the bottom 30% of the companies in that country as measured by total market capitalization. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments to: (i) adjust its equity or foreign currency exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: In selecting stocks for the Fund's portfolio, the Manager uses a value-oriented, bottom-up approach, researching and evaluating individual companies, to select stocks for the Fund. When considering a company for the portfolio, the Manager looks at value factors such as price to earnings ratio, price to book ratio, price to cash flow ratio and yield. The Manager then focuses on the companies that rank attractively based on these criteria. The Manager meets with company management and other knowledgeable participants in world markets. Sector and country allocations are determined by the Manager's top-down analysis of economic and market data.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Smaller Company Risk, Foreign Investment Risk (including the enhanced risks of investing in Emerging Markets), Currency Risk, Derivatives Risk and Management Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's* annual total returns from year to year for the periods shown. The table to the right shows how the Fund's* average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

     The Fund commenced operations as a registered investment company on July 1, 2000. Prior to that date, the Fund was operated as a portfolio of a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance information is that of the private investment pool, restated to reflect the Fund's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed by the Investment Company Act of 1940. Had the pool been subject to these restrictions, its performance may have been adversely affected.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                       FOREIGN SMALL COMPANIES %
                                                                       -------------------------
1996                                                                             22.09
1997                                                                              -3.8
1998                                                                              4.51
1999                                                                             41.52

                        Highest Quarter: 15.12% (4Q1998)
                        Lowest Quarter: -17.4% (3Q1998)
                      Year-to-Date (as of 6/30/00): -0.73%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------------------------------------------
                                                                                             1/4/95
-------------------------------------------------------------------------------------------------------
 CLASS III*                                                   41.52%    N/A       N/A       13.51%
-------------------------------------------------------------------------------------------------------
 SALOMON EMI WORLD EX-U.S.                                    23.96%    N/A       N/A        7.56%
-------------------------------------------------------------------------------------------------------

---------------
* Performance information presented is that of the Fund's predecessor for all periods prior to July 1, 2000.

 GMO INTERNATIONAL
    SMALL COMPANIES FUND
Fund Inception Date: 10/14/91

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMISX   IntSmCos  362007 52 8


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The International Small Companies Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the SSB EMI World ex-U.S. Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from among the 3500 companies in developed markets, including issuers in the MSCI EAFE universe and Canadian companies, and that are among the smallest 50% in terms of market capitalization for each country. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as relative valuations, economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such relative valuations in book value, earnings, cash flows, sales, dividends and forecasted earnings as well as fair value, neglect, and both price and earnings momentum. The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Smaller Company Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk, Credit and Counterparty Risk and Liquidity Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                INTERNATIONAL SMALL COMPANIES FUND (%)
                                                                --------------------------------------
1992                                                                             -7.39
1993                                                                             54.97
1994                                                                              4.74
1995                                                                              4.91
1996                                                                              9.84
1997                                                                             -3.54
1998                                                                              8.50
1999                                                                             11.00

                        Highest Quarter: 17.13% (1Q1998)
                        Lowest Quarter: -14.71% (3Q1998)
                      Year-to-Date (as of 3/31/00): -0.50%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                            10/14/91
--------------------------------------------------------------------------------------------------------
 CLASS III                                                    9.23%     5.67%      N/A         7.99%
--------------------------------------------------------------------------------------------------------
 SSB EMI WORLD EX-U.S.                                        23.96%    7.28%      N/A         6.72%
--------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                    26.96%   12.82%      N/A        10.85%
--------------------------------------------------------------------------------------------------------

 GMO EMERGING MARKETS FUND
Fund Inception Date: 12/9/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMOEX   EmergMkt  362007 60 1
                                                              Class IV   GMEFX   EmergMkt  362008 79 9

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Emerging Markets Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's current benchmark is the IFC Investable Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build a value-biased emerging market equity portfolio. Using these principles, the Manager creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Manager examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts, and values currencies based on real effective exchange rates. For securities, the Manager examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Manager examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Manager also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Manager then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk the stock adds relative to the Fund's benchmark and transaction costs.

     RISKS. The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                       EMERGING MARKETS FUND (%)
                                                                       -------------------------
1994                                                                              6.29
1995                                                                            -12.57
1996                                                                             11.64
1997                                                                             -0.10
1998                                                                            -28.88
1999                                                                             77.73

                        Highest Quarter: 34.40% (2Q1999)
                        Lowest Quarter: -28.24% (2Q1998)
                      Year-to-Date (as of 3/31/00): 1.74%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

----------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------------------------------------
                                                                                               12/9/93
----------------------------------------------------------------------------------------------------------
 CLASS III                                                      74.19%     3.85%       N/A       5.88%
----------------------------------------------------------------------------------------------------------
 IFC INVESTABLE                                                 67.14%     2.16%       N/A       1.43%
----------------------------------------------------------------------------------------------------------
                                                                                                1/9/98
----------------------------------------------------------------------------------------------------------
 CLASS IV                                                       74.08%       N/A       N/A      17.28%
----------------------------------------------------------------------------------------------------------
 IFC
  INVESTABLE                                                    67.14%       N/A       N/A      20.81%
----------------------------------------------------------------------------------------------------------

 GMO EVOLVING COUNTRIES FUND
Fund Inception Date: 8/29/97

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                        Ticker     Symbol       Cusip
                                                                       ---------  ---------  -----------
                                                              Class
                                                              III        GMCEX    EvolvCntr  362008 85 6

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Evolving Countries Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's current benchmark is the IFC Investable Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund attempts to achieve its objective by focusing its investments in evolving country securities that are more liquid than emerging market securities generally. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build a value-biased, relatively liquid and earnings momentum-biased emerging market equity portfolio. Using these principles, the Manager creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Manager examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts, and values currencies based on real effective exchange rates. For securities, the Manager examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Manager examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Manager also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Manager then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk the stock adds relative to the Fund's benchmark and transaction costs.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[Graph]

                                                                      EVOLVING COUNTRIES FUND (%)
                                                                      ---------------------------
1998                                                                            -24.03
1999                                                                             94.69

                        Highest Quarter: 60.80% (2Q1999)
                        Lowest Quarter: -28.87% (2Q1998)
                      Year-to-Date (as of 3/31/00): 0.77%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

---------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                              8/29/97
---------------------------------------------------------------------------------------------------------
 CLASS III                                                      90.81%       N/A       N/A      7.27%
---------------------------------------------------------------------------------------------------------
 IFC INVESTABLE                                                 67.14%       N/A       N/A      3.59%
---------------------------------------------------------------------------------------------------------

 GMO ASIA FUND
Fund Inception Date: 2/18/98

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMASX   Asia     362008 75 7

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Asia Fund seeks high total return through investment in equity securities traded in the Asian securities markets. The Fund's current benchmark is the GMO Asia 7 Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies traded in Asian countries other than Japan. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide Asian equity exposure. Using these principles, the Manager creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Manager examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts. For securities, the Manager examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Manager examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Manager also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Manager then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk it adds relative to the Fund's benchmark and transaction costs.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                             GMO ASIA FUND
                                                                             -------------
1999                                                                             67.50

                        Highest Quarter: 59.86% (2Q1999)
                        Lowest Quarter: -19.86% (3Q1999)
                      Year-to-Date (as of 3/31/00): -6.23%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

---------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                              2/18/98
---------------------------------------------------------------------------------------------------------
 CLASS III                                                      64.83%       N/A       N/A     20.13%
---------------------------------------------------------------------------------------------------------
 MSCI
  EMF ASIA                                                      70.40%       N/A       N/A     19.55%
---------------------------------------------------------------------------------------------------------
 GMO ASIA 7 INDEX                                               66.87%       N/A       N/A     29.59%
---------------------------------------------------------------------------------------------------------

 GMO TAX-MANAGED INTERNATIONAL
                     EQUITIES FUND
Fund Inception Date: 7/29/98

                                                                              FUND CODES
                                                              -------------------------------------------
                                                                         Ticker    Symbol        Cusip
                                                                         ------  ----------   -----------
                                                              Class III  GTMIX   TxMngIntEq   362008 66 6

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Tax-Managed International Equities Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities. The Fund's current benchmark is the GMO EAFE (After Tax).

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies in developed markets in the MSCI Perspectives universe, which includes issuers in the MSCI EAFE index, small companies and Canadian companies. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as relative valuations, economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as relative valuations in book value, earnings, cash flow, sales, dividends and forecasted earnings as well as fair value, neglect, and both price and earnings momentum. The Manager then uses a tax-sensitive optimization process to weigh the trade off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows the Fund's annual total return for the period shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.

               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)
                            Years Ending December 31
[GRAPH]

                                                              TAX-MANAGED INTERNATIONAL EQUITIES FUND %
                                                              -----------------------------------------
1999                                                                             15.25

                        Highest Quarter: 9.83% (2Q1999)
                        Lowest Quarter: -0.40% (1Q1999)
                      Year-to-Date (as of 3/31/00): -5.38%

                    AVERAGE ANNUAL TOTAL RETURN (Before Tax)
                        Periods Ending December 31, 1999

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------------------------------------------
                                                                                            7/23/98
-------------------------------------------------------------------------------------------------------
 CLASS III                                                    14.56%    N/A       N/A       11.23%
-------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                    26.96%    N/A       N/A       20.48%
-------------------------------------------------------------------------------------------------------

                               FIXED INCOME FUNDS

     The Funds in this category invest to a substantial extent in fixed income securities. These are obligations of the issuer to make payments of principal and/or interest on future dates, and include bonds, notes and asset backed securities. For these purposes, a bond refers to any fixed income obligation with an original maturity of two years or more, as well as "synthetic" bonds created by the Manager by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security. If the issuer or guarantor of a fixed income security is a foreign government or an agency or political subdivision, the obligation is often referred to as sovereign debt. The Manager will employ a variety of techniques to adjust the sensitivity of a Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, the portfolio's duration. The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all expected future cash flows, including interest payments and principal repayments. For example, for a bond with a 6% coupon that matures in five years with a 6% yield, duration would be 4.39 years. The Emerging Countries referred to below include less developed countries in Asia, Latin America, the Middle East, Africa and Europe.

 GMO DOMESTIC BOND FUND
Fund Inception Date: 8/18/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMDBX    DomestBd   362007 41 1

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Domestic Bond Fund seeks high total return through investment in U.S. investment grade securities. The Fund's current benchmark is the Lehman Brothers Government Bond Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may expose a portion of its assets to foreign credit, and may invest some of its assets in lower-rated securities. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques to identify bonds which have high relative yield spreads and which the Manager believes are undervalued. The Manager also considers issue-specific risk in the selection process. The Manager employs competitive trading practices to help ensure that the Fund receives the best available prices and monitors credit risk in the portfolio. The Fund's portfolio will generally have a duration of four (4) to six (6) years.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk and Leveraging Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
1995                                                                             18.57
1996                                                                              3.04
1997                                                                              9.96
1998                                                                              8.05
1999                                                                             -1.79

                        Highest Quarter: 6.35% (2Q1995)
                        Lowest Quarter: -2.37% (1Q1996)
                      Year-to-Date (as of 3/31/00): 3.76%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             8/18/94
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     -1.79%   7.34%       N/A       6.70%
--------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT BOND INDEX                         -2.23%   7.43%       N/A       6.83%
--------------------------------------------------------------------------------------------------------

 GMO U.S. BOND/GLOBAL
    ALPHA A FUND
Fund Inception Date: 4/30/97

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GUGAX   USBdAlfaA  362008 60 9


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO U.S. Bond/Global Alpha A Fund seeks high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's current benchmark is the Lehman Brothers Aggregate Bond Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may expose a portion of its assets to lower-rated securities (also known as "junk bonds"), which may include the sovereign debt of Emerging Countries. The Fund will generally attempt to hedge at least 75% of its foreign currency exposure back to the U.S. dollar, and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund") and GMO Emerging Country Debt Fund ("ECDF").

     The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success at outperforming the U.S. bond market, and 3) the Manager's success in selecting global bond and currency markets to over-and underweight. A portion of the Fund's net assets may be invested in or exposed to foreign bonds, bond markets and foreign currencies on an unhedged basis. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques and quantitative applications to transfer valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio. The core portfolio seeks to match the duration of, and produce returns similar to, the Fund's benchmark. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Liquidity Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. In addition, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[GRAPH]

                                                                   U.S. BOND/GLOBAL ALPHA A FUND (%)
                                                                   ---------------------------------
1998                                                                              3.87
1999                                                                             -2.38

                        Highest Quarter: 1.51% (3Q1998)
                        Lowest Quarter: -2.37% (1Q1999)
                      Year-to-Date (as of 3/31/00): 2.84%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      4/30/97
-----------------------------------------------------------------
 CLASS III              -2.52%     N/A       N/A       4.80%
-----------------------------------------------------------------
 LEHMAN BROTHERS
  AGGREGATE BOND
  INDEX                 -0.82%     N/A       N/A        6.07%
-----------------------------------------------------------------

 GMO U.S. BOND/GLOBAL
    ALPHA B FUND
Fund Inception Date: 7/29/97

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GUGBX   USBdAlfaB  362008 88 0


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO U.S. Bond/Global Alpha B Fund seeks high total return relative to its performance benchmark through direct or indirect investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's current benchmark is the Lehman Brothers Aggregate Bond Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may expose a portion of its assets to lower-rated securities (also known as "junk bonds"). The Fund will generally attempt to hedge at least 75% of its foreign currency exposure back to the U.S. dollar, and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund").

     The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success at outperforming the U.S. bond market, and 3) the Manager's success in selecting global bond and currency markets to over-and underweight. A portion of the Fund's net assets may be invested in or exposed to foreign bonds, bond markets and foreign currencies on an unhedged basis. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques and quantitative applications to transfer valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio. The core portfolio seeks to match the duration of, and produce returns similar to, the Fund's benchmark. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[GRAPH]

                                                                   U.S. BOND/GLOBAL ALPHA B FUND (%)
                                                                   ---------------------------------
1998                                                                              7.00
1999                                                                             -3.20

                        Highest Quarter: 3.91% (3Q1998)
                        Lowest Quarter: -1.77% (1Q1999)
                      Year-to-Date (as of 3/31/00): 2.50%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             7/29/97
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     -3.35%      N/A        N/A      2.60%
--------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX                          -0.82%      N/A        N/A      4.78%
--------------------------------------------------------------------------------------------------------

 GMO INTERNATIONAL BOND FUND
Fund Inception Date: 12/22/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMIBX   IntlBond  362007 37 9

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO International Bond Fund seeks high total return through investment in foreign bond and currency markets. The Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund") and GMO Emerging Country Debt Fund ("ECDF").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. In addition, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
1994                                                                              5.16
1995                                                                             27.31
1996                                                                             16.66
1997                                                                              0.88
1998                                                                             10.79
1999                                                                             -5.48

                        Highest Quarter: 10.53% (1Q1995)
                        Lowest Quarter: -5.78% (1Q1999)
                      Year-to-Date (as of 3/31/00): -0.42%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

---------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                             12/22/93
---------------------------------------------------------------------------------------------------------
 CLASS III                                                     -5.62%    9.39%        N/A       8.46%
---------------------------------------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX                    -6.17%    6.36%        N/A       5.92%
---------------------------------------------------------------------------------------------------------

 GMO CURRENCY HEDGED
    INTERNATIONAL BOND FUND
Fund Inception Date: 9/30/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMHBX   CurHgIntBd  362007 34 6


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: GMO Currency Hedged International Bond Fund seeks high total return through investment in foreign bond and currency markets. The Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged).

     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund will retain no more than 25% of its net currency exposure in the U.S. dollar (allowing for netting of long and short currency positions), and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund") and GMO Emerging Country Debt Fund ("ECDF").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets. The Manager will make extensive use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. In addition, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL BOND FUND(%)
                                                              ------------------------------------------
1995                                                                             27.78
1996                                                                             23.86
1997                                                                             15.76
1998                                                                              5.67
1999                                                                              2.65

                        Highest Quarter: 8.50% (2Q1995)
                        Lowest Quarter: -0.47% (2Q1999)
                      Year-to-Date (as of 3/31/00): 3.03%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             9/30/94
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      2.50%   14.68%        N/A     13.88%
--------------------------------------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX (HEDGED)            2.43%   11.20%        N/A     10.97%
--------------------------------------------------------------------------------------------------------

 GMO GLOBAL BOND FUND
Fund Inception Date: 12/28/95

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMGBX   GlobalBd   362007 31 2

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Global Bond Fund seeks high total return through direct or indirect investment in global bond and currency markets. The Fund's current benchmark is the J.P. Morgan Global Government Bond Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund") and GMO Emerging Country Debt Fund ("ECDF").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. In addition, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                          GLOBAL BOND FUND %
                                                                          ------------------
1996                                                                             13.07
1997                                                                              6.36
1998                                                                             10.25
1999                                                                             -5.54

                        Highest Quarter: 5.18% (3Q1998)
                        Lowest Quarter: -4.98% (1Q1999)
                      Year-to-Date (as of 3/31/00): 0.83%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

---------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                             12/28/95
---------------------------------------------------------------------------------------------------------
 CLASS III                                                     -5.69%      N/A        N/A       5.73%
---------------------------------------------------------------------------------------------------------
 J.P. MORGAN GLOBAL GOVERNMENT BOND INDEX                      -5.08%      N/A        N/A       3.75%
---------------------------------------------------------------------------------------------------------

 GMO EMERGING COUNTRY
    DEBT FUND
Fund Inception Date: 4/19/94

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMCDX   EmgCntrDt  362007 27 0
                                                              Class IV   GMDFX   EmgCntrDt  362008 78 1

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Emerging Country Debt Fund seeks to earn high total return through investment in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index Global.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in sovereign debt of Emerging Countries. The Fund will generally have at least 50% of its assets denominated in, or hedged into, U.S. dollars. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy, and may seek to provide some protection against defaults of sovereign issuers in certain countries through the use of certain derivative instruments. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs a bottom-up approach to examining Emerging Country debt issues, and uses quantitative applications to take advantage of valuation inefficiencies in Emerging Country debt markets. In addition to considerations relating to investment restrictions and tax barriers, allocation of the Fund's investments among selected Emerging Countries will be based on certain other relevant factors including specific security valuations, as well as the outlook for economic growth, currency exchange rates, interest rates and political factors.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                     EMERGING COUNTRY DEPT FUND %
                                                                     ----------------------------
1995                                                                             45.10
1996                                                                             65.71
1997                                                                             31.01
1998                                                                            -35.53
1999                                                                             32.29

                        Highest Quarter: 26.17% (2Q1995)
                        Lowest Quarter: -34.91% (3Q1998)
                      Year-to-Date (as of 3/31/00): 14.39%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                              1 YEAR    5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             4/19/94
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     31.30%   23.49%      N/A       19.43%
--------------------------------------------------------------------------------------------------------
 J.P. MORGAN EMBI+                                             25.97%   16.65%      N/A       14.59%
--------------------------------------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL+                                      25.97%   16.65%      N/A       14.59%
--------------------------------------------------------------------------------------------------------
                                                                                              1/9/98
--------------------------------------------------------------------------------------------------------
 CLASS IV                                                      31.47%    N/A        N/A       -2.66%
--------------------------------------------------------------------------------------------------------
 J.P. MORGAN EMBI+                                             25.97%    N/A        N/A        5.40%
--------------------------------------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL+                                      25.97%    N/A        N/A        5.40%
--------------------------------------------------------------------------------------------------------

 GMO SHORT-TERM INCOME FUND
Fund Inception Date: 4/18/90

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMSIX    STIF    362007 47 8

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Short-Term Income Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high-quality fixed income instruments. The Fund's current benchmark is the SSB 3 Month T-Bill Index.

     PRINCIPAL INVESTMENTS: The Fund may invest in high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans, asset-backed securities issued by U.S. government agencies and private issuers, repurchase agreements, and certificates of deposit, bankers' acceptances and other bank obligations. While the Fund intends to invest primarily in short-term securities, it is NOT a money market fund. The Fund may also use derivatives. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses fundamental investment techniques to purchase bonds with a high relative yield spread. The Fund seeks to maintain a duration of not greater than two years. While the Fund invests in high-quality instruments, the Manager may or may not dispose of a security whose rating is lowered after purchase.

     RISKS: The most significant risk of an investment in the Fund is Market Risk. For more information about this risk, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                       SHORT-TERM INCOME FUND(%)
                                                                       -------------------------
1991                                                                             8.23
1992                                                                             5.78
1993                                                                             5.65
1994                                                                             1.60
1995                                                                             9.97
1996                                                                             5.40
1997                                                                             6.11
1998                                                                             4.48
1999                                                                             5.09

                        Highest Quarter: 3.51% (4Q1991)
                        Lowest Quarter: -0.24% (1Q1992)
                      Year-to-Date (as of 3/31/00): 1.79%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             4/18/90*
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     5.09%    6.19%       N/A       5.96%
--------------------------------------------------------------------------------------------------------
 SSB 3 MONTH T-BILL INDEX                                      4.67%    5.19%       N/A       4.96%
--------------------------------------------------------------------------------------------------------

* For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

 GMO GLOBAL HEDGED EQUITY FUND
Fund Inception Date: 7/29/94

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------   ------   -----------
                                                              Class III   N/A      N/A     362007 44 5

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Global Hedged Equity Fund seeks high total return consistent with minimal exposure to general equity market risk. The Fund's current benchmark is the SSB 3 Month T-Bill Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in shares of the GMO U.S. Equity Funds and GMO International Equity Funds (including the GMO Emerging Markets Funds) (the "underlying Funds"), or directly in equity securities of the type invested in by these Funds. The Fund may also use derivatives, including the equity hedging investments described below.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in a combination of (i) global equity securities, generally held through the underlying Funds; (ii) derivative instruments intended to hedge the value of the Fund's equity positions against general movements in the relevant equity market(s) and against changes in the value of the foreign currencies represented in the Fund's non-U.S. positions relative to the U.S. dollar; and (iii) long interest rate futures contracts intended to extend the duration of the Fund. The Fund expects to make substantial use of exchange-traded and over-the-counter derivatives and related instruments.

     Investors should understand that, as opposed to conventional portfolios composed of equity securities, to the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Rather, the Fund will perform more like a short-term fixed income fund adjusted by the Manager's outperformance or underperformance of equity markets generally.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund will implement its strategy globally with a combination of U.S. equities and international equities. For the U.S. equity portion of the portfolio, the Fund will invest in a U.S. equity strategy that will be hedged using exchange-traded S&P 500 futures contracts. For the international equity portion of the portfolio, the Fund will invest in an international strategy that will be hedged using foreign exchange-traded futures contracts and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk and Foreign Investment Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[BAR GRAPH]

                                                                     GLOBAL HEDGED EQUITY FUND %
1996                                                                             22.09
1997                                                                              -3.8
1998                                                                              4.51
1999                                                                             41.52

                        Highest Quarter: 8.01% (2Q1999)
                        Lowest Quarter: -4.10% (2Q1998)
                      Year-to-Date (as of 3/31/00): 1.44%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             7/29/94
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     -0.29%    0.50%        N/A      0.54%
--------------------------------------------------------------------------------------------------------
 SSB 3 MONTH T-BILL INDEX                                       4.67%    5.19%        N/A      5.17%
--------------------------------------------------------------------------------------------------------

 GMO INFLATION INDEXED BOND FUND
Fund Inception Date: 3/31/97

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMIIX   InfltInBd   362007 247

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Inflation Indexed Bond Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's current benchmark is the Lehman Brothers Treasury Inflation Notes Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in inflation indexed (as defined above) and other fixed income securities of both the United States and foreign issuers. Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. A bond will be deemed to be "linked" to general measures of inflation if, by such bond's terms, principal or interest components change with general movements of inflation in the country of issue. The Fund may also invest a portion of its assets in lower-rated securities (also known as "junk bonds"). The Fund may also invest in derivatives. The Fund invests in appropriate fixed income securities that in the opinion of the Manager represent favorable values relative to their market prices. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses fundamental investment techniques to select issues by matching the Fund's duration to that of its benchmark. The Manager may use exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[BAR GRAPH]

                                                                    INFLATION INDEXED BOND FUND(%)
                                                                    ------------------------------
1998                                                                             4.17
1999                                                                             2.70

                        Highest Quarter: 2.36% (3Q1998)
                         Lowest Quarter: 0.16% (4Q1998)
                      Year-to-Date (as of 3/31/00): 4.07%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             3/31/97
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     2.50%       N/A        N/A      3.64%
--------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS TREASURY INFLATION NOTES INDEX                2.36%       N/A        N/A       N/A*
--------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS TREASURY INFLATION NOTES+                     2.36%       N/A        N/A      3.50%
--------------------------------------------------------------------------------------------------------

* Index inception date is 10/1/97

 GMO EMERGING COUNTRY DEBT
    SHARE FUND
Fund Inception Date: 7/20/98

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------   ------   -----------
                                                              Class III   N/A      N/A     362008 64 1


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Emerging Country Debt Share Fund seeks high total return through investment in the GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust. The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index Global.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in ECDF, and will therefore indirectly employ ECDF's principal strategies. The Fund may also invest in cash and high quality money market instruments.

     For a discussion of the objective, principal investments and strategies and portfolio construction process for ECDF, please see "Summary of Fund Objectives and Principal Investment Strategies -- Emerging Country Debt Fund" above.

     RISKS: The most significant risks of an investment in the Fund are the risks the Fund is exposed to through ECDF, which include Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows the Fund's annual total return for the period shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                               GMO EMERGING COUNTRY DEBT SHARE FUND (%)
                                                               ----------------------------------------
1999                                                                             32.13

                        Highest Quarter: 18.02% (4Q1999)
                         Lowest Quarter: 1.30% (3Q1999)
                      Year-to-Date (as of 3/31/00): 14.47%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                              1 YEAR    5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             7/20/98
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     32.13%       N/A       N/A     -5.54%
--------------------------------------------------------------------------------------------------------
 J.P. MORGAN EMBI +                                            25.97%       N/A       N/A      3.45%
--------------------------------------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL +                                     25.97%       N/A       N/A      3.45%
--------------------------------------------------------------------------------------------------------

                   ASSET ALLOCATION FUNDS ("FUNDS OF FUNDS")

     The Asset Allocation Funds invest primarily in other GMO Funds to provide an investor with exposure to the investments -- and attendant risks -- of the underlying Funds.

PORTFOLIO CONSTRUCTION

     The Manager uses fundamental and quantitative investment principles to provide broad exposure to asset classes or sectors ("Asset Classes") and to make optimal allocations among these Asset Classes. The Manager uses top-down valuation methodologies to allocate Fund assets away from underlying Funds investing primarily in overvalued Asset Classes and into those underlying Funds whose Asset Classes the Manager believes are undervalued. The Manager considers forecasted risk, return, transaction costs and expected value-added for each of the underlying Funds when implementing the allocation strategy. Each Fund will consider whether to rebalance when cash flows occur, the investment outlook changes, or there has been a significant change in market valuation levels.

 GMO INTERNATIONAL EQUITY
    ALLOCATION FUND
Fund Inception Date: 10/11/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GIEAX   IntEqAl  362007 21 3


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The International Equity Allocation Fund seeks total return greater than the return of the GMO EAFE Extended benchmark through investment to varying extents in other Funds of the Trust.

     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds) and the GMO Fixed Income Funds (collectively, "underlying Funds").

     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO EAFE Extended benchmark. This benchmark modifies the MSCI EAFE index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.

     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years ending December 31
[BAR GRAPH]

                                                                INTERNATIONAL EQUITY ALLOCATION FUND(%)
                                                                ---------------------------------------
1997                                                                              1.74
1998                                                                              1.99
1999                                                                             26.77

                        Highest Quarter: 14.99% (4Q1998)
                        Lowest Quarter: -15.91% (3Q1998)
                      Year-to-Date (as of 3/31/00): -2.28%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             10/11/96
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     25.61%      N/A        N/A      9.47%
--------------------------------------------------------------------------------------------------------
 MSCI AC WORLD EX US                                           31.79%      N/A        N/A     14.99%
--------------------------------------------------------------------------------------------------------
 GMO EAFE EXTENDED+                                            27.40%      N/A        N/A     16.03%
--------------------------------------------------------------------------------------------------------

 GMO WORLD EQUITY
    ALLOCATION FUND
Fund Inception Date: 6/28/96

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMWAX   WrldEqAl   362007 17 1


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The World Equity Allocation Fund seeks total return greater than the return of the GMO World Extended benchmark through investment to varying extents in other Funds of the Trust.

     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds), GMO U.S. Equity Funds, and the GMO Fixed Income Funds (collectively, "underlying Funds").

     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO World Extended benchmark. This benchmark modifies the MSCI World index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.

     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                   WORLD EQUITY ALLOCATION FUND (%)
                                                                   --------------------------------
1997                                                                             10.23
1998                                                                              2.73
1999                                                                             23.44

                        Highest Quarter: 14.30% (4Q1998)
                        Lowest Quarter: -15.08% (3Q1998)
                      Year-to-Date (as of 3/31/00): 0.86%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

------------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS     INCEPT.
------------------------------------------------------------------------------------------------------------
                                                                                               10/22/96*
------------------------------------------------------------------------------------------------------------
 CLASS III                                                     22.45%      N/A        N/A         12.17%
------------------------------------------------------------------------------------------------------------
 MSCI AC WORLD                                                 27.30%      N/A        N/A         20.77%
------------------------------------------------------------------------------------------------------------
 GMO WORLD EXTENDED+                                           25.44%      N/A        N/A         21.71%
------------------------------------------------------------------------------------------------------------

* The Fund commenced operations on June 28, 1996 with two classes of shares -- Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998; Class II shares converted to Class III shares on October 16, 1996.

 GMO GLOBAL (U.S.+) EQUITY
    ALLOCATION FUND
Fund Inception Date: 11/26/96

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMGEX   GlEqtyAl  362007 14 8


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Global (U.S.+) Equity Allocation Fund seeks total return greater than the return of the GMO Global (U.S.+) Equity Index through investment to varying extents in other Funds of the Trust.

     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO U.S. Equity Funds, GMO International Equity Funds (including the GMO Emerging Markets Funds) and the GMO Fixed Income Funds (collectively, "underlying Funds").

     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO Global (U.S.+) Equity Index benchmark, which is comprised 75% of the S&P 500 Index and 25% of GMO EAFE Extended. GMO EAFE Extended modifies the MSCI EAFE Index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.

     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                               GLOBAL (U.S.+) EQUITY ALLOCATION FUND (%)
                                                               -----------------------------------------
1997                                                                             19.90
1998                                                                              5.97
1999                                                                             19.28

                        Highest Quarter: 14.22% (4Q1998)
                        Lowest Quarter: -13.52% (3Q1998)
                      Year-to-Date (as of 3/31/00): 2.97%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             11/26/96
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     18.54%    N/A        N/A       14.40%
--------------------------------------------------------------------------------------------------------
 75% S&P 500; 25% MSCI AC WORLD EX U.S.                        23.74%    N/A        N/A       22.94%
--------------------------------------------------------------------------------------------------------
 GMO GLOBAL (U.S.+) EQUITY INDEX                               22.61%    N/A        N/A       23.24%
--------------------------------------------------------------------------------------------------------

 GMO GLOBAL BALANCED
    ALLOCATION FUND
Fund Inception Date: 7/29/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GMGAX   GlBalAl  362007 11 4


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Global Balanced Allocation Fund seeks total return greater than the return of the GMO Global Balanced Index through investment to varying extents in other Funds of the Trust.

     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds), the GMO Fixed Income Funds and the GMO U.S. Equity Funds.

     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO Global Balanced benchmark, which is comprised 48.75% of the S&P 500 Index, 16.25% of GMO EAFE Extended and 35% of the Lehman Brothers Aggregate Bond Index. GMO EAFE Extended modifies the MSCI EAFE index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.

     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                  GLOBAL BALANCED ALLOCATION FUND (%)
                                                                  -----------------------------------
1998                                                                              4.38
1999                                                                             10.97

                        Highest Quarter: 7.85% (4Q1998)
                        Lowest Quarter: -7.89% (3Q1998)
                      Year-to-Date (as of 3/31/00): 2.85%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             6/2/97*
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     10.46%    N/A        N/A        9.27%
--------------------------------------------------------------------------------------------------------
 50% S&P 500; 50% LEHMAN BROTHERS AGGREGATE BOND INDEX          9.80%    N/A        N/A       15.80%
--------------------------------------------------------------------------------------------------------
 GMO GLOBAL BALANCED INDEX                                     14.04%    N/A        N/A       17.22%
--------------------------------------------------------------------------------------------------------

* The Fund commenced operations on July 29, 1996 with a single class of shares -- Class I Shares. Class I and Class II Shares converted to Class III Shares on January 9, 1998.

 GMO U.S. SECTOR FUND
Fund Inception Date: 12/31/92

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMUSX   USSector  362007 75 9

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The U.S. Sector Fund seeks total return greater than that of the S&P 500 through investment in common stocks, either directly or through investment in other GMO Funds ("underlying Funds").

     INVESTMENT UNIVERSE: The Fund invests primarily in the U.S. Core Fund, Growth Fund, Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Intrinsic Value Fund and REIT Fund.

     PRINCIPAL INVESTMENTS: The Fund will typically be nearly fully exposed to equity securities through investment in the underlying Funds.

     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                           U.S. SECTOR FUND
                                                                           ----------------
1993                                                                             16.88
1994                                                                              3.27
1995                                                                             43.18
1996                                                                             18.24
1997                                                                             28.64
1998                                                                             11.64
1999                                                                             14.31

                        Highest Quarter: 16.09% (4Q1998)
                        Lowest Quarter: -12.52% (3Q1998)
                      Year to Date (as of 3/31/00): 4.49%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             12/31/92
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     13.80%   22.56%      N/A       18.79%
--------------------------------------------------------------------------------------------------------
 S&P 500                                                       21.04%   28.54%      N/A       21.52%
--------------------------------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

     The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

-------------------------------------------------------------------------------------------------------------------------------
                                                        SMALLER               FOREIGN                  NON-
                                    MARKET   LIQUIDITY  COMPANY  DERIVATIVES INVESTMENT CURRENCY  DIVERSIFICATION CONCENTRATION
                                     RISK      RISK      RISK       RISK        RISK      RISK         RISK           RISK
-------------------------------------------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                       --        --                   --          --
-------------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund               --        --                   --          --
-------------------------------------------------------------------------------------------------------------------------------
 Value Fund                           --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                 --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                          --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                 --        --        --         --          --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                --        --        --         --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                            --        --                   --          --        --           --             --
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities Fund       --                             --
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed Small Companies Fund     --                  --         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund                                --        --                   --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                         --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                         --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund         --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 International Small Companies
  Fund                                --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                --        --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Evolving Countries Fund              --        --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Asia Fund                            --        --        --         --          --        --           --             --
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed International
  Equities Fund                       --                             --          --        --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                   --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha A
  Fund                                --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha B
  Fund                                --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund              --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Bond Fund                           --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                     --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund           --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund               --        --                                                      --             --
-------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund            --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund          --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund     --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
  Fund                                --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 World Equity Allocation Fund         --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
  Fund                                --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation
  Fund                                --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                     --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                CREDIT AND
                                    LEVERAGING COUNTERPARTY   MANAGEMENT
                                       RISK        RISK          RISK
-------------------------------------------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                         --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Value Fund                             --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                   --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                   --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                              --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities Fund         --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed Small Companies Fund       --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund                                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                           --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                                       --            --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund                                     --
-------------------------------------------------------------------------------------------------------------------------------
 International Small Companies
  Fund                                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Evolving Countries Fund                --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Asia Fund                              --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed International
  Equities Fund                         --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                     --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha A
  Fund                                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha B
  Fund                                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Bond Fund                             --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                       --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund             --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund              --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund       --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
  Fund                                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 World Equity Allocation Fund           --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
  Fund                                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation
  Fund                                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                       --          --            --
-------------------------------------------------------------------------------------------------------------------------------

     The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values, and you can lose money by investing in the Funds. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund change over time. The Statement of Additional Information includes more information about the Funds and their investments.

      -- MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. General market risks associated with investments in equity and fixed income securities include the following:

     EQUITY SECURITIES. A principal risk of each Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

     The U.S. Equity Funds and the International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.

     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Small Cap Value Fund, Intrinsic Value Fund and International Intrinsic Value Fund which invest primarily in value securities.

     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund, the Foreign Small Companies Fund and the Small Cap Growth Fund, which invest primarily in growth securities.

     FIXED INCOME SECURITIES. The value of the Funds' investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise.

     This kind of market risk, also called interest rate risk, is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected cash flows of a fixed income security). Thus, this risk is greatest for Funds with longer durations (i.e., that invest in fixed income securities with longer maturities) and is even present, but to a somewhat lesser extent, in the Short-Term Income Fund.

     While interest rate risk is attendant with all fixed income securities and tends to depend mostly on the duration of the security, interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Bond Fund, International Bond Fund, Inflation Indexed Bond Fund, Currency Hedged International Bond Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/ Global Alpha B Fund, Domestic Bond Fund, REIT Fund, Currency Hedged International Equity Fund and Foreign Fund, each of which may invest a significant portion of their assets in lower-rated securities (also called "junk bonds") or comparable unrated securities.

     In addition, a related market risk exists for the Domestic Bond Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and Short-Term Income Fund, which invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. Because prepayments generally increase when interest rates fall, these Funds are subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable -- when interest rates are rising. Most of the Fixed Income Funds may also invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such Funds will be exposed to additional market risk.

     - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     This risk may be particularly pronounced for Funds such as the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Foreign Small Companies Fund, International Bond Fund, Currency Hedged International Bond Fund and U.S. Bond/Global Alpha A Fund, all of which may invest primarily in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

     - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. These risks apply to all Funds that invest in the securities of smaller companies, but are particularly pronounced for the Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Companies Fund, International Small Companies Fund, Emerging Markets Fund and Foreign Small Companies Fund, all of which invest primarily in companies with small or medium-sized market capitalizations.

     - DERIVATIVES RISK. All of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to efficiently adjust the exposure of the Funds to various securities, markets and currencies without the Funds having to actually sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, refer to the Statement of Additional Information.

     The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders.

     While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for the International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Hedged Equity Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and Inflation Indexed Bond Fund, which use derivatives as a basic component of their investment strategy to gain exposure to foreign fixed income securities and currencies.

     In addition, the Emerging Country Debt Fund's (and thus indirectly, the Emerging Country Debt Share Fund's) significant use of credit default swap contracts also presents derivatives risk. In a credit default swap, a Fund makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. However, if the third party does not default, the Fund loses its investment and recovers nothing. Credit default swaps involve risk because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

     - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.

     All Funds that invest in foreign securities are subject to these risks. These risks will be particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Hedged Equity Fund and Inflation Indexed Bond Fund which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also relevant for the Domestic Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

     In addition, Funds such as the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Foreign Small Companies Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, U.S. Bond/ Global Alpha A Fund, Emerging Country Debt Fund and Emerging Country Debt Share Fund that invest a significant portion of their assets in the securities of issuers based in countries with developing or "emerging market" economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; the risk that it may be more difficult to obtain and/or enforce legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded in or currencies in which a Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

     Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments.

     All Funds that invest or trade in foreign currencies, securities denominated in foreign currencies, or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and REIT Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."

     - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Value Fund, Growth Fund, Small Cap Growth Fund, REIT Fund, Tax-Managed U.S. Equities Fund, Tax-Managed Small Companies Fund, U.S. Sector Fund, Currency Hedged International Equity Fund, Foreign Fund, Emerging Markets Fund, Evolving Countries Fund,

Tax-Managed International Equities Fund, Intrinsic Value Fund and all of the Fixed Income Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with a Fund's investment strategies or techniques may be more pronounced for these Funds.

     In addition, each of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund may invest a substantial portion of its assets, and Emerging Country Debt Share Fund may invest substantially all of its assets, in shares of the Emerging Country Debt Fund, which is not diversified within the meaning of the 1940 Act. Each of the Fixed Income Funds may invest without limitation in shares of the GMO Alpha LIBOR Fund, which is not diversified within the meaning of the 1940 Act. Please refer to "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund" for information regarding certain risks and other information relating to the GMO Alpha LIBOR Fund.

     - CONCENTRATION RISK. Most analysts believe that overall risk is reduced by industry or geographic diversification, and increased by concentrating investments in a small number of industries or countries. Therefore, Funds that are concentrated geographically or with respect to industries or sectors should only be considered as part of a diversified portfolio including other assets. This section describes the Funds that present the most significant concentration risk. Such risks may also exist in other Funds.

     The REIT Fund invests primarily in real estate securities. Thus, the value of this Fund's shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.

     Similarly, Funds that invest significant portions of their assets in concentrated geographic areas, such as the Asia Fund, have more exposure to regional economic risks than Funds making foreign investments throughout the world's economies.

     The Asia Fund invests almost exclusively in Asian securities. This regional concentration makes Asia Fund more susceptible to investment factors affecting the region than a more geographically diverse fund. The region encompasses countries at varying levels of economic development -- ranging from emerging market to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt-crisis or a decline in currency valuation in one country can spread to other countries.

     - LEVERAGING RISK. Each Fund's portfolio may be economically leveraged if a Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, each Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in economic leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

     The net long exposure of each Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the Fund's net assets. Each Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Equity Funds also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.

     The Fixed Income Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. The Fixed Income Funds control the projected tracking error relative to a Fund's benchmark to manage effective market exposure resulting from derivatives in a portfolio. This means that a Fixed Income Fund may be leveraged when measured in terms of aggregate exposure of the Fund's assets.

     - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

     Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. Even certain U.S. Government securities are subject to credit risk. Additional risk exists where there is no rating for the fixed income security and the Manager has to assess the risk subjectively.

     Credit risk is particularly acute for Funds which invest in lower-rated securities (also called junk bonds), which are fixed income securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P"), or are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a high degree of credit risk and are considered predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower-rated securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, Funds which may invest a significant portion of their assets in lower-rated securities (such as those listed in "Market Risk -- Fixed Income Securities" above) may be subject to substantial credit risk.

     In addition, all of the Funds are also exposed to credit risk because they may generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.

     - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds are generally not subject to the risk of market timing because they generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt.

     - SPECIAL ASSET ALLOCATION FUND CONSIDERATIONS. The Manager does not charge an investment management fee for asset allocation advice provided to the Asset Allocation Funds (with the exception of the U.S. Sector Fund, which bears an investment management fee subject to reduction to the extent investment management fees are earned by underlying Funds, as described in this Prospectus under "Fees and Expenses"), but certain other expenses such as custody, transfer agency and audit fees will be borne directly by the Asset Allocation Funds, subject to the Manager's agreement to reimburse the Funds (see "Fees and Expenses"). The Asset Allocation Funds will also indirectly bear a proportionate share of the Total Operating Expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other Fund expenses) of the underlying Funds in which the Asset Allocation Funds invest, as well as any purchase premiums or redemption fees charged by such underlying Funds. Since the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Asset Allocation Funds in underlying Funds with higher fees, despite the investment interests of the Asset Allocation Funds. The Manager is legally obligated to disregard that incentive in selecting shares of the underlying Funds.

                               FEES AND EXPENSES

     The following tables describe the fees and expenses you may pay if you buy and hold shares of the Funds. Footnotes to the tables begin on page 47 and are important to understanding this table.

---------------------------------------------------------------------------------------------------------
                                 PURCHASE AND
                               REDEMPTION FEES
                        (FEES PAID DIRECTLY TO FUND AT            ANNUAL FUND OPERATING EXPENSES
    GMO FUND NAME          PURCHASE OR REDEMPTION)        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------
                        Cash Purchase     Redemption                                             Total
                        Premium (as a     Fees (as a                  Shareholder                Annual
                         % of amount      % of amount    Management     Service      Other     Operating
                         invested)(1)    redeemed)(1)       Fee           Fee       Expenses    Expenses
 U.S. EQUITY FUNDS
  U.S. CORE FUND
       Class II              None             None         0.33%         0.22%       0.02%        0.57%
       Class III             None             None         0.33%         0.15%       0.02%        0.50%
       Class IV              None             None         0.33%        0.105%       0.02%        0.46%
---------------------------------------------------------------------------------------------------------
  TOBACCO-FREE
     CORE FUND
       Class III             None             None         0.33%         0.15%       0.05%        0.53%
---------------------------------------------------------------------------------------------------------
  VALUE FUND
       Class III             None             None         0.46%         0.15%       0.05%        0.66%
---------------------------------------------------------------------------------------------------------
  INTRINSIC VALUE FUND
       Class III             None             None         0.33%         0.15%       0.25%        0.73%
---------------------------------------------------------------------------------------------------------
  GROWTH FUND
       Class III             None             None         0.33%         0.15%       0.06%        0.54%
---------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND
       Class III            0.50%            0.50%         0.33%         0.15%       0.06%        0.54%
---------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH
     FUND
       Class III            0.50%            0.50%         0.33%         0.15%       0.11%        0.59%
---------------------------------------------------------------------------------------------------------
  REIT FUND
       Class III             None             None         0.54%         0.15%       0.06%        0.75%
---------------------------------------------------------------------------------------------------------
  TAX-MANAGED U.S.
     EQUITIES FUND
       Class III             None             None(12)     0.33%         0.15%       0.44%        0.92%
---------------------------------------------------------------------------------------------------------
  TAX-MANAGED SMALL
     COMPANIES FUND
       Class III            0.50%             None(12)     0.55%         0.15%       0.21%        0.91%
---------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY
     FUNDS
  INTERNATIONAL
     INTRINSIC VALUE
     FUND
       Class II              None             None         0.54%         0.22%       0.09%        0.85%
       Class III             None             None         0.54%         0.15%       0.09%        0.78%
       Class IV              None             None         0.54%         0.09%       0.09%        0.72%
---------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL
     EQUITY FUND
       Class III             None             None         0.54%         0.15%       0.33%        1.02%
       Class IV              None             None         0.54%         0.09%       0.33%        0.96%
---------------------------------------------------------------------------------------------------------

----------------------  --------------------------------

                         ANNUAL FUND OPERATING EXPENSES
    GMO FUND NAME       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------  --------------------------------

                                                Net
                             Expense           Annual
                        Reimbursement (2)     Expenses
 U.S. EQUITY FUNDS
  U.S. CORE FUND
       Class II                0.02%            0.55%
       Class III               0.02%            0.48%
       Class IV                0.02%           0.435%
---------------------------------------------------------------------
  TOBACCO-FREE
     CORE FUND
       Class III               0.05%            0.48%
-----------------------------------------------------------------------------------
  VALUE FUND
       Class III               0.05%            0.61%
-------------------------------------------------------------------------------------------------
  INTRINSIC VALUE FUND
       Class III               0.25%            0.48%
---------------------------------------------------------------------------------------------------------
  GROWTH FUND
       Class III               0.06%            0.48%
---------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND
       Class III               0.06%            0.48%
---------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH
     FUND
       Class III               0.11%            0.48%
---------------------------------------------------------------------------------------------------------
  REIT FUND
       Class III               0.06%            0.69%
---------------------------------------------------------------------------------------------------------
  TAX-MANAGED U.S.
     EQUITIES FUND
       Class III               0.44%            0.48%
---------------------------------------------------------------------------------------------------------
  TAX-MANAGED SMALL
     COMPANIES FUND
       Class III               0.21%            0.70%
---------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY
     FUNDS
  INTERNATIONAL
     INTRINSIC VALUE
     FUND
       Class II                0.09%            0.76%
       Class III               0.09%            0.69%
       Class IV                0.09%            0.63%
---------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL
     EQUITY FUND
       Class III               0.33%            0.69%
       Class IV                0.33%            0.63%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                 PURCHASE AND
                               REDEMPTION FEES
                        (FEES PAID DIRECTLY TO FUND AT            ANNUAL FUND OPERATING EXPENSES
    GMO FUND NAME          PURCHASE OR REDEMPTION)        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------
                        Cash Purchase     Redemption                                             Total
                        Premium (as a     Fees (as a                  Shareholder                Annual
                         % of amount      % of amount    Management     Service      Other     Operating
                         invested)(1)    redeemed)(1)       Fee           Fee       Expenses    Expenses
  FOREIGN FUND
       Class II              None             None         0.60%         0.22%       0.10%        0.92%
       Class III             None             None         0.60%         0.15%       0.10%        0.85%
       Class IV              None             None         0.60%         0.09%       0.10%        0.79%
---------------------------------------------------------------------------------------------------------
  FOREIGN SMALL
     COMPANIES FUND
       Class III             None             None         0.70%         0.15%       0.50%(11)    1.35%
---------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL
     COMPANIES FUND
       Class III            1.00%            0.60%         0.60%         0.15%       0.24%        0.99%
---------------------------------------------------------------------------------------------------------
  EMERGING MARKETS
     FUND
       Class III            1.60%            0.40%(3)      0.81%         0.15%       0.25%        1.21%
       Class IV             1.60%            0.40%(3)      0.81%        0.105%       0.25%        1.17%
---------------------------------------------------------------------------------------------------------
  EVOLVING COUNTRIES
     FUND
       Class III            1.60%            0.40%         0.65%         0.15%       0.65%        1.45%
---------------------------------------------------------------------------------------------------------
  ASIA FUND
       Class III            1.20%            0.40%         0.81%         0.15%       0.36%        1.32%
---------------------------------------------------------------------------------------------------------
  TAX-MANAGED
     INTERNATIONAL
     EQUITIES FUND
       Class III             None             None(12)     0.54%         0.15%       0.34%        1.03%
---------------------------------------------------------------------------------------------------------
  FIXED INCOME FUNDS
  DOMESTIC BOND FUND
       Class III             None             None         0.10%         0.15%       0.24%        0.49%
---------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA A FUND
       Class III             None             None         0.25%         0.15%(10)   0.11%        0.51%
---------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA B FUND
       Class III             None             None         0.20%         0.15%       0.09%        0.44%
---------------------------------------------------------------------------------------------------------
  INTERNATIONAL BOND
     FUND
       Class III             None             None         0.25%         0.15%(10)   0.13%        0.53%
---------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL
     BOND FUND
       Class III             None             None         0.25%         0.15%(10)   0.08%        0.48%
---------------------------------------------------------------------------------------------------------

----------------------  --------------------------------

                         ANNUAL FUND OPERATING EXPENSES
    GMO FUND NAME       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------  --------------------------------

                                                Net
                             Expense           Annual
                        Reimbursement (2)     Expenses
  FOREIGN FUND
       Class II                0.10%            0.82%
       Class III               0.10%            0.75%
       Class IV                0.10%            0.69%
---------------------------------------------------------------------
  FOREIGN SMALL
     COMPANIES FUND
       Class III               0.50%            0.85%
-----------------------------------------------------------------------------------
  INTERNATIONAL SMALL
     COMPANIES FUND
       Class III               0.24%            0.75%
-------------------------------------------------------------------------------------------------
  EMERGING MARKETS
     FUND
       Class III               0.03%            1.18%
       Class IV                0.03%           1.135%
---------------------------------------------------------------------------------------------------------
  EVOLVING COUNTRIES
     FUND
       Class III               0.17%            1.28%
---------------------------------------------------------------------------------------------------------
  ASIA FUND
       Class III               0.07%            1.25%
---------------------------------------------------------------------------------------------------------
  TAX-MANAGED
     INTERNATIONAL
     EQUITIES FUND
       Class III               0.34%            0.69%
---------------------------------------------------------------------------------------------------------
  FIXED INCOME FUNDS
  DOMESTIC BOND FUND
       Class III               0.05%         0.44%(9)
---------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA A FUND
       Class III               0.10%         0.41%(9)
---------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA B FUND
       Class III               0.08%         0.36%(9)
---------------------------------------------------------------------------------------------------------
  INTERNATIONAL BOND
     FUND
       Class III               0.10%         0.43%(9)
---------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL
     BOND FUND
       Class III               0.08%            0.40%
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                PURCHASE AND
                               REDEMPTION FEES
                       (FEES PAID DIRECTLY TO FUND AT              ANNUAL FUND OPERATING EXPENSES
    GMO FUND NAME          PURCHASE OR REDEMPTION)          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------
                       Cash Purchase      Redemption                                                Total
                       Premium (as a      Fees (as a                   Shareholder                  Annual
                        % of amount      % of amount     Management      Service        Other     Operating
                        invested)(1)     redeemed)(1)       Fee            Fee        Expenses     Expenses
  GLOBAL BOND FUND
       Class III            None             None          0.19%          0.15%(10)     0.24%        0.58%
------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY
     DEBT FUND
       Class III           0.50%            0.25%(6)       0.35%          0.15%         0.08%        0.58%
       Class IV            0.50%            0.25%(6)       0.35%          0.10%         0.08%        0.53%
------------------------------------------------------------------------------------------------------------
  SHORT-TERM INCOME
     FUND
       Class III            None             None          0.05%          0.15%         0.08%        0.28%
------------------------------------------------------------------------------------------------------------
  GLOBAL HEDGED
     EQUITY FUND
       Class III            None             None        0.50%(4)         0.15%(5)      0.23%(4)     0.88%(4)
------------------------------------------------------------------------------------------------------------
  INFLATION INDEXED
     BOND FUND
       Class III            None          None             0.10%          0.15%         0.58%        0.83%
------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY
     DEBT SHARE FUND
       Class III                *(8)             *(8)      0.35%(8)       0.15%(8)      0.12%(8)     0.62%(8)
------------------------------------------------------------------------------------------------------------
  ASSET ALLOCATION
     FUNDS
     INTERNATIONAL
     EQUITY
     ALLOCATION FUND
       Class III            None             None          0.00%(7)       0.00%(7)      0.04%(7)     0.04%(7)
------------------------------------------------------------------------------------------------------------
  WORLD EQUITY
     ALLOCATION FUND
       Class III            None             None          0.00%(7)       0.00%(7)      0.19%(7)     0.19%(7)
------------------------------------------------------------------------------------------------------------
  GLOBAL (U.S. +)
     EQUITY
     ALLOCATION FUND
       Class III            None             None          0.00%(7)       0.00%(7)      0.09%(7)     0.09%(7)
------------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED
     ALLOCATION FUND
       Class III            None             None          0.00%(7)       0.00%(7)      0.04%(7)     0.04%(7)
------------------------------------------------------------------------------------------------------------
  U.S. SECTOR FUND
       Class III            None             None          0.33%(4)       0.15%(5)      0.19%(4)     0.67%(4)
------------------------------------------------------------------------------------------------------------

---------------------  --------------------------------

                        ANNUAL FUND OPERATING EXPENSES
    GMO FUND NAME      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------  --------------------------------

                                               Net
                            Expense           Annual
                       Reimbursement (2)     Expenses
  GLOBAL BOND FUND
       Class III              0.08%         0.50%(8)
------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY
     DEBT FUND
       Class III              0.03%            0.55%
       Class IV               0.03%            0.50%
------------------------------------------------------------------------------------------------------------
  SHORT-TERM INCOME
     FUND
       Class III              0.08%            0.20%
------------------------------------------------------------------------------------------------------------
  GLOBAL HEDGED
     EQUITY FUND
       Class III              0.67%(4)         0.21%(4)
------------------------------------------------------------------------------------------------------------
  INFLATION INDEXED
     BOND FUND
       Class III              0.13%            0.70%(9)
------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY
     DEBT SHARE FUND
       Class III              0.07%(8)         0.55%(8)
------------------------------------------------------------------------------------------------------------
  ASSET ALLOCATION
     FUNDS
     INTERNATIONAL
     EQUITY
     ALLOCATION FUND
       Class III              0.04%(7)         0.00%(7)
------------------------------------------------------------------------------------------------------------
  WORLD EQUITY
     ALLOCATION FUND
       Class III              0.19%(7)         0.00%(7)
------------------------------------------------------------------------------------------------------------
  GLOBAL (U.S. +)
     EQUITY
     ALLOCATION FUND
       Class III              0.09%(7)         0.00%(7)
------------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED
     ALLOCATION FUND
       Class III              0.04%(7)         0.00%(7)
------------------------------------------------------------------------------------------------------------
  U.S. SECTOR FUND
       Class III              0.67%(4)         0.00%(4)
------------------------------------------------------------------------------------------------------------

                           NOTES TO FEES AND EXPENSES

 1. Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums generally apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. With respect to the Emerging Country Debt Fund only, the purchase premium or redemption fee will be reduced by 50% if the purchaser makes an in-kind purchase of the Fund's shares. Offset/reductions are not available for transactions that are executed through brokers or agents, including, without limitation, intermediary platforms.

 2. The Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2001 to the extent that the Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes; and, in the case of the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Emerging Country Debt Fund and Global Hedged Equity Fund, also excluding custodial fees (collectively, "Excluded Fund Fees and Expenses")); and, in the case of the Asset Allocation Funds, Global Hedged Equity Fund and Emerging Country Debt Share Fund, also excluding expenses indirectly incurred by the investment in other Funds of the Trust (the "Indirect Fund Expenses") exceed the percentage of that Fund's daily net assets (the "Post-Reimbursement Expense Limitation") set forth below:

      ------------------------------------------------------------     ------------------------------------------------------------
                                                         POST-                                                            POST-
                                                     REIMBURSEMENT                                                    REIMBURSEMENT
                                                        EXPENSE                                                          EXPENSE
                             FUND                     LIMITATION                              FUND                     LIMITATION
      ------------------------------------------------------------     ------------------------------------------------------------
          U.S. Core Fund                                 0.33%             Tax-Managed International Equities Fund        0.54%
      ------------------------------------------------------------     ------------------------------------------------------------
          Tobacco-Free Core Fund                         0.33%             Domestic Bond Fund                             0.10%
      ------------------------------------------------------------     ------------------------------------------------------------
          Value Fund                                     0.46%             U.S. Bond/Global Alpha A Fund                  0.25%
      ------------------------------------------------------------     ------------------------------------------------------------
          Intrinsic Value Fund                           0.33%             U.S. Bond/Global Alpha B Fund                  0.20%
      ------------------------------------------------------------     ------------------------------------------------------------
          Growth Fund                                    0.33%             International Bond Fund                        0.25%
      ------------------------------------------------------------     ------------------------------------------------------------
          Small Cap Value Fund                           0.33%             Currency Hedged International Bond Fund        0.25%
      ------------------------------------------------------------     ------------------------------------------------------------
          Small Cap Growth Fund                          0.33%             Global Bond Fund                               0.19%
      ------------------------------------------------------------     ------------------------------------------------------------
          REIT Fund                                      0.54%             Emerging Country Debt Fund                     0.35%
      ------------------------------------------------------------     ------------------------------------------------------------
          Tax-Managed U.S. Equities Fund                 0.33%             Short-Term Income Fund                         0.05%
      ------------------------------------------------------------     ------------------------------------------------------------
          Tax-Managed Small Companies Fund               0.55%             Global Hedged Equity Fund                      0.50%
      ------------------------------------------------------------     ------------------------------------------------------------
          International Intrinsic Value Fund             0.54%             Inflation Indexed Bond Fund                    0.10%
      ------------------------------------------------------------     ------------------------------------------------------------
          Currency Hedged International Equity Fund      0.54%             Emerging Country Debt Share Fund               0.00%
      ------------------------------------------------------------     ------------------------------------------------------------
          Foreign Fund                                   0.60%             International Equity Allocation Fund           0.00%
      ------------------------------------------------------------     ------------------------------------------------------------
          Foreign Small Companies Fund                   0.70%             World Equity Allocation Fund                   0.00%
      ------------------------------------------------------------     ------------------------------------------------------------
          International Small Companies Fund             0.60%             Global (U.S.+) Equity Allocation Fund          0.00%
      ------------------------------------------------------------     ------------------------------------------------------------
          Emerging Markets Fund                          0.81%             Global Balanced Allocation Fund                0.00%
      ------------------------------------------------------------     ------------------------------------------------------------
          Evolving Countries Fund                        0.65%             U.S. Sector Fund                               0.33%
      ------------------------------------------------------------     ------------------------------------------------------------
          Asia Fund                                      0.81%
      ------------------------------------------------------------

    With respect to each of U.S. Sector Fund and the Global Hedged Equity Fund, the Manager will reimburse each Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses and Indirect Fund Expenses), plus (ii) the amount of fees and expenses (excluding Excluded Fund Fees and Expenses) incurred indirectly by the Fund through its investment in other GMO Funds, exceeds the Fund's Post-Reimbursement Expense Limitation, subject to a maximum total reimbursement to either Fund equal to the Fund's Post-Reimbursement Expense Limitation. In addition, with respect to each of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund, the Manager will reimburse each Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses (excluding all Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose) incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund, exceeds the Fund's Post-Reimbursement Expense Limitation, subject to a maximum total reimbursement to such Fund equal to the Fund's Post-Reimbursement Expense Limitation.

 3. Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution on or after such date).

 4. The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other instruments. Therefore, the Fund may incur additional fees and expenses as a shareholder of the underlying Funds. As described in note 2 above, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to the Fund's Post-Reimbursement Expense Limitation. For the one year period ended February 29, 2000, total operating expenses borne indirectly by U.S. Sector Fund and Global Hedged Equity Fund were 0.50% and 0.60% respectively, although indirect expenses will vary depending upon a number of factors (including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds in which the Fund invests and the size of those investments).

 5. The Fund invests in Class III Shares of the underlying Funds. The Shareholder Service Fee will be reimbursed to the extent of any indirect Shareholder Service Fees paid in connection with the Fund's investment in shares of underlying Funds.

 6. Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

 7. Asset Allocation Funds invest primarily in underlying Funds. Therefore, in addition to the fees and expenses directly incurred by the Asset Allocation Funds, the Asset Allocation Funds incur fees and expenses indirectly as shareholders of the underlying Funds. The table below sets forth the total net annual operating expenses indirectly incurred by the Asset Allocation Funds (other than U.S. Sector Fund, information for which appears in note 4 above) for the fiscal year ended February 29, 2000.

      ---------------------------------------------------------------
                                                  TOTAL ANNUAL
                      CLASS III                OPERATING EXPENSES
      ---------------------------------------------------------------
          International Equity Allocation
          Fund                                        0.81%
      ---------------------------------------------------------------
          World Equity Allocation Fund                0.71%
      ---------------------------------------------------------------

---------------------------------------------------------------------
                                                  TOTAL ANNUAL
                     FUND                      OPERATING EXPENSES
---------------------------------------------------------------------
    Global (U.S.+) Equity Allocation Fund             0.64%
---------------------------------------------------------------------
    Global Balanced Allocation Fund                   0.57%
---------------------------------------------------------------------

 8. The Fund invests substantially all of its assets in Emerging Country Debt Fund and indirectly bears the purchase premium, redemption fee and Shareholder Service Fee applicable to that Fund. Total annual operating expenses represent combined fees and expenses of both funds.

 9. Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements, as set forth in the table below.

      ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    NET
                                                 NET ANNUAL OPERATING EXPENSES                INTEREST             ANNUAL
               CLASS III                     (BEFORE ADDITION OF INTEREST EXPENSE)            EXPENSE             EXPENSES
      ---------------------------------------------------------------------------------------------------------------------------
        Domestic Bond Fund                                    .25%                              .19%                .44%
      ---------------------------------------------------------------------------------------------------------------------------
        U.S. Bond/Global Alpha A
          Fund                                                .40%                              .01%                .41%
      ---------------------------------------------------------------------------------------------------------------------------
        U.S. Bond/Global Alpha B
          Fund                                                .35%                              .01%                .36%
      ---------------------------------------------------------------------------------------------------------------------------
        International Bond Fund                               .40%                              .03%                .43%
      ---------------------------------------------------------------------------------------------------------------------------
        Global Bond Fund                                      .34%                              .16%                .50%
      ---------------------------------------------------------------------------------------------------------------------------
        Inflation Indexed Bond
          Fund                                                .25%                              .45%                .70%
      ---------------------------------------------------------------------------------------------------------------------------

10. The Fund may invest in Class III Shares of the Emerging Country Debt Fund. The Manager will reimburse the Fund for all Shareholder Service Fees borne by the Fund as a result of these investments, so that the aggregate of direct and indirect Shareholder Service Fees borne by shareholders of the Fund will not exceed 0.15%.

11.  Based on estimated amounts for the Fund's first fiscal year.

12. Most redemption requests honored in whole or part by a distribution in-kind of securities instead of cash, at the sole discretion of the Manager.

                                    EXAMPLES

The examples illustrate the expenses you would incur on a $10,000 investment over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same. The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower.

---------------------------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1:
                                  ASSUMING YOU REDEEM YOUR SHARES AT THE END OF                      EXAMPLE 2:
         GMO FUND NAME                             EACH PERIOD                         ASSUMING YOU DO NOT REDEEM YOUR SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                      1 YEAR                                           1 YEAR
                                      (AFTER                                           (AFTER
                                  REIMBURSEMENT)    3 YEAR    5 YEAR    10 YEAR    REIMBURSEMENT)   3 YEAR   5 YEAR     10 YEAR
 U.S. EQUITY FUNDS
  U.S. CORE FUND
       Class II                        $ 56          $181     $  316     $  712         $ 56         $181    $  316     $  712
       Class III                       $ 49          $158     $  278     $  626         $ 49         $158    $  278     $  626
       Class IV                        $ 44          $144     $  253     $  571         $ 44         $144    $  253     $  571
---------------------------------------------------------------------------------------------------------------------------------
  TOBACCO-FREE CORE FUND
       Class III                       $ 49          $165     $  291     $  660         $ 49         $165    $  291     $  660
---------------------------------------------------------------------------------------------------------------------------------
  VALUE FUND
       Class III                       $ 62          $206     $  363     $  818         $ 62         $206    $  363     $  818
---------------------------------------------------------------------------------------------------------------------------------
  INTRINSIC VALUE FUND
       Class III                       $ 63          $222     $  395     $  896         $ 63         $222    $  395     $  896
---------------------------------------------------------------------------------------------------------------------------------
  GROWTH FUND
       Class III                       $ 49          $167     $  296     $  671         $ 49         $167    $  296     $  671
---------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND
       Class III                       $151          $273     $  406     $  795         $ 99         $216    $  344     $  718
---------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH FUND
       Class III                       $151          $284     $  429     $  851         $ 99         $227    $  367     $  774
---------------------------------------------------------------------------------------------------------------------------------
  REIT FUND
       Class III                       $120          $283     $  459     $  970         $120         $283    $  459     $  970
---------------------------------------------------------------------------------------------------------------------------------
  TAX-MANAGED U.S. EQUITIES
     FUND
       Class III                       $ 63          $263     $  480     $1,103         $ 63         $263    $  480     $1,103
---------------------------------------------------------------------------------------------------------------------------------
  TAX-MANAGED SMALL COMPANIES
     FUND
       Class III                       $121          $318     $  531     $1,145         $121         $318    $  531     $1,145
---------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
  INTERNATIONAL INTRINSIC VALUE
     FUND
       Class II                        $137          $321     $  520     $1,095         $137         $321    $  520     $1,095
       Class III                       $130          $299     $  482     $1,012         $130         $299    $  482     $1,012
       Class IV                        $124          $280     $  449     $  941         $124         $280    $  449     $  941
---------------------------------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED INTERNATIONAL
     EQUITY FUND
       Class III                       $130          $350     $  588     $1,271         $130         $350    $  588     $1,271
       Class IV                        $124          $331     $  556     $1,201         $124         $331    $  556     $1,201
---------------------------------------------------------------------------------------------------------------------------------
  FOREIGN FUND
       Class II                        $ 84          $283     $  500     $1,122         $ 84         $283    $  500     $1,122
       Class III                       $ 77          $261     $  462     $1,040         $ 77         $261    $  462     $1,040
       Class IV                        $ 70          $242     $  429     $  969         $ 70         $242    $  429     $  969
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1:
                                  ASSUMING YOU REDEEM YOUR SHARES AT THE END OF                      EXAMPLE 2:
         GMO FUND NAME                             EACH PERIOD                         ASSUMING YOU DO NOT REDEEM YOUR SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                      1 YEAR                                           1 YEAR
                                      (AFTER                                           (AFTER
                                  REIMBURSEMENT)    3 YEAR    5 YEAR    10 YEAR    REIMBURSEMENT)   3 YEAR   5 YEAR     10 YEAR
  FOREIGN SMALL COMPANIES FUND
       Class III                       $ 87          $378     $  692     $1,580         $ 87         $378    $  692     $1,580
---------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL COMPANIES
     FUND
       Class III                       $238          $456     $  691     $1,368         $176         $389    $  619     $1,280
---------------------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS FUND
       Class III                       $319          $579     $  859     $1,658         $278         $535    $  812     $1,601
       Class IV                        $315          $565     $  836     $1,608         $274         $521    $  788     $1,550
---------------------------------------------------------------------------------------------------------------------------------
  EVOLVING COUNTRIES FUND
       Class III                       $329          $639     $  971     $1,910         $288         $595    $  924     $1,854
---------------------------------------------------------------------------------------------------------------------------------
  ASIA FUND
       Class III                       $287          $571     $  876     $1,743         $246         $527    $  828     $1,686
---------------------------------------------------------------------------------------------------------------------------------
  TAX-MANAGED INTERNATIONAL
     EQUITIES FUND
       Class III                       $130          $352     $  592     $1,282         $130         $352    $  592     $1,282
---------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
  DOMESTIC BOND FUND
       Class III                       $ 45          $152     $  269     $  611         $ 45         $152    $  269     $  611
---------------------------------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL ALPHA A FUND
       Class III                       $ 57          $168     $  290     $  645         $ 57         $168    $  290     $  645
---------------------------------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL ALPHA B FUND
       Class III                       $ 52          $148     $  253     $  561         $ 52         $148    $  253     $  561
---------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL BOND FUND
       Class III                       $ 59          $175     $  301     $  669         $ 59         $175    $  301     $  669
---------------------------------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED INTERNATIONAL
     BOND FUND
       Class III                       $ 56          $161     $  275     $  610         $ 56         $161    $  275     $  610
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL BOND FUND
       Class III                       $ 66          $193     $  330     $  732         $ 66         $193    $  330     $  732
---------------------------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT FUND
       Class III                       $132          $260     $  400     $  808         $106         $232    $  369     $  769
       Class IV                        $127          $244     $  373     $  747         $101         $216    $  342     $  709
---------------------------------------------------------------------------------------------------------------------------------
  SHORT-TERM INCOME FUND
       Class III                       $ 20          $ 82     $  149     $  348         $ 20         $ 82    $  149     $  348
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL HEDGED EQUITY FUND
       Class III                       $ 72          $264     $  471     $1,068         $ 72         $264    $  471     $1,068
---------------------------------------------------------------------------------------------------------------------------------
  INFLATION INDEXED BOND FUND
       Class III                       $ 72          $252     $  448     $1,013         $ 72         $252    $  448     $1,013
---------------------------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT SHARE
     FUND
       Class III                       $132          $269     $  418     $  852         $106         $241    $  387     $  814
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1:
                                  ASSUMING YOU REDEEM YOUR SHARES AT THE END OF                      EXAMPLE 2:
         GMO FUND NAME                             EACH PERIOD                         ASSUMING YOU DO NOT REDEEM YOUR SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                      1 YEAR                                           1 YEAR
                                      (AFTER                                           (AFTER
                                  REIMBURSEMENT)    3 YEAR    5 YEAR    10 YEAR    REIMBURSEMENT)   3 YEAR   5 YEAR     10 YEAR
 ASSET ALLOCATION FUNDS
  INTERNATIONAL EQUITY
     ALLOCATION FUND
       Class III                       $ 83          $ 92     $  101     $  130         $ 83         $ 92    $  101     $  130
---------------------------------------------------------------------------------------------------------------------------------
  WORLD EQUITY ALLOCATION FUND
       Class III                       $ 64          $106     $  151     $  286         $ 64         $106    $  151     $  286
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL (U.S. +) EQUITY
     ALLOCATION FUND
       Class III                       $ 44          $ 64     $   85     $  150         $ 44         $ 64    $   85     $  150
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED ALLOCATION
     FUND
       Class III                       $ 35          $ 44     $   53     $   82         $ 35         $ 44    $   53     $   82
---------------------------------------------------------------------------------------------------------------------------------
  U.S. SECTOR FUND
       Class III                       $ 15          $162     $  321     $  785         $ 15         $162    $  321     $  785
---------------------------------------------------------------------------------------------------------------------------------

                             BENCHMARKS AND INDEXES

     The Manager measures each Fund's performance against a specific benchmark or index (each, a "GMO Benchmark"), although none of the Funds is managed as an "index fund" or "index-plus fund," and the actual composition of a Fund's portfolio may differ substantially from that of its benchmark. Each Fund's GMO Benchmark is listed under "Investment Objective" in the "Fund Objectives and Principal Investment Strategies" section of the Prospectus. General information about each benchmark and index is provided in the table below. In some cases, a Fund's GMO Benchmark differs from the broad-based index that the SEC requires each Fund to use in the average annual return table. In addition, the Manager may change each Fund's index or benchmark from time to time. Effective January 2001, the International Intrinsic Value Fund's benchmark was changed from the MSCI EAFE index to the SSB PMI Value EPAC index in order to reflect the Fund's current and historical practice of investing in securities that represent favorable values to their market prices.

     Certain indexes--MSCI EAFE (Hedged) and J.P. Morgan Non-U.S. Government Bond Index (Hedged)--are currency-hedged into U.S. dollars. Investors should be aware that Funds managed to these benchmarks and other Funds described as "currency hedged" will take active currency positions relative to the appropriate benchmark.

--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  GMO Asia 7 Index       GMO Asia 7 Index         GMO                        The GMO Asia 7 is composed of the IFC
                                                                             Investable Country Indexes, equally
                                                                             weighted, for seven Asian countries
                                                                             (China, Indonesia, Korea, Malaysia, the
                                                                             Philippines, Taiwan and Thailand).
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE (After Tax)   GMO EAFE Index (After    GMO                        GMO calculates this index by applying a
                           Tax)                                              40% tax (credit) on short-term realized
                                                                             capital gains (losses), a 40% tax on
                                                                             income, and a 20% tax (credit) on
                                                                             long-term realized capital gains
                                                                             (losses) on the securities comprising
                                                                             the MSCI EAFE Index.
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE Extended      GMO EAFE Extended        GMO                        A modification of MSCI EAFE where GMO
                                                                             adds those additional countries
                                                                             represented in the IFC Investable
                                                                             Index.
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE Extended+     GMO EAFE Extended+       GMO                        The GMO EAFE Extended+ Index is
                           Index                                             represented by GMO EAFE-Lite Extended
                                                                             to 6/30/99 and GMO EAFE Extended
                                                                             thereafter.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE-Lite          GMO EAFE-Lite Index      GMO                        A modification of MSCI EAFE where GMO
                                                                             reduces the market capitalization of
                                                                             Japan by 40% relative to EAFE.
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE-Lite          GMO EAFE-Lite Extended   GMO                        A modification of GMO EAFE-Lite where
     Extended              Index                                             GMO adds those additional countries
                                                                             represented in the IFC Investable
                                                                             Index.
--------------------------------------------------------------------------------------------------------------------
  GMO Global Balanced    GMO Global Balanced      GMO                        A composite benchmark computed by GMO
     Index                 Index                                             and comprised 48.75% by S&P 500, 16.25%
                                                                             by GMO EAFE Extended+ and 35% by Lehman
                                                                             Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------------------------------------------
  GMO Global (U.S.+)     GMO Global (U.S.+)       GMO                        A composite benchmark computed by GMO
     Equity Index          Equity Index                                      and comprised 75% by S&P 500 and 25% by
                                                                             GMO EAFE Extended+.
--------------------------------------------------------------------------------------------------------------------
  GMO Russell 2500       GMO Russell 2500 Index   GMO                        GMO calculates this index by applying a
     Index (After Tax)     (After Tax)                                       40% tax on income on the securities
                                                                             comprising the Russell 2500 Index.
--------------------------------------------------------------------------------------------------------------------
  GMO Russell 2500       GMO Russell 2500 Value   GMO                        Index is comprised of the Russell 2500
     Value+                Plus                                              Index from 12/31/91 to 12/31/96, and
                                                                             the Russell 2500 Value Index from
                                                                             12/31/96 to present.
--------------------------------------------------------------------------------------------------------------------
  GMO S&P 500 (After     GMO S&P 500 Index        GMO                        GMO calculates this index by applying a
     Tax)                  (After Tax)                                       40% tax (credit) on short-term realized
                                                                             capital gains (losses), a 40% tax on
                                                                             income, and a 20% tax (credit) on
                                                                             long-term realized capital gains
                                                                             (losses) on the securities comprising
                                                                             the S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
  GMO World Extended     GMO World Extended       GMO                        A modification of MSCI World where GMO
                           Index                                             adds those additional countries
                                                                             represented in the IFC Investable
                                                                             Index.
--------------------------------------------------------------------------------------------------------------------
  GMO World Extended+    GMO World Extended+      GMO                        The GMO World Extended+ Index is
                           Index                                             represented by GMO World-Lite Extended
                                                                             to 6/30/99 and GMO World Extended
                                                                             thereafter.
--------------------------------------------------------------------------------------------------------------------
  GMO World-Lite         GMO World-Lite Index     GMO                        A modification of MSCI World where GMO
                                                                             reduced the market capitalization of
                                                                             Japan by 40% relative to World.
--------------------------------------------------------------------------------------------------------------------
  GMO World-Lite         GMO World-Lite Extended  GMO                        A modification of GMO World-Lite where
     Extended              Index                                             GMO adds those additional countries
                                                                             represented in the IFC Investable
                                                                             Index.
--------------------------------------------------------------------------------------------------------------------
  IFC Investable         IFC Investable           International Finance      Independently maintained and published
                           Composite Index          Corporation              emerging market stock index.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI       J.P. Morgan Emerging     J.P. Morgan                Independently maintained and published
                           Markets Bond Index                                index composed of debt securities of 8
                                                                             countries, which includes Brady bonds,
                                                                             sovereign debt, local debt and
                                                                             Eurodollar debt, all of which are
                                                                             dollar denominated.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI+      J.P. Morgan Emerging     J.P. Morgan                Independently maintained and published
                           Market Bond Index                                 index composed of debt securities of 16
                           Plus                                              countries, which includes Brady bonds,
                                                                             sovereign debt, local debt and
                                                                             Eurodollar debt, all of which are
                                                                             dollar denominated.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI       J.P. Morgan Emerging     J.P. Morgan                Independently maintained and published
     Global                Markets Bond Index                                index composed of debt securities of 27
                           Global                                            countries, which includes Brady bonds,
                                                                             sovereign debt, local debt and
                                                                             Eurodollar debt, all of which are
                                                                             dollar denominated.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI       J.P. Morgan Emerging     GMO                        Represents the J.P. Morgan EMBI prior
     Global+               Market Bond Index                                 to 8/95, J.P. Morgan EMBI+ through
                           Global+                                           12/31/99, and the J.P. Morgan EMBI
                                                                             Global thereafter.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Global     J.P. Morgan Global       J.P. Morgan                Independently maintained and published
     Government Bond       Government Bond                                   index composed of government bonds of
     Index                   Index                                           14 developed countries, including the
                                                                             U.S., with maturities of one year or
                                                                             more.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Non-U.S.   J.P. Morgan Non-U.S.     J.P. Morgan                Independently maintained and published
     Government Bond       Government Bond                                   index composed of non-U.S. government
     Index                   Index                                           bonds with maturities of one year or
                                                                             more.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Non-U.S.   J.P. Morgan Non-U.S.     J.P. Morgan                Independently maintained and published
     Government Bond       Government Bond Index                             index composed of non-U.S. government
     Index (Hedged)        (Hedged)                                          bonds with maturities of one year or
                                                                             more that are currency-hedged into U.S.
                                                                             dollars.
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Well-known, independently maintained
     Aggregate Bond        Aggregate Bond Index                              and published index comprised of U.S.
     Index                                                                   fixed rate debt issues, having a
                                                                             maturity of at least one year, rated
                                                                             investment grade or higher by Moody's
                                                                             Investors Service, Standard & Poor's,
                                                                             or Fitch IBCA, Inc.
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Well-known, independently maintained
     Government Bond       Government Bond Index                             and published U.S. government bond
     Index                                                                   index, regularly used as a comparative
                                                                             fixed income benchmark.
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Independently maintained and published
     Treasury Inflation    Treasury Inflation                                index of inflation-indexed linked U.S.
     Notes Index           Notes Index                                       Treasury securities.
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          GMO                        Represents the Merrill Lynch Inflation
     Treasury Inflation    Treasury Inflation                                Notes performance through 9/30/97 and
     Notes Index+          Notes Index+                                      the Lehman Brothers Treasury Inflation
                                                                             Notes performance thereafter.
--------------------------------------------------------------------------------------------------------------------
  Merrill Lynch          Merrill Lynch Inflation  Merrill Lynch              Independently maintained and published
     Inflation Notes       Notes                                             index of inflation-indexed linked U.S.
                                                                             Treasury securities.
--------------------------------------------------------------------------------------------------------------------
  MSCI AC World ex U.S.  MSCI All Country World   Morgan Stanley Capital     An independently maintained and
                           Ex. U.S. Index           International            published international (excluding U.S.
                                                                             and including emerging) equity index.
--------------------------------------------------------------------------------------------------------------------
  MSCI AC World          MSCI All Country World   Morgan Stanley Capital     An independently maintained and
                           Index                    International            published global (including U.S. and
                                                                             emerging) equity index.
--------------------------------------------------------------------------------------------------------------------
  MSCI EAFE              Morgan Stanley Capital   Morgan Stanley Capital     Well-known, independently maintained
                           International Europe,    International            and published large capitalization
                           Australia and Far                                 international stock index.
                           East Index
--------------------------------------------------------------------------------------------------------------------
  MSCI EAFE (Hedged)     Morgan Stanley Capital   Morgan Stanley Capital     Well-known, independently maintained
                           International Europe,    International            and published large capitalization
                           Australia and Far                                 international stock index that is
                           East Index (Hedged)                               currency-hedged into U.S. dollars.
--------------------------------------------------------------------------------------------------------------------
  MSCI EMF Asia          MSCI EMF Asia            Morgan Stanley Capital     Well-known, independently maintained
                                                    International            and published Asian component of an
                                                                             emerging market stock index.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  MSCI World             Morgan Stanley Capital   Morgan Stanley Capital     Well-known, independently maintained
                           International World      International            and published large capitalization
                           Index                                             world stock index.
--------------------------------------------------------------------------------------------------------------------
  Morgan Stanley REIT    Morgan Stanley REIT      Morgan Stanley & Co.,      Well-known, independently maintained
     Index                 Index                    Inc.                     and published equity real estate index.
--------------------------------------------------------------------------------------------------------------------
  Russell 1000 Growth    Russell 1000 Growth      Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the 1,000 largest
                                                                             U.S. companies based on total market
                                                                             capitalization with higher
                                                                             price-to-book ratios and higher
                                                                             forecasted growth values.
--------------------------------------------------------------------------------------------------------------------
  Russell 1000 Value     Russell 1000 Value       Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the 1,000 largest
                                                                             U.S. companies based on total market
                                                                             capitalization with lower price-to-book
                                                                             ratios and lower forecasted growth
                                                                             values.
--------------------------------------------------------------------------------------------------------------------
  Russell 2500 Index     Russell 2500 Index       Frank Russell Company      The Russell 2500 Index is an
                                                                             independently maintained and published
                                                                             index composed of the 2,500 smallest
                                                                             companies in the Russell 3000 Index
                                                                             (which in turn measures the performance
                                                                             of the 3,000 largest U.S. companies
                                                                             based on total market capitalization;
                                                                             these 3,000 companies represent
                                                                             approximately 98% of the investable
                                                                             U.S. equity market), which represents
                                                                             approximately 22% of the total market
                                                                             capitalization of the Russell 3000
                                                                             Index. As of the latest reconstitution,
                                                                             the average market capitalization was
                                                                             approximately $931.0 million; the
                                                                             median market capitalization was
                                                                             approximately $630.0 million. The
                                                                             largest company in the index had an
                                                                             approximate market capitalization of
                                                                             $3.7 billion.
--------------------------------------------------------------------------------------------------------------------
  Russell 2500 Growth    Russell 2500 Growth      Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the bottom 2,500 of
                                                                             the 3,000 largest U.S. companies based
                                                                             on total market capitalization with
                                                                             higher price-to-book ratios and higher
                                                                             forecasted growth values.
--------------------------------------------------------------------------------------------------------------------
  Russell 2500 Value     Russell 2500 Value       Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the bottom 2,500 of
                                                                             the 3,000 largest U.S. companies based
                                                                             on total market capitalization with
                                                                             lower price-to-book ratios and lower
                                                                             forecasted growth values.
--------------------------------------------------------------------------------------------------------------------
  S&P 500                Standard & Poor's 500    Standard & Poor's          Well-known, independently maintained
                           Stock Index              Corporation              and published U.S. large capitalization
                                                                             stock index.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  SSB EMI World ex-U.S.  SSB Extended Market      Salomon Smith Barney       The SSB EMI World ex-U.S. is the small
                           Index World ex-U.S.                               capitalization stock component of the
                           Index                                             SSB Broad Market Index (BMI). The BMI
                                                                             is a float-weighted index that spans 22
                                                                             countries and includes the listed
                                                                             shares of all companies with an
                                                                             available market capitalization (float)
                                                                             of at least $100 million at the end of
                                                                             May each year. Companies are deleted if
                                                                             their float falls below $75 million.
                                                                             Changes are effective before the open
                                                                             of the first business day of July. The
                                                                             SSB EMI World ex-U.S. is defined as
                                                                             those stocks falling in the bottom 20%
                                                                             of the cumulative available capital in
                                                                             each country.
--------------------------------------------------------------------------------------------------------------------
  SSB PMI Value EPAC     SSB Primary Market       Salomon Smith Barney       The SSB PMI Value EPAC Index consists
                           Index Value EPAC                                  of stocks in the Euro Pacific region of
                                                                             the Primary Market Index that have a
                                                                             value style. The Primary Market Index
                                                                             are stocks that fall in the top 80% of
                                                                             each country's cumulative available
                                                                             capital. The style is determined by the
                                                                             equal weighted relative magnitude of
                                                                             three growth and four value variables:
                                                                             5-year historical EPS growth rate,
                                                                             5-year historical sales per share
                                                                             growth, 5-year average annual internal
                                                                             growth rate, book value per share,
                                                                             price to sales, price to cash flow, and
                                                                             dividend yield.
--------------------------------------------------------------------------------------------------------------------
  SSB 3 Month T-Bill     Salomon Smith Barney 3   Salomon Smith Barney       Independently maintained and published
     Index                 Month Treasury-Bill                               short-term bill index.
                           Index
--------------------------------------------------------------------------------------------------------------------

                            MANAGEMENT OF THE TRUST

     Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2000, GMO managed more than $22 billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.

     Subject to the approval of the Trust's board of trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Funds' business affairs.

     Each class of shares of each Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports and assistance to correct and maintain client-related information.

     For the fiscal year ended February 29, 2000, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as described in the table below.

                                        % OF AVERAGE
FUND                                     NET ASSETS
----                                    ------------
U.S. Core Fund                              0.31%
Tobacco-Free Core Fund                      0.28%
Value Fund                                  0.41%
Growth Fund                                 0.27%
Small Cap Value Fund                        0.27%
Small Cap Growth Fund                       0.22%
REIT Fund                                   0.48%
Tax-Managed U.S. Equities Fund              0.00%
Tax-Managed Small Companies Fund            0.34%
International Intrinsic Value Fund          0.45%
Currency Hedged International Equity
  Fund                                      0.21%
Foreign Fund                                0.50%
International Small Companies Fund          0.36%
Emerging Markets Fund                       0.78%
Evolving Countries Fund                     0.48%
Asia Fund                                   0.74%
Tax-Managed International Equities          0.20%

                                        % OF AVERAGE
FUND                                     NET ASSETS
----                                    ------------
Domestic Bond Fund                          0.05%
U.S. Bond/Global Alpha A Fund               0.15%
U.S. Bond/Global Alpha B Fund               0.12%
International Bond Fund                     0.15%
Currency Hedged International Bond
  Fund                                      0.17%
Global Bond Fund                            0.11%
Emerging Country Debt Fund                  0.32%
Short-Term Income Fund                      0.00%
Global Hedged Equity Fund                   0.00%
Inflation Indexed Bond Fund                 0.00%
Emerging Country Debt Share Fund            0.00%
International Equity Allocation Fund        0.00%
World Equity Allocation Fund                0.00%
Global (U.S.+) Equity Allocation Fund       0.00%
Global Balanced Allocation Fund             0.00%
U.S. Sector Fund                            0.00%

CUSTODIANS

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds.

TRANSFER AGENT

     IBT serves as the Trust's transfer agent on behalf of the Funds.

     Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the Manager, and no one person is primarily responsible for making recommendations to any investment division. The table below identifies the investment divisions and the Funds for which they are responsible.

  ------------------------------------------------------------------------------------------------
        INVESTMENT DIVISION                             PRIMARY RESPONSIBILITIES
  ------------------------------------------------------------------------------------------------
   Domestic Quantitative              U.S. Equity Funds except Value Fund and REIT Fund
  ------------------------------------------------------------------------------------------------
   Domestic Active                    Value Fund, REIT Fund
  ------------------------------------------------------------------------------------------------
   International Quantitative         International Equity Funds except Foreign Fund and Foreign
                                      Small Companies Fund
  ------------------------------------------------------------------------------------------------
   International Active               Foreign Fund, Foreign Small Companies Fund
  ------------------------------------------------------------------------------------------------
   Fixed Income                       Fixed Income Funds
  ------------------------------------------------------------------------------------------------
   Asset Allocation                   Asset Allocation Funds
  ------------------------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE

     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. New York City time. A Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by that Fund. A Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The market value of the Fund's investments is generally determined as follows:

Exchange listed securities

     - Last sale price or

     - Most recent bid price (if no reported sale) or

     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is

Unlisted securities (if market quotations are readily available)

     - Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (includes bonds, loans, structured notes)

     - Closing bid supplied by a primary pricing source chosen by the Manager

All other assets and securities (if no quotations are readily available)

     - Fair value as determined in good faith by the Trustees or persons acting at their direction

     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.

     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

     Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because certain Funds hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors will have no ability to redeem their shares in those Funds.

                             HOW TO PURCHASE SHARES

     You may purchase a Fund's shares from the Trust on any day when the NYSE is open for business. In addition, brokers and agents are authorized to accept purchase and redemption orders on the Funds' behalf. You may pay a fee if you effect a transaction through a broker or agent. To obtain a purchase order form, call the Trust at (617) 346-7646 or your broker or agent.

     PURCHASE POLICIES. Before a purchase order will be acted upon by the Trust, the Trust must determine that the purchase order is in "good order." A purchase order is in "good order" if:

     - a completed purchase order, containing the following information, is submitted to the Trust or its agent:

        - signature exactly in accordance with the form of registration

        - the exact name in which the shares are registered

        - the investor's account number

        - the number of shares or the dollar amount of shares to be purchased

     - the purchase order is received and accepted by the Trust or its agent (the Trust reserves the right to reject any order)

     - payment (by check or wire) for the purchase is received before 4:00 p.m. on the day the purchase order is accepted

        - if an investor provides adequate written assurances of intention to pay, the Trust may extend settlement up to four business days.

     The purchase price of a share of any Fund is the net asset value per share next determined after the purchase order is determined to be in "good order" PLUS a purchase premium, if any, for the Fund shares to be purchased. Purchase order forms received by the Trust or its agent after the deadline will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day.

     Minimum investment amounts (by class, if applicable) are set forth in the table on page 61 of this Prospectus. There is no minimum additional investment required to purchase additional shares of a Fund. The Trust may waive initial minimums for certain accounts.

     SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                   GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                          Boston, Massachusetts 02110
                           Facsimile: (617) 439-4192
                        Attention: Shareholder Services

     Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks or securities directly to the Trust.

     FUNDING YOUR INVESTMENT.  You may purchase shares:

     - with cash (via wire transfer or check)

        - BY WIRE.  Instruct your bank to wire the amount of your investment to:

             Investors Bank & Trust Company, Boston, Massachusetts
                               ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
              Further credit: GMO Fund/shareholder name and number

        - BY CHECK. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:

                  By U.S. Postal Service:                             By Overnight Courier:
              Investors Bank & Trust Company                     Investors Bank & Trust Company
                 GMO Transfer Agent MFD 23                          GMO Transfer Agent MFD 23
                       P.O. Box 9130                            200 Clarendon Street, 16th Floor
             200 Clarendon Street, 16th Floor                           Boston, MA 02116
                   Boston, MA 02117-9130

     - by exchange (from another GMO product)

        - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile)

        - each Fund will not honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are generally those investors who repeatedly make exchanges within a short period or otherwise engage in frequent transactions in a manner that may be disruptive to a Fund, as reasonably determined by such Fund. The Funds do not automatically redeem shares that are the subject of a rejected exchange request.

     - in exchange for securities acceptable to the Manager

        - securities must be approved by the Manager prior to transfer to the Fund

        - securities will be valued as set forth under "Determination of Net Asset Value" on page 58

     - by a combination of cash and securities

                              HOW TO REDEEM SHARES

     You may redeem shares of a Fund on any day when the NYSE is open for business.

     REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust or its agent in "good order."

     A redemption request is in "good order" if it:

     - is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. New York City time)

     - is signed exactly in accordance with the form of registration

     - includes the exact name in which the shares are registered

     - includes the investor's account number

     - includes the number of shares or the dollar amount of shares to be redeemed

     Redemption requests received by the Trust or its agent after the deadline will be honored on the next following business day, and the redemption will be effected based on the net asset value per share computed on that day. The redemption price is the net asset value per share next determined after the redemption request is determined to be in "good order" LESS a redemption fee, if any, for the Fund shares to be redeemed.

     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash. Investors in the Tax-Managed Funds should be aware that they are more likely to have a redemption request honored "in kind" than shareholders in other Funds.

     If a redemption is made in cash:

     - payment will be made in federal funds transferred to the account designated in writing by authorized persons

        - designation of additional accounts and any change in the accounts originally designated must be made in writing.

     - upon request, payment will be made by check mailed to the registration address

     If a redemption is made in-kind, it is important for you to note:

     - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value" on page 58

     - securities distributed by a Fund will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio

     - to the extent available, in-kind redemptions will be of readily marketable securities

     - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption

     - in-kind redemptions will be transferred and delivered by the Trust as directed by you

     Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

     - if the NYSE is closed for other than weekends or holidays

     - during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

     - during any other period permitted by the Securities and Exchange Commission for the protection of investors.

     SUBMITTING YOUR REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares -- Submitting Your Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of redemption requests.

                                MULTIPLE CLASSES

     Certain Funds offer multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support, reflecting the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

------------------------------------------------------------------------------------------------------------------------
                                                           MINIMUM TOTAL INVESTMENT/     SHAREHOLDER SERVICE FEE (AS A %
                                                            TOTAL FUND INVESTMENT*        OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------------
                    U.S. Core Fund
  FUNDS OFFERING    International Intrinsic Value Fund           $1 million/NA                        0.22%
 CLASS II SHARES    Foreign Fund
------------------------------------------------------------------------------------------------------------------------
                                                                $35 million/NA                        0.15%
                    U.S. Core Fund
                    International Intrinsic Value Fund
                    Foreign Fund
                   -----------------------------------------------------------------------------------------------------
                    Asset Allocation Funds (except
  FUNDS OFFERING    U.S. Sector Fund)                            $1 million/NA                       0.00%**
 CLASS III SHARES   Emerging Country Debt Share Fund
                   -----------------------------------------------------------------------------------------------------
                                                                 $1 million/NA                      0.15%***
                    U.S. Sector Fund
                    Global Hedged Equity Fund
                   -----------------------------------------------------------------------------------------------------
                                                                 $1 million/NA                        0.15%
                    All Other Funds
------------------------------------------------------------------------------------------------------------------------
                                                           $250 million/$125 million                 0.105%
                    U.S. Core Fund
                    Emerging Markets Fund
                   -----------------------------------------------------------------------------------------------------
                    International Intrinsic Value Fund
  FUNDS OFFERING    Currency Hedged International          $250 million/$125 million                  0.09%
 CLASS IV SHARES      Equity Fund
                   -----------------------------------------------------------------------------------------------------
                                                                $250 million/NA                       0.09%
                    Foreign Fund
                   -----------------------------------------------------------------------------------------------------
                                                           $250 million/$125 million                  0.10%
                    Emerging Country Debt Fund
------------------------------------------------------------------------------------------------------------------------

* The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996.
** These Funds will indirectly bear an additional SSF of 0.15% by virtue of their investments in other GMO Funds.
*** The SSF charged to these Funds will be reduced by a corresponding amount for all SSFs indirectly borne by the relevant Fund by reason of its investments in Class III Shares of other GMO Funds.

ELIGIBILITY FOR CLASSES

     Eligibility for different classes of a Fund depends upon the client meeting either (i) the minimum "Total Fund Investment" set forth in the above table, which includes only a client's total investment in a particular Fund, or (ii) the minimum "Total Investment" set forth in the above table, calculated as described below.

DETERMINATION OF TOTAL INVESTMENT

     A client's Total Investment equals the market value of all the client's assets managed by GMO and its affiliates (1) at the time of initial investment,
(2) at close of business on the last business day of each calendar quarter, or
(3) at other times as determined by the Manager (each, a "Determination Date"). The Manager will monitor the value of the MSCI World Index (computed in U.S. dollars with net dividends reinvested). On December 31 of any year, the Manager may increase the Minimum Total Investment/Total Fund Investment amounts by the same percentage by which the value of the MSCI World Index increased from June 30, 2000 through December 31 of the year being evaluated.

     For clients establishing a relationship with GMO on or after June 1, 1996: A client's Total Investment will be determined by GMO at the Determination Date.

     For clients with GMO accounts as of May 31, 1996: Any client whose Total Investment as of May 31, 1996 (prior to the issuance of multiple classes of shares) was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Clients whose Total Investment as of May 31, 1996 was less than $7 million but greater than $0 will be eligible for conversion to Class II Shares indefinitely.

You should note:

     - There is no minimum additional investment required to purchase additional shares of a Fund for any class of shares.

     - The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility.

     - Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

     - Assets invested in GMO's Pelican Fund will not be considered when determining a client's Total Investment.

CONVERSIONS BETWEEN CLASSES

     Client's shares in a Fund will be converted to the class of shares of that Fund with the lowest Shareholder Service Fee for which the client is eligible, based on the amount of the client's Total Investment or Total Fund Investment, on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by the Manager.

     The Trust has been advised by counsel that the conversion of a client's investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the converted Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

                            DISTRIBUTIONS AND TAXES

     The policy of each U.S. Equity Fund (except for the REIT Fund), the Short-Term Income Fund and the Domestic Bond Fund is to declare and pay distributions of its dividends and interest quarterly. The policy of each other Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net gains from the sale of securities held for not more than one year ("net short-term capital gains") and net gains from the sale of securities held for more than one year ("net long-term capital gains") at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the application or by writing to the Trust.

It is important for you to note:

     - Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such (generally at a 20% federal rate for noncorporate shareholders whether paid in cash or in shares).

     - Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. If a distribution reduces the net asset value of a shareholder's shares below a shareholder's cost basis in those shares, such distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, if you buy shares just prior to a taxable distribution by a Fund, you will pay the full price of the shares (including the value of the pending distribution) and then receive a portion of the price back as a taxable distribution.

     - A Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

     - A Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of a Fund's distributions and may cause a Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.

     - A Fund's use of derivatives may increase the amount of taxes payable by its shareholders.

     - The Asset Allocation Funds' investment in other GMO Funds, the investment by certain Funds in GMO Alpha LIBOR Fund and the investment by certain funds in GMO Emerging Country Debt Fund could affect the amount, timing and character of distributions. See "Taxes -- Taxation Implications of Certain Investments" in the Statement of Additional Information.

     The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

DOMESTIC EQUITY FUNDS
----------------------------------

U.S. CORE FUND*

                                                                        CLASS II SHARES
                              ---------------------------------------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 7, 1996
                                 YEAR ENDED FEBRUARY 28/29,           PERIOD FROM            PERIOD FROM          (COMMENCEMENT
                              ---------------------------------     JANUARY 9, 1998         MARCH 1, 1997       OF OPERATIONS) TO
                                   2000              1999         TO FEBRUARY 28, 1998   TO NOVEMBER 17, 1997   FEBRUARY 28, 1997
                              ---------------   ---------------   --------------------   --------------------   -----------------
Net asset value, beginning
  of period.................      $ 18.57           $ 19.98             $ 17.65                $ 20.10               $ 20.12
                                  -------           -------             -------                -------               -------
Income from investment
  operations:
  Net investment income.....         0.23(2)           0.25(2)             0.04(2)                0.24(2)               0.25
  Net realized and
    unrealized gain.........         2.29              2.55                2.29                   3.99                  2.92
                                  -------           -------             -------                -------               -------
    Total from investment
      operations............         2.52              2.80                2.33                   4.23                  3.17
                                  -------           -------             -------                -------               -------
Less distributions to
  shareholders:
  From net investment
    income..................        (0.24)            (0.29)           --                        (0.22)                (0.30)
  From net realized gains...        (4.23)            (3.92)           --                        (3.90)                (2.89)
                                  -------           -------             -------                -------               -------
    Total distributions.....        (4.47)            (4.21)           --                        (4.12)                (3.19)
                                  -------           -------             -------                -------               -------
Net asset value, end of
  period....................      $ 16.62           $ 18.57             $ 19.98                $ 20.21               $ 20.10
                                  =======           =======             =======                =======               =======
Total Return(1).............        13.61%            14.99%              13.20%(3)              23.00%(3)             17.46%(3)
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).................      $95,041           $41,684             $16,958                $ 2,037               $64,763
  Net expenses to average
    daily net assets........         0.55%             0.55%               0.55%(4)               0.55%(4)              0.55%(4)
  Net investment income to
    average daily net
    assets..................         1.21%             1.29%               1.53%(4)               1.66%(4)              1.63%(4)
  Portfolio turnover rate...           90%               71%                 60%                    60%                  107%
  Fees and expenses
    voluntarily waived or
    borne by the Manager
    consisted of the
    following per share
    amounts.................      --     (5)        $  0.04             $  0.01                $  0.03               $  0.03

(1) Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Annualized.
(5) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
* Effective June 30, 1998, the "GMO Core Fund" was renamed the "GMO U.S. Core Fund."

TOBACCO-FREE CORE FUND

                                                    CLASS III SHARES
                                ---------------------------------------------------------
                                               YEAR ENDED FEBRUARY 28/29,
                                ---------------------------------------------------------
                                  2000         1999        1998        1997        1996
                                --------     --------     -------     -------     -------
Net asset value, beginning of
  period......................  $  14.26     $  14.05     $ 12.98     $ 12.93     $ 10.65
                                --------     --------     -------     -------     -------
Income from investment
  operations:
  Net investment income.......      0.20         0.18        0.22        0.24        0.28
  Net realized and unrealized
    gain......................      1.94         1.99        4.07        2.41        3.71
                                --------     --------     -------     -------     -------
    Total from investment
      operations..............      2.14         2.17        4.29        2.65        3.99
                                --------     --------     -------     -------     -------
Less distributions to
  shareholders:
  From net investment
    income....................     (0.19)       (0.19)      (0.22)      (0.24)      (0.25)
  From net realized gains.....     (1.86)       (1.77)      (3.00)      (2.36)      (1.46)
                                --------     --------     -------     -------     -------
    Total distributions.......     (2.05)       (1.96)      (3.22)      (2.60)      (1.71)
                                --------     --------     -------     -------     -------
Net asset value, end of
  period......................  $  14.35     $  14.26     $ 14.05     $ 12.98     $ 12.93
                                ========     ========     =======     =======     =======
Total Return(1)...............     15.10%       16.29%      37.82%      22.76%      38.64%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................  $321,786     $227,158     $99,922     $66,260     $57,485
  Net expenses to average
    daily net assets..........      0.48%        0.48%       0.48%       0.48%       0.48%
  Net investment income to
    average daily net
    assets....................      1.34%        1.35%       1.66%       1.83%       2.25%
  Portfolio turnover rate.....       108%          77%         70%        131%         81%
  Fees and expenses
    voluntarily waived or
    borne by the Manager
    consisted of the following
    per share amounts.........  $   0.01     $   0.03     $  0.04     $  0.04     $  0.03

(1) Total returns would be lower had certain expenses not been waived during the periods shown.

                           CLASS III SHARES                                          CLASS IV SHARES
    --------------------------------------------------------------   -----------------------------------------------
                                                                                                      PERIOD FROM
                                                                                                    JANUARY 9, 1998
                      YEAR ENDED FEBRUARY 28/29,                     YEAR ENDED FEBRUARY 28/29,    (COMMENCEMENT OF
    --------------------------------------------------------------   ---------------------------    OPERATIONS) TO
       2000         1999         1998         1997         1996          2000           1999       FEBRUARY 28, 1998
    ----------   ----------   ----------   ----------   ----------   ------------   ------------   -----------------
    $    18.59   $    19.99   $    20.12   $    19.46   $    15.45    $    18.58     $    19.99       $    17.65
    ----------   ----------   ----------   ----------   ----------    ----------     ----------       ----------
          0.24(2)       0.26(2)       0.35       0.36         0.41          0.25(2)        0.27(2)          0.04(2)
          2.28         2.55         5.89         3.58         5.49          2.28           2.55             2.30
    ----------   ----------   ----------   ----------   ----------    ----------     ----------       ----------
          2.52         2.81         6.24         3.94         5.90          2.53           2.82             2.34
    ----------   ----------   ----------   ----------   ----------    ----------     ----------       ----------
         (0.25)       (0.29)       (0.32)       (0.39)       (0.42)        (0.26)         (0.31)        --
         (4.23)       (3.92)       (6.05)       (2.89)       (1.47)        (4.23)         (3.92)        --
    ----------   ----------   ----------   ----------   ----------    ----------     ----------       ----------
         (4.48)       (4.21)       (6.37)       (3.28)       (1.89)        (4.49)         (4.23)        --
    ----------   ----------   ----------   ----------   ----------    ----------     ----------       ----------
    $    16.63   $    18.59   $    19.99   $    20.12   $    19.46    $    16.62     $    18.58       $    19.99
    ==========   ==========   ==========   ==========   ==========    ==========     ==========       ==========
         13.66%       15.02%       36.69%       22.05%       39.08%        13.74%         15.07%           13.26%(3)
    $1,623,734   $1,780,011   $2,317,103   $3,051,344   $3,179,314    $1,343,460     $1,543,655       $1,370,535
          0.48%        0.48%        0.48%        0.48%        0.48%         0.44%          0.44%            0.44%(4)
          1.27%        1.36%        1.67%        1.78%        2.25%         1.32%          1.41%            1.67%(4)
            90%          71%          60%         107%          77%           90%            71%              60%
        --(5)    $     0.04   $     0.05   $     0.04   $     0.01       --     (5)  $     0.04       $     0.01

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

VALUE FUND

                                                             CLASS III SHARES
                                         --------------------------------------------------------
                                                        YEAR ENDED FEBRUARY 28/29,
                                         --------------------------------------------------------
                                           2000        1999        1998        1997        1996
                                         --------    --------    --------    --------    --------
Net asset value, beginning of period...  $  10.40    $  14.33    $  14.85    $  14.25    $  12.05
                                         --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income................      0.21        0.26        0.31        0.31        0.39
  Net realized and unrealized gain
    (loss).............................     (0.83)       0.13        3.81        2.47        3.71
                                         --------    --------    --------    --------    --------
    Total from investment operations...     (0.62)       0.39        4.12        2.78        4.10
                                         --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income...........     (0.21)      (0.27)      (0.35)      (0.32)      (0.39)
  In excess of net investment income...     (0.02)         --          --          --          --
  From net realized gains..............     (1.57)      (4.05)      (4.29)      (1.86)      (1.51)
                                         --------    --------    --------    --------    --------
    Total distributions................     (1.80)      (4.32)      (4.64)      (2.18)      (1.90)
                                         --------    --------    --------    --------    --------
Net asset value, end of period.........  $   7.98    $  10.40    $  14.33    $  14.85    $  14.25
                                         ========    ========    ========    ========    ========
Total Return(1)........................     (8.45)%      2.24%      31.54%      21.26%      35.54%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....  $178,329    $202,842    $332,103    $469,591    $317,612
  Net expenses to average daily net
    assets.............................      0.61%       0.61%       0.61%       0.61%       0.61%
  Net investment income to average
    daily net assets...................      2.06%       1.82%       1.89%       2.17%       2.66%
  Portfolio turnover rate..............       104%         37%         40%         84%         65%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts............................        --(2) $   0.04    $   0.05    $   0.04    $   0.02

(1) Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

INTRINSIC VALUE FUND

                                                                    CLASS III SHARES
                                                              ----------------------------
                                                               PERIOD FROM AUGUST 2, 1999
                                                              (COMMENCEMENT OF OPERATIONS)
                                                               THROUGH FEBRUARY 29, 2000
                                                              ----------------------------
Net asset value, beginning of period........................            $ 10.00
                                                                        -------
Income from investment operations:
  Net investment income.....................................               0.11(2)
  Net realized and unrealized loss..........................              (1.24)
                                                                        -------
        Total from investment operations....................              (1.13)
                                                                        -------
Less distributions to shareholders:
  From net investment income................................              (0.08)
                                                                        -------
        Total distributions.................................              (0.08)
                                                                        -------
Net asset value, end of period..............................            $  8.79
                                                                        =======
Total Return(1).............................................             (11.36)%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................            $38,650
  Net expenses to average daily net assets..................               0.48%(4)
  Net investment income to average daily net assets.........               1.94%(4)
  Portfolio turnover rate...................................                 26%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount.....            $  0.01

(1) Calculation excludes purchase premiums. Total return would be lower had certain expenses not been waived during the period shown.
(2) Computed using average shares throughout the period.
(3) Not annualized.
(4) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GROWTH FUND

                                                                                    CLASS III SHARES
                                                              ------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------
                                                                2000         1999         1998         1997         1996
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $   4.14     $   4.38     $   5.18     $   5.65     $   4.45
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................................      0.02         0.03         0.04         0.07         0.08
  Net realized and unrealized gain..........................      1.71         0.89         1.41         1.03         1.54
                                                              --------     --------     --------     --------     --------
    Total from investment operations........................      1.73         0.92         1.45         1.10         1.62
                                                              --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................     (0.02)       (0.03)       (0.06)       (0.08)       (0.07)
  From net realized gains...................................     (0.90)       (1.13)       (2.19)       (1.49)       (0.35)
                                                              --------     --------     --------     --------     --------
    Total distributions.....................................     (0.92)       (1.16)       (2.25)       (1.57)       (0.42)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $   4.95     $   4.14     $   4.38     $   5.18     $   5.65
                                                              ========     ========     ========     ========     ========
Total Return(1).............................................     45.24%       22.90%       36.37%       21.64%       37.77%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $204,662     $158,084     $202,923     $244,183     $391,366
  Net expenses to average daily net assets..................      0.48%        0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net assets.........      0.50%        0.64%        0.79%        1.21%        1.54%
  Portfolio turnover rate...................................        48%          50%          60%         100%          76%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....     --(2)     $   0.01     $   0.01     $   0.01        --(2)

(1) Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Fees and expenses waived or borne by the Manager were less than $.01 per share.

SMALL CAP VALUE FUND*

                                                                       CLASS III SHARES
                                                 ------------------------------------------------------------
                                                                  YEAR ENDED FEBRUARY 28/29,
                                                 ------------------------------------------------------------
                                                   2000         1999         1998         1997         1996
                                                 --------     --------     --------     --------     --------
Net asset value, beginning of period........     $  11.69     $  18.28     $  15.89     $  13.89     $  13.61
                                                 --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................         0.15         0.18         0.27         0.28         0.23
  Net realized and unrealized gain (loss)...         1.11        (2.50)        4.85         2.32         3.20
                                                 --------     --------     --------     --------     --------
    Total from investment operations........         1.26        (2.32)        5.12         2.60         3.43
                                                 --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................        (0.14)       (0.19)       (0.29)       (0.27)       (0.23)
  From net realized gains...................        (0.40)       (4.08)       (2.44)       (0.33)       (2.92)
                                                 --------     --------     --------     --------     --------
    Total distributions.....................        (0.54)       (4.27)       (2.73)       (0.60)       (3.15)
                                                 --------     --------     --------     --------     --------
Net asset value, end of period..............     $  12.41     $  11.69     $  18.28     $  15.89     $  13.89
                                                 ========     ========     ========     ========     ========
Total Return(1).............................        10.66%      (14.74)%      34.43%       19.12%       27.18%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........     $265,778     $347,684     $769,612     $655,373     $231,533
  Net expenses to average daily net
    assets..................................         0.48%        0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net
    assets..................................         1.12%        0.99%        1.51%        2.15%        1.67%
  Portfolio turnover rate...................           50%          49%          56%          58%         135%
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts.............     $   0.01     $   0.04     $   0.04     $   0.03     $   0.02

(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
* Effective December 1, 1996, the "GMO Core II Secondaries Fund" was renamed the "GMO Small Cap Value Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

SMALL CAP GROWTH FUND

                                                                                        CLASS III SHARES
                                                                ----------------------------------------------------------------
                                                                   YEAR ENDED FEBRUARY 28/29,      PERIOD FROM DECEMBER 31, 1996
                                                                --------------------------------   (COMMENCEMENT OF OPERATIONS)
                                                                  2000        1999        1998         TO FEBRUARY 28, 1997
                                                                --------    --------    --------   -----------------------------
Net asset value, beginning of period........................    $  10.88    $  12.28    $   9.82             $  10.00
                                                                --------    --------    --------             --------
Income from investment operations:
  Net investment income.....................................        0.01        0.03        0.05                 0.01
  Net realized and unrealized gain (loss)...................        7.02       (0.98)       3.43                (0.19)
                                                                --------    --------    --------             --------
    Total from investment operations........................        7.03       (0.95)       3.48                (0.18)
                                                                --------    --------    --------             --------
Less distributions to shareholders:
  From net investment income................................       (0.03)      (0.02)      (0.06)                  --
  In excess of net investment income........................       --          --          (0.01)                  --
  From net realized gains...................................       (1.01)      (0.43)      (0.95)                  --
                                                                --------    --------    --------             --------
    Total distributions.....................................       (1.04)      (0.45)      (1.02)                  --
                                                                --------    --------    --------             --------
Net asset value, end of period..............................    $  16.87    $  10.88    $  12.28             $   9.82
                                                                ========    ========    ========             ========
Total Return(1).............................................       67.27%      (8.20)%     36.66%               (1.80)%(2)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................    $137,290    $129,983    $399,613             $159,898
  Net expenses to average daily net assets..................        0.48%       0.48%       0.48%                0.48%(3)
  Net investment income to average daily net assets.........        0.09%       0.21%       0.47%                0.70%(3)
  Portfolio turnover rate...................................         122%        113%        132%                  13%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....    $   0.01    $   0.03    $   0.03             $   0.01

(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Not annualized.
(3) Annualized.

REIT FUND

                                                                                       CLASS III SHARES
                                                                ---------------------------------------------------------------
                                                                   YEAR ENDED FEBRUARY 28/29,        PERIOD FROM MAY 31, 1996
                                                                --------------------------------   (COMMENCEMENT OF OPERATIONS)
                                                                  2000        1999        1998         TO FEBRUARY 28, 1997
                                                                --------    --------    --------   ----------------------------
Net asset value, beginning of period........................    $   9.13    $  12.92    $  12.62             $  10.00
                                                                --------    --------    --------             --------
Income from investment operations:
  Net investment income.....................................        0.51(2)     0.51(2)     0.53                 0.24
  Net realized and unrealized gain (loss)...................       (0.87)      (3.36)       1.26                 2.60
                                                                --------    --------    --------             --------
    Total from investment operations........................       (0.36)      (2.85)       1.79                 2.84
                                                                --------    --------    --------             --------
Less distributions to shareholders:
  From net investment income................................       (0.51)      (0.19)      (0.57)               (0.17)
  In excess of net investment income........................       --          --          (0.03)                  --
  From net realized gains...................................       --          (0.75)      (0.89)               (0.05)
                                                                --------    --------    --------             --------
    Total distributions.....................................       (0.51)      (0.94)      (1.49)               (0.22)
                                                                --------    --------    --------             --------
Net asset value, end of period..............................    $   8.26    $   9.13    $  12.92             $  12.62
                                                                ========    ========    ========             ========
Total Return(1).............................................       (4.69)%    (23.27)%     14.29%               28.49%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................    $120,508    $143,129    $374,774             $260,929
  Net expenses to average daily net assets..................        0.69%       0.69%       0.69%                0.69%(4)
  Net investment income to average daily net assets.........        5.64%       4.60%       4.10%                4.72%(4)
  Portfolio turnover rate...................................          13%         59%         86%                  21%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....    $   0.01    $   0.03    $   0.03             $   0.02

(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) Annualized.
(4) Not annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

TAX-MANAGED U.S. EQUITIES FUND

                                                                                   PERIOD FROM JULY 23, 1998
                                                                 YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                                              FEBRUARY 29, 2000    THROUGH FEBRUARY 28, 1999
                                                              -----------------   ----------------------------
Net asset value, beginning of period........................       $ 10.67                   $10.00
                                                                   -------                   ------
Income from investment operations:
  Net investment income.....................................          0.13                     0.09
  Net realized and unrealized gain..........................          1.97                     0.65
                                                                   -------                   ------
    Total from investment operations........................          2.10                     0.74
                                                                   -------                   ------
Less distributions to shareholders:
  From net investment income................................         (0.13)                   (0.07)
                                                                   -------                   ------
    Total distributions.....................................         (0.13)                   (0.07)
                                                                   -------                   ------
Net asset value, end of period..............................       $ 12.64                   $10.67
                                                                   =======                   ======
  Total Return(1)...........................................         19.83%                    7.48%(2)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................       $13,275                   $8,116
  Net expenses to average daily net assets..................          0.48%                    0.48%(3)
  Net investment income to average daily net assets.........          1.11%                    1.30%(3)
  Portfolio turnover rate...................................            19%                      33%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount:....       $  0.05                   $ 0.10

(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the period shown.
(2) Not annualized.
(3) Annualized.

TAX-MANAGED SMALL COMPANIES FUND

                                                                PERIOD FROM JUNE 1, 1999
                                                              (COMMENCEMENT OF OPERATIONS)
                                                               THROUGH FEBRUARY 29, 2000
                                                              ----------------------------
Net asset value, beginning of period........................            $ 10.00
                                                                        -------
Income from investment operations:
  Net investment income.....................................               0.08
  Net realized and unrealized gain (less)...................              (0.50)
                                                                        -------
    Total from investment operations........................              (0.42)
                                                                        -------
Less distributions to shareholders:
  From net investment income................................              (0.06)
                                                                        -------
    Total distributions.....................................              (0.06)
                                                                        -------
Net asset value, end of period..............................            $  9.52
                                                                        =======
Total Return(1).............................................              (4.25)%(2)
  Ratios/Supplemental Data:
  Net assets, end of period (000's).........................            $39,000
  Net expenses to average daily net assets..................               0.70%(3)
  Net investment income to average daily net assets.........               1.08%(3)
  Portfolio turnover rate...................................                 18%
  Fees and expenses voluntarily waived or borne by the
    Manager Consisted of the following per share amount:....            $  0.01

(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the period shown.
(2) Not annualized.
(3) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
INTERNATIONAL EQUITY FUNDS

INTERNATIONAL INTRINSIC VALUE FUND*

                                                        CLASS II SHARES                             CLASS III SHARES
                                     ------------------------------------------------------     -------------------------
                                                                            PERIOD FROM
                                           YEAR ENDED FEBRUARY           SEPTEMBER 26, 1996        YEAR ENDED FEBRUARY
                                                 28/29,                   (COMMENCEMENT OF               28/29,
                                     -------------------------------       OPERATIONS) TO       -------------------------
                                      2000        1999        1998       FEBRUARY 28, 1997         2000           1999
                                     -------     -------     -------     ------------------     ----------     ----------
Net asset value, beginning of
 period............................  $ 20.33     $ 23.16     $ 24.36          $ 24.60           $    20.38     $    23.20
                                     -------     -------     -------          -------           ----------     ----------
Income (loss) from investment
 operations:
 Net investment income.............     0.41(2)     0.39(2)     0.52(2)          0.14                 0.47(2)        0.42(2)
 Net realized and unrealized gain
   (loss)..........................     1.33       (0.46)       1.94             0.96                 1.28          (0.47)
                                     -------     -------     -------          -------           ----------     ----------
   Total from investment
    operations.....................     1.74       (0.07)       2.46             1.10                 1.75          (0.05)
                                     -------     -------     -------          -------           ----------     ----------
Less distributions to shareholders:
 From net investment income........    (0.56)      (0.24)      (0.74)           (0.27)               (0.56)         (0.25)
 In excess of net investment
   income..........................       --       (0.24)         --               --               --              (0.24)
 From net realized gains...........    (0.66)      (2.28)      (2.92)           (1.07)               (0.66)         (2.28)
                                     -------     -------     -------          -------           ----------     ----------
   Total distributions.............    (1.22)      (2.76)      (3.66)           (1.34)               (1.22)         (2.77)
                                     -------     -------     -------          -------           ----------     ----------
Net asset value, end of period.....  $ 20.85     $ 20.33     $ 23.16          $ 24.36           $    20.91     $    20.38
                                     =======     =======     =======          =======           ==========     ==========
Total Return(1)....................     8.09%      (0.76)%     11.60%            4.51%(3)             8.20%         (0.68)%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $21,162     $18,295     $12,500          $25,302           $1,799,929     $1,998,447
 Net expenses to average daily net
   assets..........................     0.76%       0.76%       0.76%            0.80%(4,6)           0.69%          0.69%
 Net investment income to average
   daily net assets................     1.84%       1.71%       2.14%            0.98%(6)             2.09%          1.84%
 Portfolio turnover rate...........       53%         60%         68%              97%                  53%            60%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................  $  0.02     $  0.06     $  0.07          $  0.05           $     0.02     $     0.06

                                                 CLASS III SHARES
                                     ----------------------------------------

                                               YEAR ENDED FEBRUARY
                                                      28/29,
                                     ----------------------------------------
                                        1998           1997           1996
                                     ----------     ----------     ----------
Net asset value, beginning of
 period............................  $    24.37     $    24.62     $    22.32
                                     ----------     ----------     ----------
Income (loss) from investment
 operations:
 Net investment income.............        0.54(2)        0.59           0.36
 Net realized and unrealized gain
   (loss)..........................        1.96           1.02           3.09
                                     ----------     ----------     ----------
   Total from investment
    operations.....................        2.50           1.61           3.45
                                     ----------     ----------     ----------
Less distributions to shareholders:
 From net investment income........       (0.75)         (0.33)         (0.39)
 In excess of net investment
   income..........................          --             --             --
 From net realized gains...........       (2.92)         (1.53)         (0.76)
                                     ----------     ----------     ----------
   Total distributions.............       (3.67)         (1.86)         (1.15)
                                     ----------     ----------     ----------
Net asset value, end of period.....  $    23.20     $    24.37     $    24.62
                                     ==========     ==========     ==========
Total Return(1)....................       11.71%          6.72%         15.72%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $3,046,510     $4,232,937     $4,538,036
 Net expenses to average daily net
   assets..........................        0.69%          0.71%(5)       0.71%(5)
 Net investment income to average
   daily net assets................        2.19%          2.34%          1.93%
 Portfolio turnover rate...........          68%            97%            14%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................  $     0.07     $     0.06     $     0.03

(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(6) Annualized.
* Effective February 1, 2001, the "GMO International Core Fund" was renamed the "GMO International Intrinsic Value Fund."

CURRENCY HEDGED INTERNATIONAL EQUITY FUND*

                                                                  CLASS III SHARES
                                        --------------------------------------------------------------------
                                                                                             PERIOD FROM
                                                         YEAR ENDED                         JUNE 30, 1995
                                                       FEBRUARY 28/29,                     (COMMENCEMENT OF
                                        ---------------------------------------------       OPERATIONS) TO
                                         2000        1999         1998         1997       FEBRUARY 29, 1996
                                        -------     -------     --------     --------     -----------------
Net asset value, beginning of
 period............................     $  9.28     $ 11.92     $  12.68     $  11.54          $  10.00
                                        -------     -------     --------     --------          --------
Income from investment operations:
 Net investment income.............        0.23(2)     0.23(2)      0.27(2)      0.22              0.23
 Net realized and unrealized gain
   (loss)..........................        1.26       (0.36)(3)     1.72         1.63              1.44
                                        -------     -------     --------     --------          --------
   Total from investment
    operations.....................        1.49       (0.13)        1.99         1.85              1.67
                                        -------     -------     --------     --------          --------
Less distributions to shareholders:
 From net investment income........       (0.33)      (0.08)       (0.27)       (0.28)            (0.06)
 In excess of net investment
   income..........................       (0.09)      (0.21)          --           --          --
 From net realized gains...........       (0.31)      (2.22)       (2.48)       (0.43)            (0.07)
                                        -------     -------     --------     --------          --------
   Total distributions.............       (0.73)      (2.51)       (2.75)       (0.71)            (0.13)
                                        -------     -------     --------     --------          --------
Net asset value, end of period.....     $ 10.04     $  9.28     $  11.92     $  12.68          $  11.54
                                        =======     =======     ========     ========          ========
Total Return(1)....................       15.86%      (1.84)%      17.98%       16.55%            16.66%(4)
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................     $75,054     $97,450     $207,653     $581,099          $407,227
 Net expenses to average daily net
   assets..........................        0.69%       0.69%        0.69%        0.72%(5)          0.69%(6)
 Net investment income to average
   daily net assets................        2.25%       2.07%        2.15%        2.25%             1.89%(6)
 Portfolio turnover rate...........          68%         68%          96%          84%                7%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................     $  0.03     $  0.05     $   0.05     $   0.04          $   0.05

                                                  CLASS IV SHARES
                                     ------------------------------------------
                                                                 PERIOD FROM
                                          YEAR ENDED           JANUARY 9, 1998
                                       FEBRUARY 28/29,        (COMMENCEMENT OF
                                     --------------------      OPERATIONS) TO
                                      2000         1999       FEBRUARY 28, 1998
                                     -------     --------     -----------------
Net asset value, beginning of
 period............................  $  9.27     $  11.92         $  10.87
                                     -------     --------         --------
Income from investment operations:
 Net investment income.............     0.29(2)      0.24(2)          0.01(2)
 Net realized and unrealized gain
   (loss)..........................     1.21        (0.36)(3)         1.04
                                     -------     --------         --------
   Total from investment
    operations.....................     1.50        (0.12)            1.05
                                     -------     --------         --------
Less distributions to shareholders:
 From net investment income........    (0.34)       (0.09)              --
 In excess of net investment
   income..........................    (0.09)       (0.22)              --
 From net realized gains...........    (0.31)       (2.22)              --
                                     -------     --------         --------
   Total distributions.............    (0.74)       (2.53)              --
                                     -------     --------         --------
Net asset value, end of period.....  $ 10.03     $   9.27         $  11.92
                                     =======     ========         ========
Total Return(1)....................    15.94%       (1.79)%           9.66%(4)
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $52,526     $108,956         $362,829
 Net expenses to average daily net
   assets..........................     0.63%        0.63%            0.63%(6)
 Net investment income to average
   daily net assets................     2.81%        2.17%            0.72%(6)
 Portfolio turnover rate...........       68%          68%              96%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................  $  0.03     $   0.05         $   0.01

(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(4) Not annualized.
(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .03% of average daily net assets.
(6) Annualized.
* Effective February 1, 2001, the "GMO Currency Hedged International Core Fund" was renamed the "GMO Currency Hedged International Equity Fund."

                        CLASS IV SHARES
         ---------------------------------------------
                                        PERIOD FROM
               YEAR ENDED             JANUARY 9, 1998
            FEBRUARY 28/29,          (COMMENCEMENT OF
         ----------------------       OPERATIONS) TO
           2000          1999        FEBRUARY 28, 1998
         --------      --------      -----------------
         $  20.37      $  23.19          $  20.61
         --------      --------          --------
             0.55(2)       0.42(2)           0.02(2)
             1.21         (0.46)             2.56
         --------      --------          --------
             1.76         (0.04)             2.58
         --------      --------          --------
            (0.57)        (0.25)               --
            --            (0.25)               --
            (0.66)        (2.28)               --
         --------      --------          --------
            (1.23)        (2.78)               --
         --------      --------          --------
         $  20.90      $  20.37          $  23.19
         ========      ========          ========
             8.18%        (0.60)%           12.52%(3)
         $291,894      $567,219          $682,952
             0.63%         0.63%             0.63%(6)
             2.47%         1.85%             0.68%(6)
               53%           60%               68%
         $   0.02      $   0.06          $   0.01

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
FOREIGN FUND*

                                                              CLASS II SHARES
                                           ------------------------------------------------------
                                                                                  PERIOD FROM
                                                                               SEPTEMBER 30, 1996
                                             YEAR ENDED FEBRUARY 28/29,         (COMMENCEMENT OF
                                           -------------------------------       OPERATIONS) TO
                                            2000        1999        1998       FEBRUARY 28, 1997
                                           -------     -------     -------     ------------------
Net asset value, beginning of
  period..............................       11.79     $ 12.09     $ 10.65          $ 10.02
                                           -------     -------     -------          -------
Income from investment operations:
  Net investment income...............        0.17(2)     0.20(2)     0.18(2)          0.06
  Net realized and unrealized gain
    (loss)............................        2.89       (0.14)       1.48             0.65
                                           -------     -------     -------          -------
    Total from investment
      operations......................        3.06        0.06        1.66             0.71
                                           -------     -------     -------          -------
Less distributions to shareholders:
  From net investment income..........       (0.21)      (0.25)      (0.22)           (0.08)
  From net realized gains.............       (1.50)      (0.11)      (0.00)(3)      --
                                           -------     -------     -------          -------
    Total distributions...............       (1.71)      (0.36)      (0.22)           (0.08)
                                           -------     -------     -------          -------
Net asset value, end of period........     $ 13.14     $ 11.79     $ 12.09          $ 10.65
                                           =======     =======     =======          =======
Total Return(1).......................       25.63%       0.36%      15.94%            7.08%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...     $60,278     $33,780     $53,949          $21,957
  Net expenses to average daily net
    assets............................        0.82%       0.82%       0.82%            0.84%(5,6)
  Net investment income to average
    daily net assets..................        1.28%       1.64%       1.60%            0.83%(5)
  Portfolio turnover rate.............          35%         27%         19%              13%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts...........................     $  0.01     $  0.03     $  0.03          $  0.02

                                                             CLASS III SHARES
                                        ----------------------------------------------------------
                                                                                    PERIOD FROM
                                                                                   JUNE 28, 1996
                                             YEAR ENDED FEBRUARY 28/29,          (COMMENCEMENT OF
                                        ------------------------------------      OPERATIONS) TO
                                           2000          1999         1998       FEBRUARY 28, 1997
                                        ----------     --------     --------     -----------------
Net asset value, beginning of
  period..............................  $    11.81     $  12.10     $  10.66         $  10.00
                                        ----------     --------     --------         --------
Income from investment operations:
  Net investment income...............        0.20(2)      0.20(2)      0.21(2)          0.08
  Net realized and unrealized gain
    (loss)............................        2.86        (0.12)        1.45             0.66
                                        ----------     --------     --------         --------
    Total from investment
      operations......................        3.06         0.08         1.66             0.74
                                        ----------     --------     --------         --------
Less distributions to shareholders:
  From net investment income..........       (0.21)       (0.26)       (0.22)           (0.08)
  From net realized gains.............       (1.50)       (0.11)       (0.00)(3)           --
                                        ----------     --------     --------         --------
    Total distributions...............       (1.71)       (0.37)       (0.22)           (0.08)
                                        ----------     --------     --------         --------
Net asset value, end of period........  $    13.16     $  11.81     $  12.10         $  10.66
                                        ==========     ========     ========         ========
Total Return(1).......................       25.65%        0.48%       15.95%            7.37%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...  $1,022,498     $927,108     $847,427         $671,829
  Net expenses to average daily net
    assets............................        0.75%        0.75%        0.75%            0.76%(5,7)
  Net investment income to average
    daily net assets..................        1.48%        1.60%        1.80%            1.24%(5)
  Portfolio turnover rate.............          35%          27%          19%              13%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts...........................  $     0.01     $   0.03     $   0.03         $   0.02

(1) Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3)  The per share realized gain distribution was $0.004.
(4)  Not annualized.
(5)  Annualized.
(6) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(7) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01%.
(8)  Net investment income earned was less than $.01 per share.
     Computed using average shares outstanding throughout the period.
(9) Fees or expenses voluntarily waived or borne by the manager were less than $.01 per share.
(a)  The fiscal year end of the GMO Pool was June 30.
(b) Expenses for the GMO Pool were paid directly by its unitholders.
(c) Net of annual total GMO Pool expenses of 0.83% paid directly by unitholders.
  * The GMO Foreign Fund (the "Foreign Fund") commenced operations on June 28, 1996 subsequent to a transaction involving, in essence, the reorganization of the GMO
     International Equities Pool of The Common Fund for Nonprofit
     Organizations (the "GMO Pool") as the Foreign Fund.
 **  All information relating to the time periods prior to June
     28, 1996 relates to the GMO Pool. Total return figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Foreign Fund. The per unit information for the GMO Pool has been restated to conform to the Foreign Fund's initial net asset value of $10.00 per share on such date. The GMO Pool was not a registered investment company as it was exempt from registration under the 1940 Act and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the GMO Pool had been registered under the 1940
     Act, its performance may have been adversely affected. The
     GMO Pool's performance information is also presented as the performance of the Foreign Fund for periods prior to June
     28, 1996 by including the total return of the GMO Pool; such information does not constitute the financial highlights of the Foreign Fund.

The information relating to the periods ended February 28/29, 1997, 1998, 1999 and 2000 should be read in conjunction with the financial statements and related notes which are included in the Foreign Fund's Annual Report, and which are incorporated by reference in the Trust's Statement of Additional Information. The GMO Pool had only one class of outstanding units. Expenses charged to GMO Pool unitholders were fixed at a level above that of the Foreign Fund's Class II and Class III Shares.

                                                                              GMO POOL
                                                                     PERFORMANCE INFORMATION**
                          CLASS IV SHARES                                   (UNAUDITED)
       ------------------------------------------------------        --------------------------
                                               PERIOD FROM
                                             JANUARY 9, 1998
         YEAR ENDED                         (COMMENCEMENT OF           YEAR ENDED JUNE 30,(a)
       FEBRUARY 28/29,    YEAR ENDED         OPERATIONS) TO          --------------------------
            2000       FEBRUARY 28, 1999    FEBRUARY 28, 1998          1996             1995
       --------------- -----------------    -----------------        ---------        ---------
          $  11.81         $  12.11             $  10.90              $ 8.90           $ 8.52
          --------         --------             --------              ------           ------
              0.21(2)          0.22(2)           --     (8)             0.27(b)          0.27(b)
              2.86            (0.15)                1.21                1.07             0.37
          --------         --------             --------              ------           ------
              3.07             0.07                 1.21                1.34             0.64
          --------         --------             --------              ------           ------
             (0.22)           (0.26)             --                    (0.24)           (0.26)
             (1.50)           (0.11)             --                    --               --
          --------         --------             --------              ------           ------
             (1.72)           (0.37)             --                    (0.24)           (0.26)
          --------         --------             --------              ------           ------
          $  13.16         $  11.81             $  12.11              $10.00           $ 8.90
          ========         ========             ========              ======           ======
             25.74%            0.53%               11.10%(4)           14.25%(c)         6.82%(c)
          $141,175         $130,760             $219,785                 N/A              N/A
              0.69%            0.69%                0.69%(5)             N/A              N/A
              1.55%            1.81%                0.26%(5)             N/A              N/A
                35%              27%                  19%                N/A              N/A
          $   0.01         $   0.03             $--     (9)              N/A              N/A

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND*

                                                                                     GMO POOL
                                                                            PERFORMANCE INFORMATION**
                                                                                   (UNAUDITED)
                                                              ------------------------------------------------------
                                                                              YEAR ENDED JUNE 30,(1)
                                                              ------------------------------------------------------
                                                               2000        1999        1998        1997        1996
                                                              ------      ------      ------      ------      ------
Net asset value, beginning of period........................  $ 8.64      $ 7.96      $ 8.28      $ 7.34      $ 6.29
                                                              ------      ------      ------      ------      ------
Income from investment operations:
  Net investment income.....................................    0.12        0.15        0.10        0.16        0.12
  Net realized and unrealized gain (loss)...................    1.57        0.73       (0.25)       0.98        1.11
                                                              ------      ------      ------      ------      ------
    Total from investment operations........................    1.69        0.88       (0.15)       1.14        1.23
                                                              ------      ------      ------      ------      ------
Less distributions to shareholders:
  From net investment income................................    0.33        0.20        0.17        0.20        0.18
  From net realized gains...................................      --          --          --          --          --
                                                              ------      ------      ------      ------      ------
    Total distributions.....................................    0.33        0.20        0.17        0.20        0.18
                                                              ------      ------      ------      ------      ------
Net asset value, end of period..............................  $10.00      $ 8.64      $ 7.96      $ 8.28      $ 7.34
                                                              ======      ======      ======      ======      ======
Total Return(2).............................................   19.80%      11.52%      (1.74%)     15.88%      19.92%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................     N/A         N/A         N/A         N/A         N/A
  Net operating expenses to average daily net assets........     N/A         N/A         N/A         N/A         N/A
  Interest expense to average daily net assets..............     N/A         N/A         N/A         N/A         N/A
  Total net expenses to average daily net assets............     N/A         N/A         N/A         N/A         N/A
  Portfolio turnover rate...................................     N/A         N/A         N/A         N/A         N/A
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....     N/A         N/A         N/A         N/A         N/A

  * All of the information presented is unaudited. The Fund commenced operations on July 1, 2000 subsequent to a transaction involving the reorganization of a discrete, GMO-managed pool of the International Small Cap Fund of the Common Fund for Nonprofit Organizations (the "GMO Pool") as the Fund.
 **  All information relating to the time periods prior to July
     1, 2000 relates to the GMO Pool. Total return figures are based on historical earnings but past performance data is not necessarily indicative of future results. Total return figures for the GMO Pool have been restated to reflect the estimated operating expenses of the Fund, which are higher than the operating expenses for the GMO Pool. The per unit information for the GMO Pool has been restated to conform to the Fund's initial net asset value of $10.00 per share. The
     GMO Pool was not registered as an investment company and therefore was not subject to certain investment restrictions imposed by the Investment Company Act of 1940. Had the GMO
     Pool been subject to these restrictions, its performance may have been adversely affected.
(1) The fiscal year end of the GMO Pool was June 30; the fiscal year end for the Fund will be February 28/29.
(2) The total return figures and other information shown above have been restated to reflect the Fund's estimated expense ratio.

INTERNATIONAL SMALL COMPANIES FUND

                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------
                                                                2000        1999        1998        1997        1996
                                                                ----        ----        ----        ----        ----
Net asset value, beginning of period........................  $  11.02    $  12.22    $  13.46    $  12.95    $  11.95
                                                              --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income.....................................      0.25        0.55        0.27        0.23        0.18
  Net realized and unrealized gain (loss)...................      0.83       (1.15)       0.42        0.55        1.16
                                                              --------    --------    --------    --------    --------
    Total from investment operations........................      1.08       (0.60)       0.69        0.78        1.34
                                                              --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income................................     (0.15)      (0.21)      (0.26)      (0.07)      (0.17)
  In excess of net investment income........................     --          --          --          --          (0.02)
  From net realized gains...................................     (0.41)      (0.39)      (1.67)      (0.20)      (0.15)
  In excess of net realized gains...........................     --          --          --          --          --
                                                              --------    --------    --------    --------    --------
    Total distributions.....................................     (0.56)      (0.60)      (1.93)      (0.27)      (0.34)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $  11.54    $  11.02    $  12.22    $  13.46    $  12.95
                                                              ========    ========    ========    ========    ========
Total Return(1).............................................      9.62%      (5.06)%      6.92%       5.99%      11.43%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $173,362    $158,142    $234,155    $235,653    $218,964
  Net expenses to average daily net assets..................      0.75%       0.75%       0.75%       0.76%(2)     0.76%(2)
  Net investment income to average daily net assets.........      2.19%       1.67%       1.93%       1.75%       1.84%
  Portfolio turnover rate...................................        55%          8%         79%         13%         13%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.03    $   0.27    $   0.12    $   0.10    $   0.07

(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING MARKETS FUND

                                                               CLASS III SHARES
                                     --------------------------------------------------------------------

                                                          YEAR ENDED FEBRUARY 28/29,
                                     --------------------------------------------------------------------
                                       2000       1999        1998                1997             1996
                                     --------   --------   ----------          ----------        --------
Net asset value, beginning of
 period............................  $   6.31   $   9.56   $    12.49          $    10.54        $   9.52
                                     --------   --------   ----------          ----------        --------
Income (loss) from investment
 operations:
 Net investment income.............      0.13(2)     0.25        0.16(2)             0.13            0.10
 Net realized and unrealized gain
   (loss)..........................      4.77      (3.19)       (1.76)               1.96            1.06
                                     --------   --------   ----------          ----------        --------
   Total from investment
     operations....................      4.90      (2.94)       (1.60)               2.09            1.16
                                     --------   --------   ----------          ----------        --------
Less distributions to shareholders
 from:
 Net investment income.............     (0.03)     (0.19)       (0.25)              (0.14)          (0.01)
 In excess of net investment
   income..........................     (0.02)
 Net realized gains................     --         (0.12)       (0.71)             --               (0.13)
 In excess of net realized gains...     --         (0.00)(3)      (0.37)           --               --
                                     --------   --------   ----------          ----------        --------
   Total distributions.............     (0.05)     (0.31)       (1.33)              (0.14)          (0.14)
                                     --------   --------   ----------          ----------        --------
Net asset value, end of period.....  $  11.16   $   6.31   $     9.56          $    12.49        $  10.54
                                     ========   ========   ==========          ==========        ========
Total Return(1)....................     77.43%    (30.96)%     (12.94)%             19.98%          12.24%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $727,197   $524,741   $  913,615          $1,725,651        $907,180
 Net expenses to average daily net
   assets..........................      1.18%      1.16%        1.24%(5)            1.24%(5)        1.35%
 Net investment income to average
   daily net assets................      1.41%      2.75%        1.30%               1.40%           1.31%
 Portfolio turnover rate...........        73%        76%          88%                 41%             35%
Fees and expenses voluntarily
 waived or borne by the Manager
 consisted of the following per
 share amounts.....................  $   0.00(8) $   0.02  $     0.03          $     0.02        $     --(8)

                                                      CLASS IV SHARES
                                     -------------------------------------------------
                                                                        PERIOD FROM
                                       YEAR ENDED FEBRUARY            JANUARY 9, 1998
                                              28/29,                 (COMMENCEMENT OF
                                     ------------------------         OPERATIONS) TO
                                       2000            1999          FEBRUARY 28, 1998
                                     --------        --------        -----------------
Net asset value, beginning of
 period............................  $   6.31        $   9.56            $   8.62
                                     --------        --------            --------
Income (loss) from investment
 operations:
 Net investment income.............      0.13(2)         0.28                0.01(2)
 Net realized and unrealized gain
   (loss)..........................      4.77           (3.21)               0.93
                                     --------        --------            --------
   Total from investment
     operations....................      4.90           (2.93)               0.94
                                     --------        --------            --------
Less distributions to shareholders
 from:
 Net investment income.............     (0.03)          (0.20)            --
 In excess of net investment
   income..........................     (0.02)
 Net realized gains................     --              (0.12)            --
 In excess of net realized gains...     --              (0.00)(3)         --
                                     --------        --------            --------
   Total distributions.............     (0.05)          (0.32)            --
                                     --------        --------            --------
Net asset value, end of period.....  $  11.16        $   6.31            $   9.56
                                     ========        ========            ========
Total Return(1)....................     77.76%         (31.01)%             10.90%(4)
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $480,208        $261,187            $672,020
 Net expenses to average daily net
   assets..........................      1.13%           1.12%               1.22%(6,7)
 Net investment income to average
   daily net assets................      1.45%           2.87%               0.65%(6)
 Portfolio turnover rate...........        73%             76%                 88%
Fees and expenses voluntarily
 waived or borne by the Manager
 consisted of the following per
 share amounts.....................  $   0.00(8)     $   0.02            $     --(8)

 (1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
 (2) Computed using average shares outstanding throughout the period.
 (3) The distribution in excess of net realized gains was $0.0005.
 (4) Not annualized.
 (5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .06% and .035% of average daily net assets for the years ended February 28, 1997 and 1998, respectively.
 (6) Annualized.
 (7) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
 (8) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.

EVOLVING COUNTRIES FUND

                                                                                   CLASS III SHARES
                                                                 -----------------------------------------------------
                                                                 YEAR ENDED FEBRUARY
                                                                        28/29,            PERIOD FROM AUGUST 29, 1997
                                                                 --------------------     (COMMENCEMENT OF OPERATIONS)
                                                                  2000         1999           TO FEBRUARY 28, 1998
                                                                 -------      -------     ----------------------------
Net asset value, beginning of period........................     $  5.74      $  8.61               $ 10.00
                                                                 -------      -------               -------
Income from investment operations:
 Net investment income......................................        0.05         0.23                  0.03(2)
 Net realized and unrealized loss...........................        5.63        (2.94)                (1.42)
                                                                 -------      -------               -------
   Total from investment operations.........................        5.68        (2.71)                (1.39)
                                                                 -------      -------               -------
Less distributions to shareholders:
 From net investment income.................................       --           (0.16)                   --
 From net realized gains....................................       (0.01)
                                                                 -------      -------               -------
   Total distributions......................................       (0.01)       (0.16)                   --
                                                                 -------      -------               -------
Net asset value, end of period..............................     $ 11.41      $  5.74               $  8.61
                                                                 =======      =======               =======
Total Return(1).............................................       98.96%      (31.60)%              (13.90)%(3)
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................     $65,191      $31,718               $39,698
 Net expenses to average daily net assets...................        1.28%        1.27%                 1.65%(4,5)
 Net investment income to average daily net assets..........        0.54%        3.65%                 0.78%(4)
 Portfolio turnover rate....................................         157%         158%                   56%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amounts.....     $  0.01      $  0.02               $  0.03

(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Annualized.
(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .16% of average daily net assets.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

ASIA FUND

                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                    YEAR ENDED
                                                                  FEBRUARY 28/29,        PERIOD FROM FEBRUARY 18, 1998
                                                              -----------------------    (COMMENCEMENT OF OPERATIONS)
                                                                2000           1999          TO FEBRUARY 28, 1998
                                                              --------        -------    -----------------------------
Net asset value, beginning of period........................  $   7.67        $ 10.44               $ 10.00
                                                              --------        -------               -------
Income (loss) from investment operations:
  Net investment income.....................................      0.03           0.08(2)               0.01(2)
  Net realized and unrealized gain (loss)...................      5.01          (2.69)                 0.43
                                                              --------        -------               -------
    Total from investment operations........................      5.04          (2.61)                 0.44
                                                              --------        -------               -------
Less distributions to shareholders from:
  Net investment income.....................................     (0.02)         (0.08)                   --
  In excess of net investment income........................     --             (0.08)                   --
  Net realized gains........................................     (0.34)            --                    --
                                                              --------        -------               -------
    Total Distributions.....................................     (0.36)         (0.16)                   --
                                                              --------        -------               -------
Net asset value, end of period..............................  $  12.35        $  7.67               $ 10.44
                                                              ========        =======               =======
Total Return(1).............................................     65.57%        (25.03)%                4.40%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $119,218        $77,404               $40,161
  Net expenses to average daily net assets..................      1.25%          1.26%                 2.52%(4)
  Net investment income to average daily net assets.........      0.22%          1.04%                 2.86%(4)
  Portfolio turnover rate...................................       121%            61%                    1%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....      0.01        $  0.02               $  0.01

(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Annualized.

 TAX-MANAGED INTERNATIONAL EQUITIES FUND

                                                                                    PERIOD FROM JULY 29, 1998
                                                                 YEAR ENDED        (COMMENCEMENT OF OPERATIONS)
                                                              FEBRUARY 29, 2000     THROUGH FEBRUARY 28, 1999
                                                              -----------------    ----------------------------
Net asset value, beginning of period........................      $   9.71                   $ 10.00
Income (loss) from investment operations:
  Net investment income.....................................          0.15(2)                   0.04
  Net realized and unrealized gain (loss)...................          0.70                     (0.28)
                                                                  --------                   -------
    Total from investment operations........................          0.85                     (0.24)
Less distributions to shareholders:
  From net investment income................................         (0.10)                    (0.04)
  In excess of net investment income........................         (0.03)                    (0.01)
                                                                  --------                   -------
    Total distributions.....................................         (0.13)                    (0.05)
                                                                  --------                   -------
Net asset value, end of period..............................      $  10.43                   $  9.71
                                                                  ========                   =======
Total Return(1).............................................          8.65%                    (2.44)%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................      $112,623                   $18,529
  Net expenses to average daily net assets..................          0.69%                     0.69%(4)
  Net investment income to average daily net assets.........          1.36%                     0.87%(4)
  Portfolio turnover rate...................................             5%                       20%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount.....      $   0.04                   $  0.12

(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the period shown.
(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FIXED INCOME FUNDS
-----------------------------

DOMESTIC BOND FUND

                                                                                       CLASS III SHARES
                                                              ------------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------------
                                                                2000        1999             1998             1997        1996
                                                              --------    --------         --------         --------    --------
Net asset value, beginning of period........................  $   9.65    $  10.26         $  10.18         $  10.40    $  10.13
                                                              --------    --------         --------         --------    --------
Income from investment operations:
  Net investment income.....................................      0.60        0.68             0.67             0.58        0.66
  Net realized and unrealized gain (loss)...................     (0.42)      (0.15)            0.38            (0.09)       0.58
                                                              --------    --------         --------         --------    --------
    Total from investment operations........................      0.18        0.53             1.05             0.49        1.24
                                                              --------    --------         --------         --------    --------
Less distributions to shareholders:
  From net investment income................................     (0.58)      (0.68)           (0.70)           (0.60)      (0.60)
  From net realized gains...................................     (0.02)      (0.21)           (0.27)           (0.08)      (0.37)
  In excess of net realized gains...........................        --(2)    (0.25)              --            (0.03)         --
                                                              --------    --------         --------         --------    --------
    Total distributions.....................................     (0.60)      (1.14)           (0.97)           (0.71)      (0.97)
                                                              --------    --------         --------         --------    --------
Net asset value, end of period..............................  $   9.23    $   9.65         $  10.26         $  10.18    $  10.40
                                                              ========    ========         ========         ========    ========
Total Return(1).............................................      2.03%       5.03%           10.71%            4.93%      12.50%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $164,457    $175,071         $431,410         $570,862    $310,949
  Net operating expenses to average daily net assets........      0.25%       0.25%            0.25%            0.25%       0.25%
  Interest expense to average daily net assets..............      0.19%       0.02%              --               --          --
  Total net expenses to average daily net assets............      0.44%(3)     0.27%(3)        0.25%            0.25%       0.25%
  Net investment income to average daily net assets.........      5.85%       6.21%            6.14%            6.15%       6.52%
  Portfolio turnover rate...................................        20%         17%              59%              25%         70%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....        --(4) $   0.02         $   0.02         $   0.02    $   0.01

(1) Total returns would be lower had certain expenses not been waived during the periods shown.
(2) The per share distribution in excess of net realized gains was less than $0.001.
(3) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(4) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

 U.S. BOND/GLOBAL ALPHA A FUND

                                                                                 CLASS III SHARES
                                                              -------------------------------------------------------
                                                                     YEAR ENDED
                                                                  FEBRUARY 28/29,         PERIOD FROM APRIL 30, 1997
                                                              ------------------------   (COMMENCEMENT OF OPERATIONS)
                                                                2000            1999         TO FEBRUARY 28, 1998
                                                              --------        --------   ----------------------------
Net asset value, beginning of period........................  $  10.23        $  10.60             $  10.00
                                                              --------        --------             --------
Income from investment operations:
 Net investment income......................................      0.62(2)         0.64(2)               0.55(2)
 Net realized and unrealized gain (loss)....................     (0.40)          (0.58)                0.66
                                                              --------        --------             --------
   Total from investment operations.........................      0.22            0.06                 1.21
                                                              --------        --------             --------
Less distributions to shareholders:
 From net investment income.................................     (0.70)          (0.12)               (0.27)
 From net realized gains....................................     (0.11)          (0.31)               (0.34)
                                                              --------        --------             --------
   Total distributions......................................     (0.81)          (0.43)               (0.61)
                                                              --------        --------             --------
Net asset value, end of period..............................  $   9.64        $  10.23             $  10.60
                                                              ========        ========             ========
Total Return(1).............................................      2.26%           0.44%               12.16%(3)
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................  $120,276        $143,703             $228,386
 Net operating expenses to average daily net assets.........      0.40%           0.40%                0.40%(4)
 Interest expense to average daily net assets...............      0.01%             --                   --
 Total net expenses to average daily net assets.............      0.41%(5)          --                   --
 Net investment income to average daily net assets..........      6.19%           5.97%                6.05%(4)
 Portfolio turnover rate....................................        40%            113%                  58%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amounts.....  $   0.01        $   0.03             $   0.02

(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Annualized.
(5) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

U.S. BOND/GLOBAL ALPHA B FUND

                                                                                 CLASS III SHARES
                                                              -------------------------------------------------------
                                                                     YEAR ENDED
                                                                  FEBRUARY 28/29,         PERIOD FROM JULY 29, 1997
                                                              ------------------------   (COMMENCEMENT OF OPERATIONS)
                                                                2000            1999         TO FEBRUARY 28, 1998
                                                              --------        --------   ----------------------------
Net asset value, beginning of period........................  $   7.18        $  10.14             $  10.00
                                                              --------        --------             --------
Income from investment operations:
 Net investment income......................................      0.35(1,3)       0.59(3)               0.35(3)
 Net realized and unrealized gain (loss)....................     (0.34)          (0.19)                0.06
                                                              --------        --------             --------
   Total from investment operations.........................      0.01            0.40                 0.41
                                                              --------        --------             --------
Less distributions to shareholders:
 From net investment income.................................     (0.29)          (2.36)(4)              (0.21)
 In excess of net investment income.........................     --              (0.59)(4)                 --
 From net realized gains....................................     --              (0.18)               (0.06)
 In excess of net realized gains............................     --              (0.23)                  --
                                                              --------        --------             --------
   Total distributions......................................     (0.29)          (3.36)               (0.27)
                                                              --------        --------             --------
Net asset value, end of period..............................  $   6.90        $   7.18             $  10.14
                                                              ========        ========             ========
Total Return(2).............................................      0.27%           3.42%                4.15%(5)
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................  $158,154        $138,146             $380,605
 Net operating expenses to average daily net assets.........      0.35%           0.35%                0.35%(6)
 Interest expense to average daily net assets...............      0.01%             --                   --
 Total net expenses to average daily net assets.............      0.36%(7)        0.35%                0.35%(6)
 Net investment income to average daily net assets(1).......      4.98%           5.96%                5.88%(6)
 Portfolio turnover rate....................................        94%            134%                  27%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amounts.....  $   0.01        $   0.03             $   0.02

(1) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.
(3) Computed using average shares outstanding throughout the period.
(4) The amount shown for a share outstanding does not correspond with the aggregate distributions to shareholders for the year ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.
(5) Not annualized.
(6) Annualized.
(7) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

INTERNATIONAL BOND FUND

                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------------
                                                                2000          1999          1998          1997          1996
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  10.06      $  10.45      $  10.78      $  10.92      $   9.64
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................      0.70          0.71          0.59          0.71          0.62
  Net realized and unrealized gain (loss)...................     (0.99)        (0.42)         0.08          0.65          1.55
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................     (0.29)         0.29          0.67          1.36          2.17
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................     (0.39)        (0.36)        (0.54)        (0.81)        (0.59)
  In excess of net investment income........................        --         (0.09)           --            --            --
  From net realized gains...................................     (0.19)        (0.23)        (0.10)        (0.54)        (0.30)
  In excess of net realized gains...........................        --            --         (0.36)        (0.15)        --
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................     (0.58)        (0.68)        (1.00)        (1.50)        (0.89)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................  $   9.19      $  10.06      $  10.45      $  10.78      $  10.92
                                                              ========      ========      ========      ========      ========
Total Return(2).............................................     (2.98)%        2.48%         6.32%        12.39%        22.72%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $145,373      $181,829      $293,022      $235,783      $193,920
  Net operating expenses to average daily net assets........      0.40%         0.40%         0.40%         0.40%         0.40%
  Interest expense to average daily net assets..............      0.03%           --            --            --            --
  Total net expenses to average daily net assets............      0.43%(3)      0.40%         0.40%         0.40%         0.40%
  Net investment income to average daily net assets(1)......      6.51%         6.45%         6.24%         6.93%         8.17%
  Portfolio turnover rate...................................        39%          106%          105%           95%           99%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.01      $   0.03      $   0.02      $   0.02      $   0.01

(1) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.
(3) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase is included in interest income.

                                FINANCIAL HIGHLIGHTS
                  (For a Share outstanding throughout each period)

 CURRENCY HEDGED INTERNATIONAL BOND FUND

                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------------
                                                                2000          1999          1998          1997          1996
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  10.47      $  10.66      $  12.16      $  10.92      $   9.99
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income.....................................      0.65(2)       0.74          0.88          0.66          1.05
  Net realized and unrealized gain (loss)...................     (0.17)        (0.39)         0.73          2.07          1.62
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................      0.48          0.35          1.61          2.73          2.67
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................     (1.11)        (0.16)        (0.88)        (0.60)        (1.04)
  From net realized gains...................................     (0.14)        (0.38)        (2.23)        (0.45)        (0.42)
  In excess of net realized gains...........................        --            --            --         (0.44)        (0.28)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................     (1.25)        (0.54)        (3.11)        (1.49)        (1.74)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................  $   9.70      $  10.47      $  10.66      $  12.16      $  10.92
                                                              ========      ========      ========      ========      ========
Total Return(1).............................................      4.95%         3.20%        14.44%        25.57%        27.36%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $283,340      $323,711      $320,905      $468,979      $236,162
  Net expenses to average daily net assets..................      0.40%         0.40%         0.40%         0.40%         0.40%
  Net investment income to average daily net assets.........      6.51%         6.30%         6.50%         6.86%         8.54%
  Portfolio turnover rate...................................        65%          116%          135%           90%           85%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.01      $   0.04      $   0.05      $   0.03      $   0.03

(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.

GLOBAL BOND FUND

                                                                                     CLASS III SHARES
                                                         ------------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                DECEMBER 28, 1995
                                                                      YEAR ENDED FEBRUARY 28,                   (COMMENCEMENT OF
                                                         -------------------------------------------------       OPERATIONS) TO
                                                           2000          1999          1998         1997        FEBRUARY 29, 1996
                                                         --------      --------      --------      -------      -----------------
Net asset value, beginning of period...................  $   9.87      $  10.15      $  10.16      $  9.89           $ 10.00
                                                         --------      --------      --------      -------           -------
Income from investment operations:
 Net investment income.................................      0.51(1)       0.55          0.65(3)      0.61              0.05
 Net realized and unrealized gain (loss)...............     (0.71)        (0.25)         0.36         0.59             (0.16)
                                                         --------      --------      --------      -------           -------
   Total from investment operations....................     (0.20)         0.30          1.01         1.20             (0.11)
                                                         --------      --------      --------      -------           -------
Less distributions to shareholders:
 From net investment income............................     (0.23)        (0.37)        (0.56)       (0.57)               --
 In excess of net investment income....................     (0.03)        (0.09)           --           --                --
 From net realized gains...............................        --         (0.06)        (0.28)       (0.36)               --
 In excess of net realized gains.......................        --         (0.06)        (0.18)          --                --
                                                         --------      --------      --------      -------           -------
   Total distributions.................................     (0.26)        (0.58)        (1.02)       (0.93)               --
                                                         --------      --------      --------      -------           -------
Net asset value, end of period.........................  $   9.41      $   9.87      $  10.15      $ 10.16           $  9.89
                                                         ========      ========      ========      =======           =======
Total Return(2)........................................     (2.07)%        2.69%        10.19%       12.01%            (1.10)%(4)
Ratios/Supplemental Data:
 Net assets, end of period (000's).....................  $182,730      $163,210      $105,052      $70,768           $31,072
 Net operating expenses to average daily net assets....      0.34%         0.34%         0.34%        0.34%             0.34%(5)
 Interest expense to average daily net assets..........      0.16%           --            --           --                --
 Total net expenses to average daily net assets........      0.50%(6)      0.34%         0.34%        0.34%             0.34%(5)
 Net investment income to average daily net
   assets(1)...........................................      5.09%         5.86%         6.21%        6.31%             6.16%(5)
 Portfolio turnover rate...............................       116%           75%          103%          72%                0%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share
   amounts.............................................  $   0.01      $   0.03      $   0.04      $  0.04           $  0.01

(1) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.
(3) Computed using average shares outstanding throughout the period.
(4) Not annualized.
(5) Annualized.
(6) Interest expense incurred as a result of entering into repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

                                                                 CLASS III SHARES
                                     -------------------------------------------------------------------------

                                                            YEAR ENDED FEBRUARY 28/29,
                                     -------------------------------------------------------------------------
                                       2000       1999              1998              1997              1996
                                     --------   --------          --------          --------          --------
Net asset value, beginning of
 period............................  $   6.89   $  11.64          $  14.09          $  11.76          $   8.39
                                     --------   --------          --------          --------          --------
Income from investment operations:
   Net investment income...........      0.84(2)     0.92(2)          1.13(2)           1.48              1.35
   Net realized and unrealized gain
     (loss)........................      2.20      (4.41)             1.51              6.40              3.84
                                     --------   --------          --------          --------          --------
       Total from investment
         operations................      3.04      (3.49)             2.64              7.88              5.19
                                     --------   --------          --------          --------          --------
Less distributions to shareholders:
   From net investment income......     (1.07)     (0.23)            (0.84)            (1.58)            (1.17)
   From net realized gains.........     (0.12)     (1.03)            (4.25)            (3.97)            (0.65)
   In excess of net realized
     gains.........................        --(3)       --(3)            --                --                --
                                     --------   --------          --------          --------          --------
       Total distributions.........     (1.19)     (1.26)            (5.09)            (5.55)            (1.82)
                                     --------   --------          --------          --------          --------
Net asset value, end of period.....  $   8.74   $   6.89          $  11.64          $  14.09          $  11.76
                                     ========   ========          ========          ========          ========
Total Return(1)....................     46.81%    (32.94)%           22.27%            74.32%            63.78%
Ratios/Supplemental Data:
   Net assets, end of period
     (000's).......................  $378,593   $450,336          $460,387          $555,452          $615,485
   Net expenses to average daily
     net assets....................      0.55%      0.56%             0.53%             0.57%             0.50%
   Net investment income to average
     daily net assets..............     10.82%     10.99%             8.62%             8.35%            12.97%
   Portfolio turnover rate.........       123%       272%              255%              152%              158%
   Fees and expenses voluntarily
     waived or borne by the Manager
     consisted of the following per
     share amounts.................        --(4) $   0.02         $   0.03          $   0.03          $   0.02

                                       CLASS IV SHARES
                                     -------------------             PERIOD FROM
                                         YEAR ENDED                JANUARY 9, 1998
                                       FEBRUARY 28/29,            (COMMENCEMENT OF
                                     -------------------           OPERATIONS) TO
                                       2000       1999            FEBRUARY 28, 1998
                                     --------   --------          -----------------
Net asset value, beginning of
 period............................  $   6.90   $  11.63              $  10.99
                                     --------   --------              --------
Income from investment operations:
   Net investment income...........      0.84(2)     0.91(2)              0.10(2)
   Net realized and unrealized gain
     (loss)........................      2.20      (4.37)                 0.54
                                     --------   --------              --------
       Total from investment
         operations................      3.04      (3.46)                 0.64
                                     --------   --------              --------
Less distributions to shareholders:
   From net investment income......     (1.08)     (0.24)                   --
   From net realized gains.........     (0.12)     (1.03)                   --
   In excess of net realized
     gains.........................        --(3)       --(3)                --
                                     --------   --------              --------
       Total distributions.........     (1.20)     (1.27)                   --
                                     --------   --------              --------
Net asset value, end of period.....  $   8.74   $   6.90              $  11.63
                                     ========   ========              ========
Total Return(1)....................     47.00%    (32.82)%                5.82%
Ratios/Supplemental Data:
   Net assets, end of period
     (000's).......................  $545,869   $323,285              $310,580
   Net expenses to average daily
     net assets....................      0.50%      0.51%                 0.50%(5)
   Net investment income to average
     daily net assets..............     10.87%     10.87%                 7.17%(5)
   Portfolio turnover rate.........       123%       272%                  255%
   Fees and expenses voluntarily
     waived or borne by the Manager
     consisted of the following per
     share amounts.................        --(4) $   0.02                   --(4)

(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) The distribution in excess of net realized gains was less than $.001.
(4) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(5) Annualized.

SHORT-TERM INCOME FUND

                                                                                       CLASS III SHARES
                                                                  -----------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                                  -----------------------------------------------------------
                                                                   2000         1999         1998         1997         1996
                                                                  -------      -------      -------      -------      -------
Net asset value, beginning of period........................      $  9.63      $  9.81      $  9.78      $  9.77      $  9.56
                                                                  -------      -------      -------      -------      -------
Income from investment operations:
    Net investment income...................................         0.46(1,3)    0.57         0.55         0.47         0.57
    Net realized and unrealized gain (loss).................         0.05        (0.16)        0.03         0.06         0.20
                                                                  -------      -------      -------      -------      -------
        Total from investment operations....................         0.51         0.41         0.58         0.53         0.77
                                                                  -------      -------      -------      -------      -------
Less distributions to shareholders:
    From net investment income..............................        (0.52)       (0.59)       (0.55)       (0.52)       (0.56)
                                                                  -------      -------      -------      -------      -------
        Total distributions.................................        (0.52)       (0.59)       (0.55)       (0.52)       (0.56)
                                                                  -------      -------      -------      -------      -------
Net asset value, end of period..............................      $  9.62      $  9.63      $  9.81      $  9.78      $  9.77
                                                                  =======      =======      =======      =======      =======
Total Return(2).............................................         5.42%        4.29%        6.10%        5.62%        8.32%
Ratios/Supplemental Data:
    Net assets, end of period (000's).......................      $43,491      $53,387      $37,377      $40,937      $11,066
    Net expenses to average daily net assets................         0.20%        0.20%        0.20%        0.20%        0.25%
    Net investment income to average daily net assets(1)....         4.82%        5.50%        5.73%        5.88%        6.49%
    Portfolio turnover rate.................................          178%          76%          50%         287%         139%
    Fees and expenses voluntarily waived or borne by the
      Manager consisted of the following per share
      amounts...............................................      $  0.01      $  0.03      $  0.03      $  0.03      $  0.03

(1) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(2) Total returns would be lower had certain expenses not been waived during the periods shown.
(3) Computed using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL HEDGED EQUITY FUND

                                                                                     CLASS III SHARES
                                                              ---------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------------------
                                                               2000          1999          1998          1997          1996
                                                              -------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  7.59      $   8.72      $  10.69      $  10.64      $  10.12
                                                              -------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income(1)..................................     0.16          0.17(4)       0.35          0.24          0.21
  Net realized and unrealized gain (loss)...................     0.20         (0.88)        (0.52)         0.01          0.55
                                                              -------      --------      --------      --------      --------
    Total from investment operations........................     0.36         (0.71)        (0.17)         0.25          0.76
                                                              -------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................    (0.23)        (0.21)        (0.35)        (0.20)        (0.24)
  In excess of net investment income........................    --            (0.21)           --            --            --
  From net realized gains...................................    --               --         (1.05)           --            --
  In excess of net realized gains...........................    --               --         (0.40)           --            --
                                                              -------      --------      --------      --------      --------
    Total distributions.....................................    (0.23)        (0.42)        (1.80)        (0.20)        (0.24)
                                                              -------      --------      --------      --------      --------
Net asset value, end of period..............................  $  7.72      $   7.59      $   8.72      $  10.69      $  10.64
                                                              =======      ========      ========      ========      ========
Total Return(2).............................................     4.74%        (8.13)%       (1.63)%        2.34%         7.54%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $46,718      $ 50,671      $170,706      $296,702      $382,934
  Net expenses to average daily net assets(3)...............     0.21%         0.17%         0.58%         0.91%(5)      0.78%
  Net investment income to average daily net assets(1)......     1.89%         1.99%         2.93%         1.99%         2.44%
  Portfolio turnover rate...................................       13%           21%          277%          463%          214%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $  0.04      $   0.05      $   0.04      $   0.02      $  0.005

(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(4) Computed using average shares outstanding throughout the period.
(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.

INFLATION INDEXED BOND FUND

                                                                                 CLASS III SHARES
                                                              ------------------------------------------------------
                                                                    YEAR ENDED
                                                                 FEBRUARY 28/29,         PERIOD FROM MARCH 31, 1997
                                                              ----------------------    (COMMENCEMENT OF OPERATIONS)
                                                               2000           1999          TO FEBRUARY 28, 1998
                                                              -------        -------    ----------------------------
Net asset value, beginning of period........................  $  9.88        $ 10.04              $ 10.00
                                                              -------        -------              -------
Income from investment operations:
  Net investment income.....................................     0.65(2)        0.61                 0.42(2)
  Net realized and unrealized loss..........................    (0.30)         (0.18)               (0.04)
                                                              -------        -------              -------
        Total from investment operations....................     0.35           0.43                 0.38
                                                              -------        -------              -------
Less distributions to shareholders:
  From net investment income................................    (0.51)         (0.59)               (0.30)
  In excess of net investment income........................       --             --                (0.02)
  From net realized gains...................................       --             --                   --(3)
  From tax return of capital................................       --             --                (0.02)
                                                              -------        -------              -------
        Total distributions.................................    (0.51)         (0.59)               (0.34)
                                                              -------        -------              -------
Net asset value, end of period..............................  $  9.72        $  9.88              $ 10.04
                                                              =======        =======              =======
Total Return(1).............................................     3.57%          4.28%                3.77%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $51,951        $25,147              $25,660
  Net operating expenses to average daily net assets........     0.25%          0.25%                0.25%(5)
  Interest expense to average daily net assets..............     0.45%            --                   --
  Total net expenses to average daily net assets............     0.70%(6)       0.25%                0.25%(5)
  Net investment income to average daily net assets.........     6.49%          4.93%                4.48%(5)
  Portfolio turnover rate...................................      112%            94%                   9%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $  0.01        $  0.04              $  0.04

(1) Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) The per share distributions from net realized gains was $0.002.
(4) Not annualized.
(5) Annualized.
(6) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING COUNTRY DEBT SHARE FUND

                                                                             CLASS III SHARES
                                                              -----------------------------------------------
                                                                 YEAR ENDED       PERIOD FROM JULY 20, 1998
                                                                FEBRUARY 29,     (COMMENCEMENT OF OPERATIONS)
                                                                    2000          THROUGH FEBRUARY 28, 1999
                                                              ----------------   ----------------------------
Net asset value, beginning of period........................      $  6.84                  $ 10.00
                                                                  -------                  -------
Income from investment operations:
  Net investment income(1)..................................         1.10                     0.03
  Net realized and unrealized loss..........................         1.97                    (3.16)
                                                                  -------                  -------
        Total from investment operations....................         3.07                    (3.13)
                                                                  -------                  -------
Less distributions to shareholders:
  From net investment income................................        (1.09)                   (0.03)
  In excess of net investment income........................        (0.11)                      --
  From net realized gains...................................        (0.01)                      --
                                                                  -------                  -------
        Total distributions.................................        (1.21)                   (0.03)
                                                                  -------                  -------
Net asset value, end of period..............................      $  8.70                  $  6.84
                                                                  =======                  =======
Total Return(2).............................................        46.71%                  (31.32)%(5)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................      $86,280                  $41,216
  Net expenses to average daily net assets(3)...............         0.00%                    0.00%(6)
  Net investment income to average daily net assets(1)......        14.22%                    0.64%(6)
  Portfolio turnover rate...................................            0%                       0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount:....           --(4)                    --(4)

(1) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.
(2) Total returns would be lower had certain expenses not been waived during the periods shown.
(3) Net expenses exclude expenses incurred indirectly through investment in underlying fund.
(4) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(5) Not annualized.
(6) Annualized.

 ASSET ALLOCATION FUNDS

 INTERNATIONAL EQUITY ALLOCATION FUND

                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                               OCTOBER 11, 1996
                                                               YEAR ENDED FEBRUARY 28/29,      (COMMENCEMENT OF
                                                              -----------------------------     OPERATIONS) TO
                                                               2000       1999       1998      FEBRUARY 28, 1997
                                                              -------    -------    -------    -----------------
Net asset value, beginning of period........................  $  8.28    $ 10.18    $ 10.41         $ 10.00
                                                              -------    -------    -------         -------
Income from investment operations:
  Net investment income(1)..................................     0.22(4)    0.19(4)    0.33(4)         0.10
  Net realized and unrealized gain (loss)...................     1.73      (1.01)      0.31            0.41
                                                              -------    -------    -------         -------
    Total from investment operations........................     1.95      (0.82)      0.64            0.51
                                                              -------    -------    -------         -------
Less distributions to shareholders:
  From net investment income................................    (0.08)     (0.19)     (0.29)          (0.07)
  In excess of net investment income........................       --      (0.31)        --(5)           --
  From net realized gains...................................    (0.28)     (0.58)     (0.58)          (0.03)
                                                              -------    -------    -------         -------
    Total distributions.....................................    (0.36)     (1.08)     (0.87)          (0.10)
                                                              -------    -------    -------         -------
Net asset value, end of period..............................  $  9.87    $  8.28    $ 10.18         $ 10.41
                                                              =======    =======    =======         =======
Total Return(2).............................................    23.58%     (8.77)%     6.73%           5.11%(6)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $76,047    $90,161    $85,876         $30,459
  Net expenses to average daily net assets(3)...............     0.00%      0.00%      0.00%           0.01%(7)
  Net investment income to average daily net assets(1)......     2.24%      2.06%      3.13%           3.60%(7)
  Portfolio turnover rate...................................        8%        36%        16%              0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....       --(8) $  0.01    $  0.01         $  0.01

(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(2) Calculation excludes purchase premiums and redemption fees. Total return would be lower had certain expenses not been waived during the period shown.
(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net investment income was $0.001.
(6) Not annualized.
(7) Annualized.
(8) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

WORLD EQUITY ALLOCATION FUND

                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                               OCTOBER 22, 1996
                                                               YEAR ENDED FEBRUARY 28/29,      (COMMENCEMENT OF
                                                              -----------------------------     OPERATIONS) TO
                                                               2000       1999       1998      FEBRUARY 28, 1997
                                                              -------    -------    -------    -----------------
Net asset value, beginning of period........................  $  8.52    $ 10.39    $ 10.52         $ 10.07
                                                              -------    -------    -------         -------
Income from investment operations:
  Net investment income(1)..................................     0.20(4)    0.18(4)    0.29(4)         0.11
  Net realized and unrealized gain (loss)...................     1.69      (0.82)      1.03            0.63
                                                              -------    -------    -------         -------
    Total from investment operations........................     1.89      (0.64)      1.32            0.74
                                                              -------    -------    -------         -------
Less distributions to shareholders:
  From net investment income................................    --         (0.18)     (0.28)          (0.11)
  In excess of net investment income........................    --         (0.33)        --(5)           --
  From net realized gains...................................    (1.45)     (0.72)     (1.17)          (0.18)
                                                              -------    -------    -------         -------
    Total distributions.....................................    (1.45)     (1.23)     (1.45)          (0.29)
                                                              -------    -------    -------         -------
Net asset value, end of period..............................  $  8.96    $  8.52    $ 10.39         $ 10.52
                                                              =======    =======    =======         =======
Total Return(2).............................................    22.45%     (6.67)%    13.56%           7.51%(6,7)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $10,834    $29,582    $50,952         $36,746
  Net expenses to average daily net assets(3)...............     0.00%      0.00%      0.00%           0.00%(8)
  Net investment income to average daily net assets(1)......     2.24%      1.91%      2.65%           0.91%(8)
  Portfolio turnover rate...................................       12%        17%        49%             31%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $  0.02    $  0.01    $  0.01         $  0.03

(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(2) Calculation excludes purchase premiums and redemption fees. Total return would be lower had certain expenses not been waived during the periods shown.
(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net investment income was $0.0004.
(6) Not annualized.
(7) The earliest class of shares of this Fund, Class I Shares, commenced operations on June 28, 1996. For the period from June 28, 1996 to February 28, 1997, Class I Shares of this Fund had a Total Return equal to 8.23%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.
(8) Annualized.

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                               NOVEMBER 26, 1996
                                                                YEAR ENDED FEBRUARY 28/29      (COMMENCEMENT OF
                                                              -----------------------------     OPERATIONS) TO
                                                               2000       1999       1998      FEBRUARY 28, 1997
                                                              -------    -------    -------    -----------------
Net asset value, beginning of period........................  $  8.85    $ 10.48    $ 10.30         $ 10.00
                                                              -------    -------    -------         -------
Income from investment operations:
  Net investment income(1)..................................     0.25       0.16(4)    0.26(4)         0.12
  Net realized and unrealized gain (loss)...................     1.45      (0.40)      1.83            0.38
                                                              -------    -------    -------         -------
    Total from investment operations........................     1.70      (0.24)      2.09            0.50
                                                              -------    -------    -------         -------
Less distributions to shareholders:
  From net investment income................................    (0.24)     (0.16)     (0.26)          (0.12)
  In excess of net investment income........................    (0.19)     (0.40)        --(5)           --
  From net realized gains...................................    (0.63)     (0.83)     (1.65)          (0.08)
                                                              -------    -------    -------         -------
    Total distributions.....................................    (1.06)     (1.39)     (1.91)          (0.20)
                                                              -------    -------    -------         -------
Net asset value, end of period..............................  $  9.49    $  8.85    $ 10.48         $ 10.30
                                                              =======    =======    =======         =======
Total Return(2).............................................    19.14%     (2.84)%    21.86%           5.09%(6)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $36,669    $32,474    $45,101         $30,787
  Net expenses to average daily net assets(3)...............     0.00%      0.00%      0.00%           0.00%(7)
  Net investment income to average daily net assets(1)......     2.63%      1.64%      2.39%           3.21%(7)
  Portfolio turnover rate...................................       18%        34%        32%             10%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $  0.01    $  0.01    $  0.01         $  0.01

(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net investment income was $0.0009.
(6) Not annualized.
(7) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL BALANCED ALLOCATION FUND

                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                  JUNE 2, 1997
                                                              YEAR ENDED FEBRUARY 28/29,        (COMMENCEMENT OF
                                                              --------------------------         OPERATIONS) TO
                                                                2000             1999           FEBRUARY 28, 1998
                                                              ---------        ---------        -----------------
Net asset value, beginning of period........................  $  10.51         $  11.87             $  11.56
                                                              --------         --------             --------
Income from investment operations:
  Net investment income(1)..................................      0.44             0.31                 0.17(4)
  Net realized and unrealized gain (loss)...................      0.91            (0.54)                1.30
                                                              --------         --------             --------
    Total from investment operations........................      1.35            (0.23)                1.47
                                                              --------         --------             --------
Less distributions to shareholders:
  From net investment income................................     (0.43)           (0.28)               (0.33)
  In excess of net investment income........................        --            (0.29)                  --(5)
  From net realized gains...................................     (0.65)           (0.56)               (0.83)
  In excess of net realized gains...........................        --(6)            --                   --
                                                              --------         --------             --------
    Total distributions.....................................     (1.08)           (1.13)               (1.16)
                                                              --------         --------             --------
Net asset value, end of period..............................  $  10.78         $  10.51             $  11.87
                                                              ========         ========             ========
Total Return(2).............................................     12.77%           (2.27)%              13.31%(7,8)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $119,075         $127,600             $115,280
  Net expenses to average daily net assets(3)...............      0.00%            0.00%                0.00%(9)
  Net investment income to average daily net assets(1)......      4.18%            2.50%                1.91%(9)
  Portfolio turnover rate...................................        26%              10%                  18%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....        --(10)     $   0.01             $   0.01

 (1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
 (2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
 (3) Net expenses excludes expenses incurred indirectly through investment in underlying funds.
 (4) Computed using average shares outstanding throughout the period.
 (5) The per share distribution in excess of net investment income is $0.001.
 (6) The per share distribution in excess of net realized gains was $0.001.
 (7) Not annualized.
 (8) The earliest class of shares of this Fund, Class I Shares, commenced operations on July 29, 1996. For the period from July 29, 1996 to February 28, 1997, Class I Shares of this Fund had a Total Return equal to 15.85%. For the period from March 1, 1997 to August 31, 1997, Class I Shares of this Fund had a Total Return equal to 8.86%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.
 (9) Annualized.
(10) Fees and expenses waved or borne by the Manager were less than $0.01 per share.

U.S. SECTOR FUND

                                                                                   CLASS III SHARES
                                                              ----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------
                                                               2000        1999         1998         1997         1996
                                                              -------     -------     --------     --------     --------
Net asset value, beginning of period........................  $  4.63     $  8.53     $  13.03     $  13.63     $  11.06
                                                              -------     -------     --------     --------     --------
Income from investment operations:
  Net investment income(1)..................................     0.09(4)     0.10(4)      0.29(4)      0.26         0.29
  Net realized and unrealized gain..........................     0.54        0.27         2.61         2.20         3.90
                                                              -------     -------     --------     --------     --------
    Total from investment operations........................     0.63        0.37         2.90         2.46         4.19
                                                              -------     -------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................    (0.09)      (0.10)       (0.40)       (0.22)       (0.29)
  In excess of net investment income........................    (0.14)      (0.15)       (0.01)          --           --
  From net realized gains...................................    (0.19)      (3.75)       (6.99)       (2.84)       (1.33)
  In excess of net realized gains...........................       --       (0.27)          --           --           --
                                                              -------     -------     --------     --------     --------
    Total distributions.....................................    (0.42)      (4.27)       (7.40)       (3.06)       (1.62)
                                                              -------     -------     --------     --------     --------
Net asset value, end of period..............................  $  4.84     $  4.63     $   8.53     $  13.03     $  13.63
                                                              =======     =======     ========     ========     ========
Total Return(2).............................................    13.35%       3.13%       29.61%       20.88%       38.90%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $ 1,602     $16,830     $ 70,823     $226,711     $211,319
  Net expenses to average daily net assets(3)...............     0.00%       0.00%        0.27%        0.48%        0.48%
  Net investment income to average daily net assets(1)......     1.85%       1.51%        2.53%        1.99%        2.27%
  Portfolio turnover rate...................................       22%         16%         150%         104%          84%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $  0.03     $  0.04     $   0.04     $   0.02     $   0.01

(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.
(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(4) Computed using average shares outstanding throughout the period.

                      INVESTMENT BY FIXED INCOME FUNDS IN
                              GMO ALPHA LIBOR FUND

     The Fixed Income Funds may each invest without limitation in shares of GMO Alpha LIBOR Fund (the "Alpha LIBOR Fund"). Shares of the Alpha LIBOR Fund are not publicly offered and are principally available only to other GMO Funds. The Alpha LIBOR Fund is managed by GMO, and is intended to provide an efficient means for other GMO Funds to achieve exposure to assets that each Fund might otherwise acquire directly.

     The Alpha LIBOR Fund does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to bear all of the Alpha LIBOR Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) to the extent such expenses exceed 0.00% through at least June 30, 2001.

     The Alpha LIBOR Fund's investment objective is high total return. The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Alpha LIBOR Fund's benchmark is the 3-month London Inter Bank Offer Rate ("LIBOR"). The Alpha LIBOR Fund is a non-diversified investment company.

     The Alpha LIBOR Fund may invest in a wide range of government securities (including securities issued by federal, state, local and foreign governments), corporate debt securities, mortgage-related and asset-backed securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The Alpha LIBOR Fund's fixed income investments may have all types of interest rate, payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent deferred, payment-in-kind, and auction rate features. The Alpha LIBOR Fund will generally have a dollar-weighted portfolio duration of zero to two years (excluding short-term investments). The Alpha LIBOR Fund may invest up to 5% of its total assets in lower rated securities (also called "junk bonds"). The Alpha LIBOR Fund may also use derivative instruments, including options, futures, options on futures and swap contracts.

     The Funds' investments in the Alpha LIBOR Fund will be subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in the Alpha LIBOR Fund include Market Risk, Liquidity Risk, Derivatives Risk, Non-Diversification Risk, Leveraging Risk, Credit and Counterparty Risk and Management Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus). As a result, shareholders of each Fund investing in the Alpha LIBOR Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.

                                   GMO TRUST

                             ADDITIONAL INFORMATION

     Each Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. Each Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Funds' annual and semi-annual reports, and the Funds' Statement of Additional Information are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about each Fund and is incorporated by reference into this Prospectus.

     Investors can review and copy the Prospectus, Statement and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                             SHAREHOLDER INQUIRIES

                      Shareholders may request additional
                   information from and direct inquiries to:
                            Shareholder Services at
                    Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                         1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)

                                  DISTRIBUTOR

                            Funds Distributor, Inc.
                                60 State Street
                          Boston, Massachusetts 02109

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

GMO TRUST                                                             Prospectus
                                                                   June 30, 2000
                                                     as revised February 1, 2001

- INTERNATIONAL INTRINSIC VALUE FUND

                                                   -----------------------------
                                                   - GMO TRUST OFFERS A BROAD
                                                    SELECTION OF INVESTMENT
                                                    ALTERNATIVES TO INVESTORS.

                                                   - INFORMATION ABOUT OTHER
                                                    FUNDS OFFERED BY GMO
                                                    TRUST IS CONTAINED IN
                                                    SEPARATE PROSPECTUSES.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                  PAGE
                                              ------------
FUND OBJECTIVES AND PRINCIPAL INVESTMENT
STRATEGIES..................................             2
SUMMARY OF PRINCIPAL RISKS..................             3
FEES AND EXPENSES...........................             6
BENCHMARKS AND INDEXES......................             6
MANAGEMENT OF THE FUND......................             7
DETERMINATION OF NET ASSET VALUE............             8
HOW TO PURCHASE SHARES......................             9
HOW TO REDEEM SHARES........................            10
MULTIPLE CLASSES............................            12
DISTRIBUTIONS AND TAXES.....................            13
FINANCIAL HIGHLIGHTS........................            14
ADDITIONAL INFORMATION..........................back cover
SHAREHOLDER INQUIRIES...........................back cover
DISTRIBUTOR.....................................back cover

SUMMARY OF FUND
OBJECTIVES AND PRINCIPAL
INVESTMENT STRATEGIES

     The following summary describes the Fund's investment objective and principal investment strategies. The Fund may make other investments and engage in other investment strategies that are not specifically described in the summary. More information about the Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, the Fund's investment objective and policies may be changed by the Trustees without shareholder approval. The investment objectives of the Fund are fundamental.

     In the Fund summary that follows, it is noted that the Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments.

     Investing in mutual funds involves risk. The Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Investors should refer to the SUMMARY OF PRINCIPAL RISKS in the Prospectus at page 3 for a discussion of the principal risks of investing in the Fund. See the Statement of Additional Information for additional information about the risks of Fund investments and strategies. The Fund described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.

     It is important for you to note:

  - You may lose money on an investment in the Fund.

  - An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 GMO INTERNATIONAL INTRINSIC VALUE FUND
Fund Inception Date: 3/31/87

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class II   GMICX             362007 20 5
                                                              Class III  GMOIX             362007 30 4
                                                              Class IV   GMCFX             362008 83 1

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The International Intrinsic Value Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the SSB PMI Value EPAC Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of non-U.S. issuers chosen from among the companies in developed markets that are listed in the MSCI Perspective publication, which generally includes approximately 2500 issuers in the MSCI EAFE universe and Canadian companies. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio, focusing on equity securities that represent favorable values relative to their market prices. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as relative valuations, economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as relative valuations in book value, earnings, cash flow, sales, dividends and forecasted earnings as well as fair value, neglect, and both price and earnings momentum and ranks highly the securities of companies that meet the Manager's criteria as undervalued. The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk), Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 3.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                 INTERNATIONAL INTRINSIC VALUE FUND(%)
                                                                 -------------------------------------
1990                                                                             -8.12
1991                                                                             14.46
1992                                                                             -1.15
1993                                                                             39.96
1994                                                                              4.14
1995                                                                             10.32
1996                                                                              9.55
1997                                                                              0.92
1998                                                                             13.60
1999                                                                             14.62

                        Highest Quarter: 16.70% (1Q1998)
                        Lowest Quarter: -15.92% (3Q1990)
                      Year-to-Date (as of 3/31/00): -5.49%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1999

---------------------------------------------------------------------
                           1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------
                                                          3/31/87
---------------------------------------------------------------------
 CLASS III                 13.93%     9.55%      9.11%     10.51%
---------------------------------------------------------------------
 MSCI EAFE                 26.96%    12.82%      7.01%      8.47%
---------------------------------------------------------------------
 SSB PMI VALUE EPAC        -6.77%     8.49%      9.54%        N/A
---------------------------------------------------------------------
                                                          9/26/96
---------------------------------------------------------------------
 CLASS II                  13.79%       N/A        N/A     10.31%
---------------------------------------------------------------------
 MSCI EAFE                 26.96%       N/A        N/A     15.12%
---------------------------------------------------------------------
 SSB PMI VALUE EPAC        -6.77%       N/A        N/A        N/A
---------------------------------------------------------------------
                                                           1/9/98
---------------------------------------------------------------------
 CLASS IV                  13.96%       N/A        N/A     15.63%
---------------------------------------------------------------------
 MSCI EAFE                 26.96%       N/A        N/A     25.47%
---------------------------------------------------------------------
 SSB PMI VALUE EPAC        -6.77%       N/A        N/A        N/A
---------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

     The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you can lose money by investing in the Fund. Factors that may affect the Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by the Fund change over time. The Statement of Additional Information includes more information about the Fund and its investments.

      -- MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the Fund. General market risks associated with investments in equity and fixed income securities include the following:

     EQUITY SECURITIES. A principal risk of the Fund is that the equity securities in which it invests will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

     The Fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.

     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. This risk is particularly pronounced for the Fund, which invests primarily in value securities

     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

     FIXED INCOME SECURITIES. The Fund may invest to a limited extent in certain fixed income securities. The value of the Fund's investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise.

     This kind of market risk, also called interest rate risk, will generally increase to the extent the Fund invests in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected cash flows of a fixed income security).

     - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that the Fund may be prevented from selling particular securities at the price at which the Fund values them. Liquidity risk will generally increase to the extent that the Fund's principal investment strategy involves securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk.

     - DERIVATIVES RISK. The Fund may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Fund can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Fund may also use derivatives as a way to efficiently adjust the exposure of the Fund to various securities, markets and currencies without the Fund having to actually sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Fund, refer to the Statement of Additional Information.

     The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

     - FOREIGN INVESTMENT RISK. The Fund, because it invests in securities traded principally in securities markets outside the United States, is subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the Fund's investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. These risks are particularly pronounced for the Fund because it may invest a significant portion of its assets in foreign securities.

     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may negatively affect the value of the Fund's investments. Currency risk includes both the risk that currencies in which the Fund's investments are traded in or currencies in which the Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

     The Fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. The Fund may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in the Fund's currency exposure being substantially different than that suggested by its securities investments.

     If the Fund invests or trades in foreign currencies, securities denominated in foreign currencies, or related derivative instruments, it may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the Fund because it regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."

     - LEVERAGING RISK. The Fund's portfolio may be economically leveraged if the Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, the Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in economic leverage. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

     The net long exposure of the Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the Fund's net assets. The Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Fund also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it was leveraged.

     - CREDIT AND COUNTERPARTY RISK. This is the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or to otherwise honor its obligations.

     The Fund is exposed to credit risk because it may generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because it may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.

     - MANAGEMENT RISK. The Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Fund is generally not subject to the risk of market timing because it generally stays fully invested.

                               FEES AND EXPENSES

     The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                                                              CLASS II   CLASS III   CLASS IV
                                                              --------   ---------   --------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets)
  Management Fee............................................   0.54%       0.54%      0.54%
  Shareholder Service Fee...................................   0.22%       0.15%      0.09%
  Other Expenses............................................   0.09%       0.09%      0.09%
  Total Annual Operating Expenses...........................   0.85%       0.78%      0.72%
  Expense Reimbursement(1)..................................   0.09%       0.09%      0.09%
  Net Annual Expenses.......................................   0.76%       0.69%      0.63%

NOTES TO FEES AND EXPENSES:

1. The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2001 to the extent that the Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the Fund's daily net assets.

EXAMPLES:

The examples illustrate the expenses you would incur on a $10,000 investment in the Fund over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same (with or without redemption at the end of each stated period). The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower.

                                                              CLASS II   CLASS III   CLASS IV
                                                              --------   ---------   --------
1 Year (after reimbursement)................................   $  137     $  130      $  124
3 Year......................................................   $  321     $  299      $  280
5 Year......................................................   $  520     $  482      $  449
10 Year.....................................................   $1,095     $1,012      $  941

                             BENCHMARKS AND INDEXES

     Effective January 2001, the Fund's benchmark was changed from the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE") to the SSB Primary Market Index Value EPAC index ("SSB PMI Value EPAC") in order to reflect the Fund's current and historical practice of investing in securities that represent favorable values to their market prices. The SSB PMI Value EPAC index is maintained and published by Salomon Smith Barney and consists of stocks in the Euro Pacific region of the Primary Market Index that have a value style. The Primary Market Index are stocks that fall in the top 80% of each country's cumulative available capital. The style is determined by the equal weighted relative magnitude of three growth and four value variables: 5-year historical EPS growth rate, 5-year historical sales per share growth, 5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend yield. The Manager may change the Fund's benchmark from time to time. The Fund is not an "index" fund and the composition of the Fund's portfolio may differ from the benchmark.

                             MANAGEMENT OF THE FUND

     Grantham, Mayo, Van Otterloo & Co., LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2000, GMO managed more than $22 billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.

     Subject to the approval of the Trust's board of trustees, the Manager establishes and modifies when necessary the investment strategies of the Fund. In addition to its management services to the Fund, the Manager administers the Fund's business affairs. For the fiscal year ended February 29, 2000, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), 0.45% of the Fund's average daily net assets.

     Each class of shares of the Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports and assistance to correct and maintain client-related information.

     Day-to-day management of the Fund is the responsibility of the International Quantitative division, comprised of investment professionals associated with the Manager. No one person is responsible for making recommendations to the division.

CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as the Fund's custodian.

TRANSFER AGENT

     Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Fund's transfer agent.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. New York City time. The Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund. The Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The market value of the Fund's investments is generally determined as follows:

Exchange listed securities

     - Last sale price or

     - Most recent bid price (if no reported sale) or

     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is

Unlisted securities (if market quotations are readily available)

     - Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (includes bonds, loans, structured notes)

     - Closing bid supplied by a primary pricing source chosen by the Manager

All other assets and securities (if no quotations are readily available)

     - Fair value as determined in good faith by the Trustees or persons acting at their direction

     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.

     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Fund even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

     Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Fund's net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because the Fund may hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of the Fund's shares may be significantly affected on days when investors will have no ability to redeem their shares.

                             HOW TO PURCHASE SHARES

     You may purchase the Fund's shares from the Trust on any day when the NYSE is open for business. In addition, brokers and agents are authorized to accept purchase and redemption orders on the Fund's behalf. You may pay a fee if you effect a transaction through a broker or agent. To obtain a purchase order form, call the Trust at (617) 346-7646 or your broker or agent.

     PURCHASE POLICIES. Before a purchase order will be acted upon by the Trust, the Trust must determine that the purchase order is in "good order." A purchase order is in "good order" if:

     - a completed purchase order, containing the following information, is submitted to the Trust or its agent:

        - signature exactly in accordance with the form of registration

        - the exact name in which the shares are registered

        - the investor's account number

        - the number of shares or the dollar amount of shares to be purchased

     - the purchase order is received and accepted by the Trust or its agent (the Trust reserves the right to reject any order)

     - payment (by check or wire) for the purchase is received before 4:00 p.m. on the day the purchase order is accepted

        - if an investor provides adequate written assurances of intention to pay, the Trust may extend settlement up to four business days.

     The purchase price of a share of the Fund is the net asset value per share next determined after the purchase order is determined to be in "good order." Purchase order forms received by the Trust or its agent after the deadline will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day.

     Minimum investment amounts (by class) are set forth in the table on page 12 of this Prospectus. There is no minimum additional investment required to purchase additional shares of the Fund. The Trust may waive initial minimums for certain accounts.

     SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                   GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                          Boston, Massachusetts 02110
                           Facsimile: (617) 439-4192
                        Attention: Shareholder Services

     Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks or securities directly to the Trust.

     FUNDING YOUR INVESTMENT.  You may purchase shares:

     - with cash (via wire transfer or check)

        - BY WIRE.  Instruct your bank to wire the amount of your investment to:

             Investors Bank & Trust Company, Boston, Massachusetts
                               ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
              Further credit: GMO Fund/shareholder name and number

        - BY CHECK. All checks must be made payable to the Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:

                  By U.S. Postal Service:                             By Overnight Courier:
              Investors Bank & Trust Company                     Investors Bank & Trust Company
                 GMO Transfer Agent MFD 23                          GMO Transfer Agent MFD 23
                       P.O. Box 9130                            200 Clarendon Street, 16th Floor
             200 Clarendon Street, 16th Floor                           Boston, MA 02116
                   Boston, MA 02117-9130

     - by exchange (from another GMO product)

        - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile)

        - each Fund will not honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are generally those investors who repeatedly make exchanges within a short period or otherwise engage in frequent transactions in a manner that may be disruptive to a Fund, as reasonably determined by such Fund. The Funds do not automatically redeem shares that are the subject of a rejected exchange request.

     - in exchange for securities acceptable to the Manager

        - securities must be approved by the Manager prior to transfer to the Fund

        - securities will be valued as set forth under "Determination of Net Asset Value" on page 8

     - by a combination of cash and securities.

                              HOW TO REDEEM SHARES

     You may redeem shares of the Fund on any day when the NYSE is open for business.

     REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust or its agent in "good order."

     A redemption request is in "good order" if it:

     - is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. New York City time)

     - is signed exactly in accordance with the form of registration

     - includes the exact name in which the shares are registered

     - includes the investor's account number

     - includes the number of shares or the dollar amount of shares to be redeemed

     Redemption requests received by the Trust or its agent after the deadline will be honored on the next following business day, and the redemption will be effected based on the net asset value per share computed on that day. The redemption price is the net asset value per share next determined after the redemption request is determined to be in "good order."

     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash.

     If a redemption is made in cash:

     - payment will be made in federal funds transferred to the account designated in writing by authorized persons

        - designation of additional accounts and any change in the accounts originally designated must be made in writing.

     - upon request, payment will be made by check mailed to the registration address

     If a redemption is made in-kind, it is important for you to note:

     - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value" on page 8

     - securities distributed by the Fund will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio

     - to the extent available, in-kind redemptions will be of readily marketable securities

     - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption

     - in-kind redemptions will be transferred and delivered by the Trust as directed by you

     Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

     - if the NYSE is closed for other than weekends or holidays

     - during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

     - during any other period permitted by the Securities and Exchange Commission for the protection of investors.

     SUBMITTING YOUR REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares -- Submitting Your Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of redemption requests.

                                MULTIPLE CLASSES

     The Fund offers multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support, reflecting the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

--------------------------------------------------------------------------------------------------------------------
                                                       MINIMUM TOTAL INVESTMENT/     SHAREHOLDER SERVICE FEE (AS A %
        INTERNATIONAL INTRINSIC VALUE FUND              TOTAL FUND INVESTMENT*        OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
                                                             $1 million/NA                        0.22%
 Class II
--------------------------------------------------------------------------------------------------------------------
                                                            $35 million/NA                        0.15%
 Class III
--------------------------------------------------------------------------------------------------------------------
                                                       $250 million/$125 million                  0.09%
 Class IV
--------------------------------------------------------------------------------------------------------------------

* The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996.

ELIGIBILITY FOR CLASSES

     Eligibility for different classes of the Fund depends upon the client meeting either (i) the minimum "Total Fund Investment" set forth in the above table, which includes only a client's total investment in a particular Fund, or
(ii) the minimum "Total Investment" set forth in the above table, calculated as described below.

DETERMINATION OF TOTAL INVESTMENT

     A client's Total Investment equals the market value of all the client's assets managed by GMO and its affiliates (1) at the time of initial investment,
(2) at close of business on the last business day of each calendar quarter, or
(3) at other times as determined by the Manager (each, a "Determination Date"). The Manager will monitor the value of the MSCI World Index (computed in U.S. dollars with net dividends reinvested). On December 31 of any year, the Manager may increase the Minimum Total Investment/Total Fund Investment amounts by the same percentage by which the value of the MSCI World Index increased from June 30, 2000 through December 31 of the year being evaluated.

     For clients establishing a relationship with GMO on or after June 1, 1996: A client's Total Investment will be determined by GMO at the Determination Date.

     For clients with GMO accounts as of May 31, 1996: Any client whose Total Investment as of May 31, 1996 (prior to the issuance of multiple classes of shares) was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Clients whose Total Investment as of May 31, 1996 was less than $7 million but greater than $0 will be eligible for conversion to Class II Shares indefinitely.

You should note:

     - There is no minimum additional investment required to purchase additional shares of the Fund for any class of shares.

     - The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility.

     - Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

     - Assets invested in GMO's Pelican Fund will not be considered when determining a client's Total Investment.

CONVERSIONS BETWEEN CLASSES

     Client's shares in the Fund will be converted to the class of shares of the Fund with the lowest Shareholder Service Fee for which the client is eligible, based on the amount of the client's Total Investment or Total Fund Investment, on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by the Manager.

     The Trust has been advised by counsel that the conversion of a client's investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the converted Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

                            DISTRIBUTIONS AND TAXES

     The policy of the Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. The Fund also intends to distribute net gains from the sale of securities held for not more than one year ("net short-term capital gains") and net gains from the sale of securities held for more than one year ("net long-term capital gains") at least annually. The Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     All dividends and/or distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the application or by writing to the Trust.

It is important for you to note:

     - Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such (generally at a 20% federal rate for noncorporate shareholders whether paid in cash or in shares).

     - Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. If a distribution reduces the net asset value of a shareholder's shares below a shareholder's cost basis in those shares, such distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, if you buy shares just prior to a taxable distribution by the Fund, you will pay the full price of the shares (including the value of the pending distribution) and then receive a portion of the price back as a taxable distribution.

     - The Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

     - The Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate the Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of the Fund's distributions and may cause the Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.

     - The Fund's use of derivatives may increase the amount of taxes payable by shareholders.

     The above is a general summary of the principal federal income tax consequences of investing in the Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for the Fund, and each class of shares which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares reflects the operational history for the sole outstanding class prior to the creation of multiple classes on May 31, 1996.

INTERNATIONAL INTRINSIC VALUE FUND*

                                                     CLASS II SHARES                              CLASS III SHARES
                                     ------------------------------------------------   ------------------------------------
                                                                      PERIOD FROM
                                         YEAR ENDED FEBRUARY       SEPTEMBER 26, 1996           YEAR ENDED FEBRUARY
                                               28/29,               (COMMENCEMENT OF                   28/29,
                                     ---------------------------     OPERATIONS) TO     ------------------------------------
                                      2000      1999      1998     FEBRUARY 28, 1997       2000         1999         1998
                                     -------   -------   -------   ------------------   ----------   ----------   ----------
Net asset value, beginning of
 period............................  $ 20.33   $ 23.16   $ 24.36        $ 24.60         $    20.38   $    23.20   $    24.37
                                     -------   -------   -------        -------         ----------   ----------   ----------
Income (loss) from investment
 operations:
 Net investment income.............     0.41(2)    0.39(2)    0.52(2)         0.14            0.47(2)       0.42(2)       0.54(2)
 Net realized and unrealized gain
   (loss)..........................     1.33     (0.46)     1.94           0.96               1.28        (0.47)        1.96
                                     -------   -------   -------        -------         ----------   ----------   ----------
   Total from investment
    operations.....................     1.74     (0.07)     2.46           1.10               1.75        (0.05)        2.50
                                     -------   -------   -------        -------         ----------   ----------   ----------
Less distributions to shareholders:
 From net investment income........    (0.56)    (0.24)    (0.74)         (0.27)             (0.56)       (0.25)       (0.75)
 In excess of net investment
   income..........................       --     (0.24)       --             --             --            (0.24)          --
 From net realized gains...........    (0.66)    (2.28)    (2.92)         (1.07)             (0.66)       (2.28)       (2.92)
                                     -------   -------   -------        -------         ----------   ----------   ----------
   Total distributions.............    (1.22)    (2.76)    (3.66)         (1.34)             (1.22)       (2.77)       (3.67)
                                     -------   -------   -------        -------         ----------   ----------   ----------
Net asset value, end of period.....  $ 20.85   $ 20.33   $ 23.16        $ 24.36         $    20.91   $    20.38   $    23.20
                                     =======   =======   =======        =======         ==========   ==========   ==========
Total Return(1)....................     8.09%    (0.76)%   11.60%          4.51%(3)           8.20%       (0.68)%      11.71%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $21,162   $18,295   $12,500        $25,302         $1,799,929   $1,998,447   $3,046,510
 Net expenses to average daily net
   assets..........................     0.76%     0.76%     0.76%          0.80%(4,6)         0.69%        0.69%        0.69%
 Net investment income to average
   daily net assets................     1.84%     1.71%     2.14%          0.98%(6)           2.09%        1.84%        2.19%
 Portfolio turnover rate...........       53%       60%       68%            97%                53%          60%          68%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................  $  0.02   $  0.06   $  0.07        $  0.05         $     0.02   $     0.06   $     0.07

                                        CLASS III SHARES
                                     -----------------------

                                       YEAR ENDED FEBRUARY
                                             28/29,
                                     -----------------------
                                        1997         1996
                                     ----------   ----------
Net asset value, beginning of
 period............................  $    24.62   $    22.32
                                     ----------   ----------
Income (loss) from investment
 operations:
 Net investment income.............        0.59         0.36
 Net realized and unrealized gain
   (loss)..........................        1.02         3.09
                                     ----------   ----------
   Total from investment
    operations.....................        1.61         3.45
                                     ----------   ----------
Less distributions to shareholders:
 From net investment income........       (0.33)       (0.39)
 In excess of net investment
   income..........................          --           --
 From net realized gains...........       (1.53)       (0.76)
                                     ----------   ----------
   Total distributions.............       (1.86)       (1.15)
                                     ----------   ----------
Net asset value, end of period.....  $    24.37   $    24.62
                                     ==========   ==========
Total Return(1)....................        6.72%       15.72%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $4,232,937   $4,538,036
 Net expenses to average daily net
   assets..........................        0.71%(5)       0.71%(5)
 Net investment income to average
   daily net assets................        2.34%        1.93%
 Portfolio turnover rate...........          97%          14%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................  $     0.06   $     0.03

(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(6) Annualized.
(*) Effective February 1, 2001, the "GMO International Core Fund" was renamed the "GMO International Intrinsic Value Fund."

                        CLASS IV SHARES
         ---------------------------------------------
                                        PERIOD FROM
               YEAR ENDED             JANUARY 9, 1998
            FEBRUARY 28/29,          (COMMENCEMENT OF
         ----------------------       OPERATIONS) TO
           2000          1999        FEBRUARY 28, 1998
         --------      --------      -----------------
         $  20.37      $  23.19          $  20.61
         --------      --------          --------
             0.55(2)       0.42(2)           0.02(2)
             1.21         (0.46)             2.56
         --------      --------          --------
             1.76         (0.04)             2.58
         --------      --------          --------
            (0.57)        (0.25)               --
            --            (0.25)               --
            (0.66)        (2.28)               --
         --------      --------          --------
            (1.23)        (2.78)               --
         --------      --------          --------
         $  20.90      $  20.37          $  23.19
         ========      ========          ========
             8.18%        (0.60)%           12.52%(3)
         $291,894      $567,219          $682,952
             0.63%         0.63%             0.63%(6)
             2.47%         1.85%             0.68%(6)
               53%           60%               68%
         $   0.02      $   0.06          $   0.01

                      [This page intentionally left blank]

                                   GMO TRUST

                             ADDITIONAL INFORMATION

     The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports, and the Fund's Statement of Additional Information are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about the Fund and is incorporated by reference into this Prospectus.

     Investors can review and copy the Prospectus, Statement and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                             SHAREHOLDER INQUIRIES

                      Shareholders may request additional
                   information from and direct inquiries to:
                            Shareholder Services at
                    Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                         1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)

                                  DISTRIBUTOR

                            Funds Distributor, Inc.
                                60 State Street
                          Boston, Massachusetts 02109

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST

            AMENDED AND RESTATED SUPPLEMENT DATED FEBRUARY 1, 2001 TO
              GMO TRUST - U.S. CORE FUND, VALUE FUND, FOREIGN FUND
         AND INFLATION INDEXED BOND FUND PROSPECTUS DATED JUNE 30, 2000
      GMO TRUST - EMERGING COUNTRY DEBT FUND PROSPECTUS DATED JUNE 30, 2000
        GMO TRUST - EMERGING MARKETS FUND PROSPECTUS DATED JUNE 30, 2000


MANAGEMENT OF THE FUNDS

Notwithstanding references to the contrary in the above-referenced prospectuses (see, e.g., "Management of the Fund"), day-to-day management of each Fund is the responsibility of one of several investment divisions at Grantham, Mayo, Van Otterloo & Co LLC, the investment adviser of the Funds, and no one person is primarily responsible for making recommendations to any investment division. The table below identifies the investment divisions and the Funds for which they are responsible:

   INVESTMENT DIVISIONS                        PRIMARY RESPONSIBILITIES
--------------------------   -----------------------------------------------------------
Domestic Quantitative        U.S. Core Fund
Domestic Active              Value Fund
International Quantitative   Emerging Markets Fund
International Active         Foreign Fund
Fixed Income                 Emerging Country Debt Fund and Inflation Indexed Bond Fund

EMERGING MARKETS FUND

Notwithstanding references to the contrary in the GMO Trust - Emerging Markets Fund Prospectus (see, e.g., "Fund Objective and Principal Investment Strategies," "Risk Factors" and "Management of the Trust"), effective January 2001, Arjun Bhagwan Divecha and the other management personnel formerly associated with Dancing Elephant, Ltd. ("Dancing Elephant") will provide the same investment management services to the Fund that they previously provided through Dancing Elephant as members or employees of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Fund. There will be no change in the Emerging Market Fund's fees and expenses as a result of this change.

EMERGING COUNTRY DEBT FUND AND EMERGING MARKETS FUND

Notwithstanding references to the contrary in the GMO Trust - Emerging Country Debt Fund Prospectus and the GMO Trust - Emerging Markets Fund Prospectus (see, e.g., "Fees and Expenses" and "Notes to Fees and Expenses"), effective October 13, 2000, if the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the above-referenced Funds will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the above-referenced Funds may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. With respect to the Emerging Country Debt Fund only, the purchase premium or redemption fee will be reduced by 50% if the purchaser makes an in-kind purchase of the Fund's shares. Offset/reductions are not available for transactions that are executed through brokers or agents, including, without limitation, intermediary platforms.

PURCHASE OF FUND SHARES

Each Fund will not honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are generally those investors who repeatedly make exchanges within a short period or otherwise engage in frequent transactions in a manner that may be disruptive to a Fund, as reasonably determined by such Fund. The Funds do not automatically redeem shares that are the subject of a rejected exchange request.

LEVERAGING RISK

The text in the Prospectus under the caption "Summary of Principal Risks -- Leveraging Risk" is deleted in its entirety and replaced with the following text:

         "Each Fund's portfolio may be economically leveraged if a Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, each Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in economic leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

         The net long exposure of each Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts) will not exceed 100% of the Fund's net assets. Each Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Equity Funds also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it was leveraged.

         The Fixed Income Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. The Fixed Income Funds control the projected tracking error relative to a Fund's benchmark to manage effective market exposure resulting from derivatives in a portfolio. This means that a Fixed Income Fund may be leveraged when measured in terms of aggregate exposure of the Fund's assets."

USE OF DERIVATIVES

A Fund's use of derivatives may increase the amount of taxes payable by its shareholders.

INFLATION INDEXED BOND FUND

Notwithstanding references to the contrary in the GMO Trust -- U.S. Core Fund, Value Fund, Foreign Fund and Inflation Indexed Bond Fund Prospectus (see, e.g., "Fees and Expenses," "Notes to Fees and Expenses" and "Investment by Inflation Indexed Bond Fund in GMO Alpha LIBOR Fund"), effective July 26, 2000, the GMO Alpha LIBOR Fund will no longer charge a purchase premium in connection with the purchase of its shares. As a result, the Inflation Indexed Bond Fund will not pay a purchase premium in connection with the purchase of shares of the GMO Alpha LIBOR Fund.

                                    GMO TRUST

           AMENDED AND RESTATED SUPPLEMENT DATED FEBRUARY 1, 2001 TO

        GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000

      GMO FUNDAMENTAL VALUE FUND STATEMENT OF ADDITIONAL INFORMATION DATED
                                 JUNE 30, 2000

  GMO TAX-MANAGED FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000

    GMO PELICAN FUND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000

1) Effective February 1, 2001, the name of the "GMO International Core Fund" has been changed to the "GMO International Intrinsic Value Fund" and the name of the "GMO Currency Hedged International Core Fund" has been changed to the "GMO Currency Hedged International Equity Fund." All references to the GMO International Core Fund shall be deemed to be references to the GMO International Intrinsic Value Fund and all references to the GMO Currency Hedged International Core Fund shall be deemed to be references to the GMO Currency Hedged International Equity Fund.

2) Notwithstanding references to the contrary in the GMO Trust Statement of Additional Information, effective December 2000 the GMO Japan Fund was liquidated.

3) Effective September 1, 2000, the following non-fundamental investment policies have been eliminated for the Funds noted below:


ALL U.S. EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS (EXCEPT EMERGING MARKETS FUND, EVOLVING COUNTRIES FUND AND ASIA FUND), TAX-MANAGED FUNDS AND FUNDAMENTAL VALUE FUND

Notwithstanding the policies set forth for each of the U.S. Equity Funds, International Equity Funds (except Emerging Markets Fund, Evolving Countries Fund and Asia Fund), Tax-Managed Funds and Fundamental Value Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated:

     "The Fund expects that normally less than 5% of its net assets will be exposed to cash and money market instruments. This limitation does NOT include cash and money market instruments in margin accounts or otherwise covering exposure achieved through derivative instruments ("equitized cash")."

EMERGING MARKETS FUND, EVOLVING COUNTRIES FUND AND ASIA FUND

Notwithstanding the policies set forth for each of the Emerging Markets Fund, Evolving Countries Fund and Asia Fund in the Statement of Additional Information, the following non-fundamental investment policies have been eliminated:

     "No more than 25% of the Fund's total assets will be invested in shares of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets."

     "The Fund will not normally have greater than 10% of its net assets exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin account or otherwise covering exposure achieved through derivative instruments ("equitized cash")."


4) Effective September 1, 2000, the non-fundamental investment policies of the Funds noted below are modified as follows:

FOREIGN FUND
Notwithstanding any references to the contrary in the Statement of Additional Information, the Foreign Fund's non-fundamental investment policy that "[n]o more than 10% of the Fund's net assets will be invested in illiquid securities" has been modified as follows:

     "No more than 15% of the Fund's net assets will be invested in illiquid securities."


U.S. BOND/GLOBAL ALPHA A FUND, INTERNATIONAL BOND FUND, CURRENCY HEDGED INTERNATIONAL BOND FUND AND GLOBAL BOND FUND
The investment policies of each of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund, as set forth in the Statement of Additional Information, have been modified to reflect that each of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund may invest in securities indirectly through investments in GMO Emerging Country Debt Fund.

In addition, by reason of the ability of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund to invest in GMO Emerging Country Debt Fund, the last paragraph of "Taxes - Tax Implications of Certain Investments" in the Statement of Additional Information applies to investments by these Funds in GMO Emerging Country Debt Fund.

ALL FUNDS
Notwithstanding any references to the contrary in the Statement of Additional Information, including without limitation under "Description and Risks of Fund Investments -- Illiquid Securities" and under Non-Fundamental Investment Restriction No. 3, the Funds' liquidity policy is as follows:

     "The Funds may not invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

     Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

     For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees."


5) Effective September 1, 2000, the following new subsection is added under the section of the Statement of Additional Information entitled "Description and Risks of Fund Investments":

     "INVESTMENTS IN OTHER INVESTMENT COMPANIES

     Certain GMO Fixed Income Funds may invest without limitation in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds."


                                     - 3 -